   As filed with the Securities and Exchange Commission on December 27, 2002
                     Registration No. 811-8494 and 33-78408

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  -----------

                                   FORM N-1A
                             REGISTRATION STATEMENT

                                      UNDER

                          THE SECURITIES ACT OF 1933                 [x]

                           Pre-Effective Amendment No.__             [ ]

                        Post-Effective Amendment No. 29              [x]

                                       and
                             REGISTRATION STATEMENT
                                      UNDER

                      THE INVESTMENT COMPANY ACT OF 1940             [x]

                                Amendment No. 31

                       (Check appropriate box or boxes)              [x]
                                  -----------

                  LEADER Mutual Funds (formerly "Magna Funds")
               (Exact name of registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219


       Registrant's Telephone Number, Including Area Code: (800) 219-4182

Name and address
of agent for service                         Copy to
--------------------                         -------

Walter B. Grimm                              John M. Loder, Esq.
BISYS Fund Services                          Ropes & Gray
3435 Stelzer Road                            One International Place
Columbus, Ohio  43219                        Boston, MA 02110

                                  -----------

It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b),

[ ]     60 days after filing pursuant to paragraph (a)(1),

[ ]     75 days after filing pursuant to paragraph (a)(2), or


[X]     on January 1, 2003 pursuant to paragraph (b) of Rule 485.

                           [LEADER MUTUAL FUNDS LOGO]
                           LEADER Growth Equity Fund
                          LEADER Growth & Income Fund
                              LEADER Balanced Fund
                          LEADER Tax-Exempt Bond Fund
                         LEADER Intermediate Bond Fund
                          LEADER Short Term Bond Fund
                      LEADER Tax-Exempt Money Market Fund
                            LEADER Money Market Fund
                       LEADER Treasury Money Market Fund
                               Investor A Shares
                               Investor B Shares


                                ---------------

                                   PROSPECTUS
                                JANUARY 1, 2003

                                ---------------



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              LEADER Mutual Funds
                      Notice of Privacy Policy & Practices

LEADER Mutual Funds recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with LEADER Mutual Funds.

COLLECTION OF CUSTOMER INFORMATION

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and LEADER Mutual Funds or service providers to LEADER Mutual Funds.

DISCLOSURE OF CUSTOMER INFORMATION

     We may disclose all of the information described above to certain third parties who are not affiliated with LEADER Mutual Funds under one or more of these circumstances:

     - As Authorized - if you request or authorize the disclosure of the information.

     - As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the LEADER Mutual Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Marketing Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

     We require service providers to the LEADER Mutual Funds:

     - to maintain policies and procedures designed to assure only appropriate access to information about customers of the LEADER Mutual Funds;

     - to limit the use of information about consumers of LEADER Mutual Funds to the purposes for which the information was disclosed or as otherwise permitted by law; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the LEADER Mutual Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of LEADER Mutual Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of LEADER Mutual Funds and individuals who provide nonpublic personal information to LEADER Mutual Funds, but do not invest in LEADER Mutual Funds shares.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                             1  LEADER Growth Equity Fund
important section, which                          5  LEADER Growth & Income Fund
summarizes each Fund's                            9  LEADER Balanced Fund
objectives, strategies,                          12  LEADER Tax-Exempt Bond Fund
investments, risks, past                         16  LEADER Intermediate Bond Fund
performance, and fees.                           21  LEADER Short Term Bond Fund
                                                 24  LEADER Tax-Exempt Money Market Fund
                                                 27  LEADER Money Market Fund
                                                 30  LEADER Treasury Money Market Fund
                                                 33  Fees and Expenses
                                                 36  Investing for Defensive Purposes
                                                 36  Additional Information Regarding Fund Investments
                                                     and Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                          37  Investment Advisor
details on the people and                        37  Portfolio Managers
organizations who oversee                        38  Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                          39  Pricing of Fund Shares
obtain details on how shares                     41  Purchasing and Selling Your Shares
are valued, how to purchase,                     45  General Policies on Selling Shares
sell and exchange shares,                        47  Distribution Arrangements
related charges and payments                     52  Exchanging Your Shares
of dividends.                                    53  Dividends and Distributions
                                                 54  Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                          55  Financial Highlights
details on the selected
financial statements of the
Funds.

                                                                   LEADER GROWTH
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES                     EQUITY FUND


    INVESTMENT OBJECTIVE              Capital appreciation.



    PRINCIPAL INVESTMENT              The LEADER Growth Equity Fund invests primarily in common stocks of
    STRATEGIES                        companies that Union Planters Investment Advisors, Inc. ("Union Planters
                                      Advisors" or the "Advisor") believes have above-average growth potential.
                                      Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants.
                                      A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.
                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.



    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives. The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.
                                      Growth Stock Risk:  The Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. Because the Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. In addition, growth stocks can be more volatile than other types of stocks, such as
                                      "value" stocks. Because high-growth companies

                                                            LEADER GROWTH
   RISK/RETURN SUMMARY AND FUND EXPENSES                      EQUITY FUND


                                      usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.
                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                            LEADER GROWTH
   RISK/RETURN SUMMARY AND FUND EXPENSES                      EQUITY FUND


                      PERFORMANCE BAR CHART AND TABLE(1,2)
   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and ten years compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Standard and Poor's Composite Stock Price Index (the "S&P 500(R) Index") referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

   The bar chart shows the Fund's total returns for Investor A Shares for each of the last ten calendar years. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. The Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

   Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(2)
                                    [BAR CHART]

1992(3)                                                                           3.20
1993                                                                              1.53
1994                                                                             -5.84
1995                                                                             34.87
1996                                                                             21.43
1997                                                                             20.48
1998                                                                             30.70
1999                                                                             23.45
2000                                                                             -2.26
2001                                                                            -12.24

For the period January 1, 2002 through September 30, 2002, the Fund's total return was -31.02%.

 Best quarter:          Q4   1998   21.43%
 Worst quarter:         Q1   2001   -9.39%
 -----------------------------------------

                                                            LEADER GROWTH
   RISK/RETURN SUMMARY AND FUND EXPENSES                      EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS(2)
(for the periods ending
December 31, 2001)
------------------------------------

                                                 ONE      FIVE      TEN
                                                YEAR      YEAR    YEAR(3)
---------------------------------------------------------------------
   LEADER GROWTH EQUITY FUND
     Investor A Shares Return Before Taxes(4)  -17.06%    9.53%    9.80%
     Investor B Shares Return Before Taxes(4)  -17.03%   10.14%    9.93%(5)
   S&P 500(R) INDEX(6)                         -11.88%   10.70%   12.93%
   LIPPER LARGE CAP GROWTH INDEX(6)            -23.87%    7.50%   10.60%
-------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Investor A Shares or Investor B Shares (as applicable) of the Fund as stated in this Prospectus under "Fees and Expenses" (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

   (3) Prior to May 21, 1992, the predecessor fund operated under an investment objective, restrictions and guidelines that were different from those of the Fund. The Fund's total return for 1992 set forth in the bar chart and the Fund's average annual returns set forth in the table for ten years, therefore, include returns for a period of time beginning January 1, 1992 and ending May 20, 1992 during which the predecessor fund operated under an investment objective, restrictions and guidelines that were different from those of the Fund. If the predecessor fund had operated under the same investment objective, restrictions and guidelines as the Fund during that period of time, its average annual returns may have been different.

   (4) The predecessor fund was not subject to the same distribution requirement as a registered investment company. As a result, no after-tax performance information is shown for this Fund for periods prior to December 9, 2002.

   (5) Because Investor B Shares convert into Investor A Shares after 8 years, the average annual returns of Investor B Shares for periods after such conversion have been calculated by using the returns of Investor A Shares.

   (6) The returns of each Index do not reflect the effect of taxes.

                                                                 LEADER GROWTH &
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES                     INCOME FUND


    INVESTMENT OBJECTIVES             Long-term growth of capital, current income and growth of income.




    PRINCIPAL INVESTMENT              The LEADER Growth & Income Fund invests primarily in common stocks that the
    STRATEGIES                        Advisor believes have potential primarily for capital growth and secondarily for income. The Fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade)
                                      convertible into common stock and securities of foreign issuers traded in
                                      U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"). The Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds.
                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives.



                                      The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or
                                      "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                      market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.



                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

   The bar chart shows the Fund's total returns for Investor A Shares for the last calendar year. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.
   For periods prior to the commencement of operations of Investor A Shares (10/26/2000) and Investor B Shares (10/15/2002), performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares and Investor B Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares and Investor B Shares.

   Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART]

1995                                                                             30.94
1996                                                                             21.53
1997                                                                             28.60
1998                                                                             30.05
1999                                                                             17.81
2000                                                                             -9.86
2001                                                                            -11.40

For the period January 1, 2002 through September 30, 2002, the Fund's total return was -24.56%.

 Best quarter:           Q4   1998   16.24%
 Worst quarter:          Q1   2001   -9.62%
 -----------------------------------------

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)
------------------------------------

                                                                                   SINCE
                                                                                   FUND
                                                                ONE      FIVE    INCEPTION
                                                               YEAR      YEAR    (9/1/94)
                                                      ------------------------------------
   LEADER GROWTH & INCOME FUND
     Investor A Shares
       Return Before Taxes                                    -16.27%    8.26%    11.81%
       Return After Taxes on Distributions(2)                 -16.52%    7.53%    10.94%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               -9.91%    6.60%     9.62%
     Investor B Shares
       Return Before Taxes                                    -16.15%    8.87%    12.18%
       Return After Taxes on Distributions(2)                 -16.49%    8.10%    11.29%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               -9.84%    7.11%     9.94%
   S&P 500(R) INDEX(3)                                        -11.88%   10.70%    14.75%
   LIPPER LARGE CAP CORE FUNDS INDEX(3)                       -12.83%    9.59%    12.79%
------------------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (3) The returns of each Index do not reflect the effect of taxes.

                                                                          LEADER
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES                   BALANCED FUND


    INVESTMENT OBJECTIVES             To maximize total return through a combination of growth of capital and current income consistent with preservation of capital.




    PRINCIPAL INVESTMENT              The LEADER Balanced Fund invests in a combination of equity securities (such
    STRATEGIES                        as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Advisor believes will offer attractive returns consistent with the Fund's objective. The Fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability.



                                      Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Advisor's economic and market outlooks. In determining the allocation of assets, the Advisor evaluates forecasts for inflation, interest rates and corporate earnings growth. The Advisor periodically will increase or decrease the Fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Advisor forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.



                                      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Advisor utilizes both "top-down" and "bottom-up" approaches.
                                      This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.



                                      The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's
                                      Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard &
                                      Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the
                                      Advisor to be of comparable quality. The Fund may also invest up to 10% of its total assets in securities rated below investment grade.

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                      The Fund's investments in U.S. Government securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the
                                      Federal Farm Credit Banks, the Student Loan Marketing Association, the
                                      Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.
                                      The Fund may also invest in corporate debt obligations, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable-in-kind bonds.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         Two principal risks of investing in the Fund are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular securities that are selected by the Advisor for the Fund may underperform the market or those securities selected by other funds with similar objectives.



                                      The equity component of the Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.



                                      The fixed-income component of the Fund seeks to provide income and a level of protection of capital but offers less potential for capital appreciation than equity securities. In addition, the fixed-income component of the
                                      Fund's portfolio will be subject to the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                      generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. This risk will be more pronounced to the extent the
                                      Fund invests in securities rated below investment grade, or "junk bonds."



                                      Income Risk:  It is possible that the income derived from the Fund's fixed-income component will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments.
                                      Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Certain investments of the Fund may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.



                                      No performance information is shown for the LEADER Balanced Fund because the
                                      Fund did not have a complete calendar year of operations in 2001.

                                                               LEADER TAX-EXEMPT
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES                       BOND FUND


    INVESTMENT OBJECTIVES             Current income that is exempt from federal income tax consistent with preservation of capital.




    PRINCIPAL INVESTMENT              The LEADER Tax-Exempt Bond Fund normally invests at least 80% of its net
    STRATEGIES                        assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is exempt from federal income taxation.
                                      Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in
                                      "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax).
                                      The Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years.



                                      The Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA,
                                      AA, A or BBB by Standard & Poor's) or unrated securities deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by
                                      Moody's or BBB by Standard & Poor's).



                                      While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      Internal Revenue Service could make the income from some of the Fund's investments taxable. Two principal investment risks of fixed-income (bond)
                                      investing are interest rate risk and selection risk. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares)
                                      will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.
                                      The Fund will also be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Certain of the Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers 5-Year Municipal Bond Index referenced in the table below is an unmanaged index generally representative of investment-grade, tax-exempt bonds with maturities between four and six years. The information provided regarding the Lipper Intermediate Municipal Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

   The bar chart shows the Fund's total returns for Investor A Shares for the last calendar year. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.
   For periods prior to the commencement of operations of Investor A Shares (12/26/2000) and Investor B Shares (10/16/2002) of the Fund, performance information shown in the Average Annual Total Return table is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A and Investor B Shares because Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A and Investor B Shares.

   Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART]

2001                                                                             4.05

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 8.17%.


 Best quarter:          Q3   2001    2.57%
 Worst quarter:         Q4   2001   -1.20%
 -----------------------------------------

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)
------------------------------------

                                                                         SINCE
                                                                          FUND
                                                               ONE     INCEPTION
                                                               YEAR    (7/24/00)
                                             ------------------------------------
   LEADER TAX-EXEMPT BOND FUND
     Investor A Shares
       Return Before Taxes                                    -0.91%     2.29%
       Return After Taxes on Distributions(2)                 -1.11%     2.06%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               1.23%     2.69%
     Investor B Shares
       Return Before Taxes                                    -1.50%     2.51%
       Return After Taxes on Distributions(2)                 -1.71%     2.28%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               1.02%     2.93%
   LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(3)              6.19%     7.04%
   LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(3)           4.80%     6.50%
---------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (3) The returns of each Index do not reflect the effect of taxes.

                                                             LEADER INTERMEDIATE
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES                       BOND FUND


    INVESTMENT OBJECTIVES             Current income consistent with preservation of capital.




    PRINCIPAL INVESTMENT              The LEADER Intermediate Bond Fund invests primarily in high quality fixed
    STRATEGIES                        income securities, including bonds and notes of both corporate and U.S.
                                      governmental issuers. The Fund invests at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in
                                      "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      The Fund invests primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or
                                      AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB).



                                      The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the
                                      Federal Farm Credit Banks, the Student Loan Marketing Association, the
                                      Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.



                                      The Fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements.



                                      While short-term interest rate bets are generally avoided, the Advisor constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in fixed-income securities, which provide income
    INVESTMENT RISKS                  and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk.
                                      Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will also be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. U.S. Government securities may be subject to different types and amounts of credit support, as certain U.S. Government securities are not backed by the full faith and credit of the U.S. Government. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers Intermediate Government/Credit Bond Index in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government securities. The chart and table below reflect results achieved under this previous policy. The Fund's performance may have been different under its current investment policies.

   The bar chart shows the Fund's total returns for Investor A Shares for the last calendar year. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

   For periods prior to the commencement of operations of Investor A Shares (12/26/2000) and Investor B Shares (10/15/2002), performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to the Investor A Shares and Investor B Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares and Investor B Shares.

   Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART]

1995                                                                             14.69
1996                                                                              3.07
1997                                                                              7.55
1998                                                                              7.86
1999                                                                             -4.46
2000                                                                             11.58
2001                                                                              7.91

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 8.18%.

 Best quarter:          Q2   1995    5.17%
 Worst quarter:         Q2   1999   -2.17%
 -----------------------------------------

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)
------------------------------------

                                                                               SINCE FUND
                                                               ONE     FIVE    INCEPTION
                                                               YEAR    YEAR     (9/1/94)
                                                     ------------------------------------
   LEADER INTERMEDIATE BOND FUND
     Investor A Shares
       Return Before Taxes                                     2.78%   4.92%     5.37%
       Return After Taxes on Distributions(2)                  0.55%   2.50%     2.92%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               1.66%   2.69%     3.03%
     Investor B Shares
       Return Before Taxes                                     2.20%   5.25%     5.55%
       Return After Taxes on Distributions(2)                 -0.10%   2.81%     3.10%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               1.31%   2.95%     3.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX(3,4)     8.42%   7.06%     7.15%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND
   INDEX(3,4)                                                  8.96%   7.10%     7.27%
   LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX(3,4)   8.22%   6.82%     7.22%
-----------------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (3) The returns of each Index do not reflect the effect of taxes.

   (4) The Fund previously compared its return to the Lehman Brothers Intermediate Government Bond Index, an unmanaged index that generally tracks investment grade debt issues and U.S. Government securities with a maturity range of one to ten years. As a result of the change in the Fund's policies, the Fund has changed the broad-based securities index against which its performance is compared to the Lehman Brothers Intermediate Government/Credit Bond Index in order to more accurately reflect the Fund's current investment policies.

                                                               LEADER SHORT TERM
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES                       BOND FUND


    INVESTMENT OBJECTIVES             To provide a high level of current income consistent with preservation of capital.

    PRINCIPAL INVESTMENT              The LEADER Short Term Bond Fund invests primarily in issues rated in one of
    STRATEGIES                        the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      In addition to a wide range of corporate and government debt obligations, the Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in kind bonds. The Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the
                                      Fund's net assets.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Advisor when making investment decisions include:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in short-term investment grade fixed-income
    INVESTMENT RISKS                  securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk. Interest rate risk results from the fact that all

                                                        LEADER SHORT TERM
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value.
                                      In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a bond's rating, the greater its credit risk.
                                      Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. This risk will be more pronounced to the extent the Fund invests in securities rated below investment grade, or "junk bonds." Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the
                                      Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage- and asset-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Foreign Issuer Risk:  The Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program.

                                                        LEADER SHORT TERM
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them.
                                      It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.



                                      No performance information is shown for the LEADER Short Term Bond Fund because the Fund did not have a complete calendar year of operations in
                                      2001.

                                                               LEADER TAX-EXEMPT
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES               MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.

    PRINCIPAL                         The LEADER Tax-Exempt Money Market Fund invests primarily in high- quality,
    INVESTMENT STRATEGIES             short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or
                                      "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.
                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.
                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.
                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

   PERFORMANCE INFORMATION
   The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

   For periods prior to the commencement of operations of Investor A Shares (10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

   Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART]

2001                                                                             1.63

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 0.31%.

 Best quarter:          Q1   2001    0.59%
 Worst quarter:         Q4   2001    0.16%
 -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)
------------------------------------

                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (9/6/00)
---------------------------------------------------------------------
   LEADER TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------
     Investor A Shares                         1.63%     2.04%
-----------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

                                                                    LEADER MONEY
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES                     MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income consistent with preservation of capital and liquidity.

    PRINCIPAL                         The LEADER Money Market Fund invests in a variety of high-quality money
    INVESTMENT STRATEGIES             market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S.
                                      banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all
                                      Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

   PERFORMANCE INFORMATION
   The bar chart and table are intended to provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year.

   For periods prior to the commencement of operations of Investor A Shares (10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

   Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART]

2000                                                                             5.49
2001                                                                             3.29

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 0.69%.

 Best quarter:          Q4   2000    1.44%
 Worst quarter:         Q4   2001    0.40%


 -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)
------------------------------------

                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (7/7/99)
---------------------------------------------------------------------
   LEADER MONEY MARKET FUND
     Investor A Shares                         3.29%     4.39%
-----------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

                                                                 LEADER TREASURY
 [GRAPHIC] RISK/RETURN SUMMARY AND FUND EXPENSES               MONEY MARKET FUND


    INVESTMENT OBJECTIVES             High level of current income consistent with stability of principal and liquidity.

    PRINCIPAL INVESTMENT              The LEADER Treasury Money Market Fund invests primarily in high- quality,
    STRATEGIES                        short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. Government. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities. All Fund investments will mature in 397 days or less, and the
                                      Fund's average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's issuer selection, credit quality and maturity limitations will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

   PERFORMANCE INFORMATION
   The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

   For periods prior to the commencement of operations of Investor A Shares (10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

   Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART]

2001                                                                             3.25

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 0.67%.

 Best quarter:          Q1   2001    1.17%
 Worst quarter:         Q4   2001    0.43%
 -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)
------------------------------------

                                                ONE        SINCE FUND
                                               YEAR    INCEPTION (9/6/00)
    ---------------------------------------------------------------------
   LEADER TREASURY MONEY MARKET FUND
     Investor A Shares                         3.25%         3.81%
-------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES
   The following table describes the fees and expenses that you may pay if you buy and hold Investor A Shares and Investor B Shares of the Funds:

                                                                      TAX-EXEMPT BOND FUND             TAX-EXEMPT
                                             GROWTH EQUITY FUND           INTERMEDIATE             MONEY MARKET FUND
                                            GROWTH & INCOME FUND            BOND FUND              MONEY MARKET FUND
                                                BALANCED FUND         SHORT TERM BOND FUND     TREASURY MONEY MARKET FUND
                                           -----------------------   -----------------------   --------------------------
SHAREHOLDER FEES                           INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B           INVESTOR A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)    SHARES       SHARES       SHARES       SHARES               SHARES
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE OF OFFERING
PRICE)                                       5.50%         None        4.75%         None                 None
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
REINVESTED DIVIDENDS                          None         None         None         None                 None
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                   None(1)     5.00%         None(1)     5.00%                 None

                                                     GROWTH EQUITY FUND       GROWTH & INCOME FUND          BALANCED FUND
                                                   -----------------------   -----------------------   -----------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE  INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B
DEDUCTED FROM FUND ASSETS)                           SHARES       SHARES       SHARES       SHARES       SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES(2)                                    0.75%        0.75%        0.75%        0.75%        0.80%        0.80%
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES                 0.30%        0.75%(3)     0.30%        0.75%(3)     0.30%        0.75%(3)
------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(4)                                     1.05%        1.30%        0.45%        0.70%        0.71%        0.96%
------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(5)               2.10%        2.80%        1.50%        2.20%        1.81%        2.51%

                                                                     INTERMEDIATE BOND FUND
                                            TAX-EXEMPT BOND FUND                                SHORT TERM BOND FUND
                                           -----------------------   -----------------------   -----------------------
                                           INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B
                                           SHARES       SHARES       SHARES       SHARES       SHARES       SHARES
MANAGEMENT FEES(2)                            0.50%        0.50%        0.50%        0.50%        0.55%        0.55%
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES         0.30%        0.75%(3)     0.30%        0.75%(3)     0.30%        0.75%(3)
----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(4)                             0.87%        1.12%        0.42%        0.67%        0.82%        1.07%
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(5)       1.67%        2.37%        1.22%        1.92%        1.67%        2.37%

                                              TAX-EXEMPT
                                           MONEY MARKET FUND   MONEY MARKET FUND   TREASURY MONEY MARKET FUND
                                           -----------------   -----------------   --------------------------
                                           INVESTOR A SHARES   INVESTOR A SHARES       INVESTOR A SHARES
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES(2)                               0.40%               0.40%                    0.40%
-------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES            0.50%               0.50%                    0.50%
-------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(4)                                0.75%               0.40%                    0.42%
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(5)          1.65%               1.30%                    1.32%

   (1) On purchases of Investor A Shares over $1 million, a Fund may charge a 1% Contingent Deferred Sales Charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
   (2) As of the date of this Prospectus, the Advisor is voluntarily waiving the following portion of its management fee from each Fund: Growth Equity Fund -- 0.50%; Growth & Income Fund -- 0.10%; Balanced Fund -- 0.25%; Tax-Exempt Bond Fund -- 0.50%; Intermediate Bond Fund -- 0.05%; Short Term Bond Fund -- 0.30%; Tax-Exempt Money Market Fund -- 0.20%; Money Market Fund -- 0.15%; and Treasury Money Market Fund -- 0.28%. These waivers may be eliminated at any time in the Advisor's sole discretion.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   (3) Because of the 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
   (4) Includes an administrative fee of 0.20% for the Fund payable to BISYS Fund Services, Limited Partnership, as administrator (the "Administrator") of each Fund. During the last fiscal year, the Administrator waived the following portion of such fee from the following
       Funds: Tax-Exempt Bond Fund -- 0.03%; Tax-Exempt Money Market
       Fund -- 0.05%; Money Market Fund -- 0.03%; and Treasury Money Market
       Fund -- 0.04%. These waivers may be discontinued at any time. In addition, this figure for the Investor B Shares includes an annual administrative fee of up to 0.25% for each Fund offering Investor B Shares. Part of this fee, which is payable by Investor B Shares under an Administrative Services Plan adopted by the Board of Trustees of LEADER Mutual Funds, may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Investor B Shares of the Fund.
   (5) As a result of the Advisor's voluntary waiver of a portion of its management fee (see footnote 2 above), the Administrator's voluntary waiver of certain fees payable by certain of the Funds (see footnote 4 above), and recent changes in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are expected to be as follows: GROWTH EQUITY FUND -- 1.55% FOR INVESTOR A SHARES AND 2.25% FOR INVESTOR B SHARES; GROWTH & INCOME FUND -- 1.43% FOR INVESTOR A SHARES AND 2.13% FOR INVESTOR B SHARES; BALANCED FUND -- 1.49% FOR INVESTOR A SHARES AND 2.19% FOR INVESTOR B SHARES; TAX-EXEMPT BOND
       FUND -- 1.08% FOR INVESTOR A SHARES AND 1.78% FOR INVESTOR B SHARES; INTERMEDIATE BOND FUND -- 1.19% FOR INVESTOR A SHARES AND 1.89% FOR INVESTOR B SHARES; SHORT TERM BOND FUND -- 1.23% FOR INVESTOR A SHARES AND 1.93% FOR INVESTOR B SHARES; TAX-EXEMPT MONEY MARKET FUND -- 1.14% FOR INVESTOR A SHARES; MONEY MARKET FUND -- 1.17% FOR INVESTOR A SHARES; AND TREASURY MONEY MARKET FUND -- 1.17% FOR INVESTOR A SHARES. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER FOR A RANGE OF REASONS, INCLUDING FLUCTUATIONS IN ASSETS AND DIFFERENCES BETWEEN ESTIMATED AND ACTUAL EXPENSES INCURRED BY THE FUNDS. IN ADDITION, THE ADVISOR AND/OR THE ADMINISTRATOR MAY ELIMINATE THEIR RESPECTIVE VOLUNTARY FEE WAIVERS AT ANY TIME, WHICH WOULD RESULT IN HIGHER FUND EXPENSES.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   The Example at the right
   is intended to help you
   compare the cost of
   investing in the LEADER
   Mutual Funds with the
   costs of investing in
   other mutual funds. It
   estimates the amount of
   fees and expenses you
   would pay, assuming the
   following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end
       of each period (unless
       otherwise indicated)
     - no changes in the
       Fund's operating
       expenses


                                              EXAMPLE*




                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                          LEADER GROWTH EQUITY FUND
                                          Investor A Shares                       $751   $1,172
                                          Investor B Shares
                                            Redemption                            $783   $1,168
                                            No Redemption                         $283   $1,679
                                          LEADER GROWTH & INCOME FUND
                                          Investor A Shares                       $694   $  998   $1,323   $2,242
                                          Investor B Shares
                                            Redemption                            $723   $  988   $1,380   $2,357
                                            No Redemption                         $223   $  688   $1,180   $2,357
                                          LEADER BALANCED FUND
                                          Investor A Shares                       $724   $1,088   $1,476   $2,560
                                          Investor B Shares
                                            Redemption                            $754   $1,082   $1,535   $2,674
                                            No Redemption                         $254   $  782   $1,335   $2,674
                                          LEADER TAX-EXEMPT BOND FUND
                                          Investor A Shares                       $637   $  976   $1,339   $2,357
                                          Investor B Shares
                                            Redemption                            $740   $1,039   $1,465   $2,532
                                            No Redemption                         $240   $  739   $1,265   $2,532
                                          LEADER INTERMEDIATE BOND FUND
                                          Investor A Shares                       $593   $  844   $1,113   $1,882
                                          Investor B Shares
                                            Redemption                            $695   $  903   $1,237   $2,061
                                            No Redemption                         $195   $  603   $1,037   $2,061
                                          LEADER SHORT TERM BOND FUND
                                          Investor A Shares                       $637   $  976   $1,339   $2,357
                                          Investor B Shares
                                            Redemption                            $740   $1,039   $1,465   $2,532
                                            No Redemption                         $240   $  739   $1,265   $2,532
                                          LEADER TAX-EXEMPT MONEY MARKET FUND
                                          Investor A Shares                       $168   $  520   $  897   $1,955
                                          LEADER MONEY MARKET FUND
                                          Investor A Shares                       $132   $  412   $  713   $1,568
                                          LEADER TREASURY MONEY MARKET FUND
                                          Investor A Shares                       $134   $  418   $  723   $1,590

                                * The rows entitled "Redemption" assume
                                  redemption at the end of the indicated period. The rows entitled "No Redemption" assume no redemption at the end of the indicated period.

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   INVESTING FOR DEFENSIVE PURPOSES

   During adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. (The Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund (each a "Money Fund" and, collectively, the "Money Funds") may invest 100% of their total assets in money market investments for any purpose.) Each of the Intermediate Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.
   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Board of Trustees of LEADER Mutual Funds (the "Trust"), without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), each non-Money Fund may invest a portion of its assets in one or more of the Money Funds for cash management purposes. Funds may also lend their portfolio securities, which may enhance total return but which also involves risk, including credit risk and counterparty risk.

   The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus included references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

     adjustable rate securities -- securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.

     American Depositary Receipts ("ADRs") -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

     asset-backed securities -- interests in pools created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets.

     collateralized mortgage obligations ("CMOs") -- bonds generally issued by a special purpose vehicle and collateralized by a pool of mortgages.

     mortgage-backed securities -- participations in organized pools of residential mortgages, the principal and interest payments on which are passed from the mortgage originators through intermediaries that pool and repackage them in the form of securities.

     payable-in-kind bonds -- bonds in which interest during the initial few years is typically paid in additional debentures rather than in cash.

     private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

     repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

   A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

 [GRAPHIC]

   FUND MANAGEMENT

   INVESTMENT ADVISOR

   Union Planters Investment Advisors, Inc. ("Union Planters Advisors" or the "Advisor"), One South Church Street, Suite 500, Belleville, Illinois 62220, serves as investment advisor to the LEADER Mutual Funds. Union Planters Advisors is a wholly-owned subsidiary of Union Planters Corporation, which is a bank holding company headquartered in Memphis, Tennessee with total assets of approximately $32 billion as of September 30, 2002.

   The Funds paid the following amounts for investment advisory services during the fiscal year ended August 31, 2002:

                                                                   AMOUNTS PAID*
                                                          ------------------------------
     Growth & Income Fund                                              0.65%
                                                          ------------------------------
     Balanced Fund                                                     0.57%
                                                          ------------------------------
     Tax-Exempt Bond Fund                                              0.00%
                                                          ------------------------------
     Intermediate Bond Fund                                            0.43%
                                                          ------------------------------
     Short Term Bond Fund                                              0.16%
                                                          ------------------------------
     Tax-Exempt Money Market Fund                                      0.05%
                                                          ------------------------------
     Money Market Fund                                                 0.25%
                                                          ------------------------------
     Treasury Money Market Fund                                        0.14%
                                                          ------------------------------

   * Percentages are expressed as percentages of average net assets during the fiscal year ended August 31, 2002. Absent expense limitations that were in place throughout this period, these amounts would have been 0.75%, 0.80%, 0.50%, 0.50%, 0.55%, 0.40%, 0.40% and 0.40% (as a percentage of average daily net assets) for the Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund, respectively.

   In addition, the Growth Equity Fund will pay Union Planters Advisors up to 0.75% (as a percentage of average daily net assets) for investment advisory services rendered to the Fund.

   PORTFOLIO MANAGERS

   Union Planters Advisors has several portfolio managers committed to the day-to-day management of the Funds. The table below identifies each Fund's portfolio manager(s).

FUND                                                       PORTFOLIO MANAGER(S)
----                                                       --------------------
Growth Equity Fund                                 Gary J. Guthrie and Walter A. Hellwig
Growth & Income Fund                               Gary J. Guthrie and Walter A. Hellwig
Balanced Fund                                      Gary J. Guthrie and Lucy Kasson
Tax-Exempt Bond Fund                               Lucy Kasson and Chad A. Stafko
Intermediate Bond Fund                             Paul B. Anderson
Short Term Bond Fund                               Paul B. Anderson
Money Funds                                        Lucy Kasson and Chad A. Stafko

   FUND MANAGEMENT


   Gary J. Guthrie -- Mr. Guthrie is a graduate of Southern Illinois University and is currently Senior Vice President of Union Planters Advisors. He has served as portfolio manager of the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund since each Fund's inception in 2002, 1994 and 2001, respectively.

   Walter A. Hellwig -- Mr. Hellwig is currently Vice President of Union Planters Advisors. Mr. Hellwig has twenty-eight years experience in the financial services industry, and has been with Union Planters Advisors for four years. Previously, he was an investment manager for Federated Investors. He spent seven years as Director of Investment Research for Boatmen's Investment Services, a regional brokerage firm. Prior to this, Mr. Hellwig served as a research analyst for Boatmen's Trust for seven years. He spent ten years as Vice President of commercial loans for a Midwestern regional bank before entering investment management. Mr. Hellwig received a BSBA and an MBA from Washington University, St. Louis.

   Lucy Kasson -- Ms. Kasson joined the Union Planters organization in 1999 and is currently a Vice President of Union Planters Advisors. A graduate of DePaul University, she has managed the Tax-Exempt Bond Fund and each Money Fund since their inception. Ms. Kasson also manages the fixed-income component of the Balanced Fund. Prior to joining the Union Planters organization, Ms. Kasson was employed by Nuveen Advisory Corporation from 1976 until 1999, where she served as a portfolio manager from 1995 to 1999.

   Chad A. Stafko -- Mr. Stafko is an Investment Research Analyst for Union Planters Advisors. Prior to joining Union Planters Advisors in May 1999, Mr. Stafko worked for a Big Five accounting firm in which he worked in the Valuation Services division, valuing companies for mergers and acquisitions. Mr. Stafko holds an MBA from Southern Illinois University at Carbondale and a Bachelor of Science in Finance.

   Paul B. Anderson -- Mr. Anderson joined the Union Planters organization in May 1999 and is currently President and Chief Investment Officer of Union Planters Advisors. Previously, Mr. Anderson was with Goldman, Sachs & Co. in its Asset Management division. Mr. Anderson is a graduate of Vanderbilt University and received an MBA with a concentration in Finance from the University of Memphis.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

   The Statement of Additional Information has more detailed information about the Advisor and the Funds' other service providers.

 [GRAPHIC] SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NET ASSET VALUE IS
   CALCULATED
   The price of Fund shares is
   based on the Fund's net
   asset value, or NAV, which
   is calculated by adding the
   total value of the Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities
   ---------------------------
        Number of Shares
           Outstanding
   ---------------------------

AVOID TAX WITHHOLDING
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

LEADER MONEY FUNDS
The net asset value, or NAV, of each Money Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and Treasury Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

LEADER GROWTH EQUITY FUND
LEADER GROWTH & INCOME FUND
LEADER BALANCED FUND
LEADER TAX-EXEMPT BOND FUND
LEADER INTERMEDIATE BOND FUND
LEADER SHORT TERM BOND FUND

The per share NAV for each Fund other than the Money Funds is determined, and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order (see "Purchasing and Selling Your Shares," "General Policies on Selling Shares" and "Exchanging Your Shares" below) is received and accepted by the Fund less any applicable sales charges (see "Distribution Arrangements") on any day that the Exchange is open for business. For

   SHAREHOLDER INFORMATION


example, if you place a purchase order to buy shares of the LEADER Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day. On a business day when the Exchange closes early due to a partial holiday or otherwise, the Advisor reserves the right to advance the times at which purchase orders must be received in order to be processed on that business day.

The Funds' (other than the Money Funds') securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

   SHAREHOLDER INFORMATION


   PURCHASING AND SELLING YOUR SHARES
You may purchase Investor A Shares and Investor B Shares of the LEADER Mutual Funds through the Funds' Distributor or through certain banks, brokers and other institutions, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The Trust will not accept purchase orders for $250,000 or more of Investor B Shares. The Money Funds do not offer Investor B Shares.

   PURCHASING AND ADDING TO YOUR SHARES

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY MAIL

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase Investor A Shares or Investor B Shares of a Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

            BY REGULAR MAIL:
            LEADER Mutual Funds
            P.O. Box 182754
            Columbus, OH 43218-2754
            BY EXPRESS MAIL:
            LEADER Mutual Funds
            3435 Stelzer Road
            Columbus, OH 43219
            Attn: T.A. Operations

                                  MINIMUM       MINIMUM
                                  INITIAL      SUBSEQUENT
         ACCOUNT TYPE          INVESTMENT(1)   INVESTMENT
 Regular                          $1,000          $100
 (non-retirement)
 --------------------------------------------------------
 Retirement (IRA)                 $  500          $100
 --------------------------------------------------------
 Automatic Investment
 Plan                             $   50          $ 50

All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks or third party checks. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.


(1) A Fund's minimum investment requirement may be waived at the discretion of the Advisor or the Distributor. The Trust reserves the right to refuse any order to buy shares.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   For Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "LEADER Mutual Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail or deliver application and payment to the appropriate address above.

   For Subsequent Investments:

   1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

      - Fund name
      - Amount invested
      - Account name and account number

   2. Make check, bank draft or money order payable to "LEADER Mutual Funds" and include your account number on the check.

   3. Mail or deliver investment slip and payment to the appropriate address above.

   BY WIRE TRANSFER

   Please call LEADER Mutual Funds at 1-800-219-4182 for instructions on opening an account or purchasing additional shares by wire transfer.

   Note: Your bank may charge a wire transfer fee.

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.



   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security, Supplement Security Income or other regular government checks. Automatic investments can be as little as $50.

   To invest regularly from your bank account:

   - Complete the Automatic Investment Plan portion on your Account Application.

     Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $50)

        - How often you want to invest (every month, four times a year, twice a year or once a year)

        - Attach a voided personal check.

   To invest regularly from your paycheck or government check, call 1-800-219-4182 for an enrollment form.
 42

   SHAREHOLDER INFORMATION


   DIRECTED DIVIDEND OPTION

   By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the same class of shares of the applicable Fund or equivalent share class of another LEADER Mutual Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option upon notice. You can change or terminate your participation in the reinvestment option at any time.
   -----------------------------------------------------------------------------
   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. There are no sales charges for reinvested dividends or distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------
   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares on any day the Exchange is open for regular trading (except, in the case of the Money Funds only, Columbus Day and Veterans'
   Day). Your sales price will be the NAV next determined after your sell order is received by the Trust, the Transfer Agent, or your investment representative, less any applicable Contingent Deferred Sales Charge, or "CDSC," as described under "Distribution Arrangements." Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

   If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   BY TELEPHONE
   (unless you have declined telephone sales privileges)

   1. Call 1-800-219-4182 with instructions as to how you wish to receive your funds (mail or wire). (See "General Policies on Selling
      Shares -- Verifying Telephone Redemptions" below.)

   BY MAIL
   (See "General Policies on Selling Shares -- When Written Redemption Requests Are Required" below.)

   1. Call 1-800-219-4182 to request redemption forms (if your account is an IRA or another form of retirement plan) or write a letter of instruction indicating:

      - the name of your Fund and account number

     - amount you wish to redeem

     - address where your check should be sent

     - account owner(s) signature

   2. Mail to: LEADER Mutual Funds P.O. Box 182754 Columbus, OH 43218-2754

   BY OVERNIGHT SERVICE
   (See "General Policies on Selling Shares -- When Written Redemption Requests Are Required" below.)

   1. See instruction 1 under "By mail."

   2. Send to LEADER Mutual Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee of up to $15 per wire.

   Note: Your financial institution may also charge a separate fee.

   Call 1-800-219-4182 to request a wire transfer.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. To activate this feature:

      - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-219-4182.

      - Include a voided personal check.

      - Your account must have a value of $5,000 or more to start automatic withdrawals.

      - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.
 44

   SHAREHOLDER INFORMATION


   REDEMPTION BY CHECK WRITING -- MONEY FUNDS ONLY

   You may write checks in amounts of $250 or more on your account(s) in the Money Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $1,000 and you may not close your Money Fund account(s) by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following:

      - Your account registration or the name(s) in your account has changed within the last 90 days

      - The check is not being mailed to the address on your account

      - The check is not being made payable to the owner of the account

      - The redemption proceeds are being transferred to another Fund account with a different registration

   SHAREHOLDER INFORMATION

   Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal wire.

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Instructions for Selling Shares -- By mail" in this section.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV, less any applicable CDSC.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   DISTRIBUTION ARRANGEMENTS

   Investor A Shares and Investor B Shares of the Fund are sold through selected broker-dealers and other financial intermediaries acting on behalf of their individual or institutional customers.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   Investor A Shares and Investor B Shares have different costs associated with buying, selling and holding Fund shares, allowing you to choose among different types of sales charges and different levels of ongoing operating expenses. The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide whether Investor A Shares or Investor B Shares are more appropriate for you. Below is a summary of certain of the differences between Investor A Shares and Investor B Shares. The Money Funds do not offer Investor B Shares.

         INVESTOR A SHARES
         ------------------------------------------
    -    An initial sales charge, which may be
         reduced as described below.
    -    Lower annual expenses, giving you the
         potential for higher returns per share.
    -    No CDSC (except for a 1% CDSC on certain
         redemptions within 2 years of purchase).
    -    No initial sales charge for purchases of
         $1 million or more and the applicable
         sales charge percentage decreases with
         larger purchases (greater than $50,000),
         although a CDSC may apply to redemptions
         within 2 years of purchase.

        INVESTOR B SHARES
        ------------------------------------------
    -   No initial sales charge. All of your money
        goes to work for you right away.
    -   Higher annual expenses.
    -   CDSC of up to 5.00% if you sell within 6
        years of purchase. The CDSC declines each
        year you hold Investor B Shares and is 0%
        after 6 years.
    -   No purchases of Investor B Shares for
        $250,000 or more.
    -   Investor B Shares automatically convert
        into Investor A Shares after 8 years,
        which reduces your annual expenses.

   INVESTOR A SHARES

   CALCULATION OF INITIAL SALES CHARGES

   Investor A Shares of the Fund are sold at their public offering price. In the case of the Growth Equity Fund, the Growth & Income Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, this price includes an initial sales charge. Therefore, part of the money you invest in these Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The applicable sales charge percentage decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   The current sales charge rates for each of the Funds are as follows:

                                         GROWTH EQUITY FUND, GROWTH & INCOME       TAX-EXEMPT BOND FUND, INTERMEDIATE
                                               FUND AND BALANCED FUND              BOND FUND AND SHORT TERM BOND FUND
                                       ---------------------------------------   ---------------------------------------
                                          SALES                                     SALES
                                          CHARGE        SALES       DEALERS'        CHARGE        SALES       DEALERS'
                                        AS A % OF      CHARGE     REALLOWANCE     AS A % OF      CHARGE     REALLOWANCE
                                       THE OFFERING   AS A % OF    AS A % OF     THE OFFERING   AS A % OF    AS A % OF
                                          PRICE        NAV PER    THE OFFERING      PRICE        NAV PER    THE OFFERING
YOUR INVESTMENT                         PER SHARE       SHARE        PRICE        PER SHARE       SHARE        PRICE
---------------                        ------------   ---------   ------------   ------------   ---------   ------------
   Less than $50,000                      5.50%         5.82%        5.00%          4.75%         4.99%        4.25%
------------------------------------------------------------------------------------------------------------------------
   $50,000 but less than $100,000         4.50%         4.71%        4.00%          4.50%         4.71%        4.00%
------------------------------------------------------------------------------------------------------------------------
   $100,000 but less than $250,000        3.50%         3.63%        3.00%          3.50%         3.63%        3.00%
------------------------------------------------------------------------------------------------------------------------
   $250,000 but less than $500,000        2.50%         2.56%        2.00%          2.50%         2.56%        2.00%
------------------------------------------------------------------------------------------------------------------------
   $500,000 but less than $1,000,000      2.00%         2.04%        1.50%          2.00%         2.04%        1.50%
------------------------------------------------------------------------------------------------------------------------
   $1,000,000 and over*                   0.00%         0.00%        0.00%          0.00%         0.00%        0.00%

   * A CDSC equal to 1% may be applied on redemptions of Investor A Shares by shareholders otherwise subject to a sales charge within two years of purchase.

   The Funds' Distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Funds' Distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Funds' Distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of the Funds' Investor A Shares or the amount that the Funds will receive from such sales. In addition, the Funds' Distributor may, from time to time, pay a dealer concession of up to 1.00% of the offering price for shares purchased without a sales charge.

   INITIAL SALES CHARGE REDUCTIONS

   Reduced sales charges are available to shareholders of Investor A Shares with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     - Letter of Intent. You inform the Fund in writing that you intend to purchase enough Investor A Shares over a 13-month period to qualify for reduced sales charge.

     - Rights of Accumulation. When the value of Investor A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     - Combination Privilege. An investor may qualify for a lower sales charge by combining concurrent purchases of Investor A Shares with one or more Funds sold with an initial sales charge. For example, if a shareholder concurrently purchases Investor A Shares of one Fund at the total public offering price of $50,000 and Investor A Shares of another Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above.
 48

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   INITIAL SALES CHARGE WAIVERS

   The initial sales charge may be waived in connection with purchases of Investor A Shares by or through certain qualified fiduciary accounts, employee benefit, retirement plan or other qualified accounts.

   In addition, there's no initial sales charge when you buy Investor A Shares if:

     - You buy Investor A Shares by reinvesting your dividends and capital gains distributions.

     - You're an officer or trustee of the Trust (or an immediate family member of any such individual).

     - You're a director, a current or retired employee or a participant in an employee benefit or retirement plan of Union Planters Corporation or the Fund's Distributor or any of their affiliates (or an immediate family member of any such individual).

     - You're a broker, dealer or agent who has a sales agreement with the Fund's Distributor (or an employee or immediate family member of any such individual).

     - You buy Investor A Shares pursuant to a wrap-fee program offered by a broker-dealer or other financial institution.

     - You buy Investor A Shares with proceeds of Institutional Shares of a Fund redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Union Planters Bank or its affiliates or correspondents within 60 days of receipt of such payment.

     - You buy Investor A Shares through a payroll deduction program.

     - You're an employee or immediate family member of an employee of any advisor or subadvisor to the Fund.

     - You're exchanging Institutional Shares of a Fund received from the distribution of assets held in a qualified trust, agency or custodian account with Union Planters Bank or any of its affiliates or correspondents.

     - You're another investment company distributed by the Fund's Distributor or its affiliates.

   If you think you qualify for any of these waivers, please call the Fund at 1-800-219-4182 before buying any shares.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   INVESTOR B SHARES

   PUBLIC OFFERING PRICE AND CDSC

   The public offering price of Investor B Shares is their net asset value, without an initial sales charge. However, if you sell (redeem) Investor B Shares within six years of purchase, you will generally pay a Contingent Deferred Sales Charge, or "CDSC." The amount of the CDSC, if any, declines each year you own your shares. The holding period for purposes of determining the CDSC and the timing of the conversion to Investor A Shares (see "Conversion into Investor A Shares" below) will continue to run after an exchange to Investor B Shares of another LEADER Mutual Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

YEAR AFTER PURCHASE                                           CDSC
-------------------                                           ----
Less than 1.................................................   5%
1 -- less than 2............................................   4%
2 -- less than 3............................................   3%
3 -- less than 4............................................   3%
4 -- less than 5............................................   2%
5 -- less than 6............................................   1%
6 or more...................................................   0%

   CONVERSION INTO INVESTOR A SHARES

   After you hold Investor B Shares of a Fund for eight years, they automatically convert into Investor A Shares of the Fund. THE AUTOMATIC CONVERSION OF YOUR INVESTOR B SHARES INTO INVESTOR A SHARES WILL NOT BE SUBJECT TO ANY SALES CHARGE.

   APPLICATION OF A CDSC

   As described above, a CDSC is a sales charge that you pay in certain circumstances when you sell (redeem) your shares. The CDSC:

     - is calculated based on the number of shares you are selling;

     - is based on the lower of the shares' cost or NAV;

     - is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

     - for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

   A CDSC will NOT be charged on increases in the NAV above the purchase price or shares you acquired by reinvesting your dividends or capital gains distribution. To minimize any CDSC, shares not subject to any charge will be redeemed first, followed by the shares held longest.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   EXCHANGES INTO SHARES OF THE MONEY FUNDS

   If you exchange Investor B Shares of a Fund into shares of a Money Fund, the holding period for purposes of determining the CDSC and conversion into Investor A Shares stops until you exchange back into Investor B Shares of any LEADER Mutual Fund. If you choose to redeem those Money Fund shares, a CDSC may apply.

   ELIMINATING THE CDSC

   As long as the Distributor is notified at the time you sell, the CDSC for Investor B Shares will generally be eliminated in the following cases:

     - To make qualified distributions from an IRA or certain other qualified plans;

     - to make payments through a systematic withdrawal plan, subject to a maximum withdrawal amount not to exceed 12% of the shareholder's investment in the Fund in any 12-month period;

     - due to shareholder death or disability; or

     - shares purchased through reinvestment of distributions.

   If you think you may be eligible for a CDSC elimination, contact your financial advisor or LEADER Mutual Funds. For details, please see the Statement of Additional Information.

   DISTRIBUTION AND SERVICE (12B-1) FEES

   Each Fund has adopted a Rule 12b-1 Distribution and Service Plan (a "Plan") to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing certain shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges. In particular, over time these fees for Investor B Shares may cost you more than paying the initial sales charge on Investor A Shares. The Plans provide for payments at annual rates (based on average net assets) of up to 0.50% for Investor A Shares of the Money Funds and up to 0.30% for Investor A Shares of the non-Money Funds (in each case, with up to 0.25% to be used for shareholder servicing) and up to 0.75% for Investor B Shares of the Funds.

   Over time, shareholders may pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges. In addition, certain exchanges will be subject to sales loads on shares acquired through the exchange as follows:

     - If you paid a front-end sales charge ("load") when purchasing your Investor A Shares, you generally will be permitted to exchange your shares for Investor A Shares of another LEADER Mutual Fund without paying an exchange fee or sales load on shares acquired though the exchange. If, however, you own shares with a lower sales load, you may be charged an additional sales load on exchanges of those Investor A Shares for Investor A Shares of a LEADER Mutual Fund with a higher sales load.

     - If you own Investor A Shares of a Money Fund, you generally will be permitted to exchange those shares for Investor A Shares of another Money Fund without paying a sales load. If you own Investor A Shares of another Money Fund, you will be permitted to exchange those shares for Investor A Shares or Investor B Shares of a non-Money Fund, but you will be subject to the sales load or CDSC applicable to the applicable class of shares of the non-Money Fund. If however, you acquired Investor A Shares of a Money Fund through a previous exchange involving shares on which a load was paid, you generally will not be required to pay an additional sales load upon the reinvestment of the equivalent investment into a non-Money Fund.

     - If you own Investor B Shares, you generally will be permitted to exchange those shares for Investor B Shares of another LEADER Mutual Fund. The holding period for purposes of determining the CDSC and the timing of the conversion to Investor A Shares will continue to run after an exchange to Investor B Shares of another LEADER Mutual Fund.

   If you have a qualified trust, agency or custodian account with the trust department of Union Planters Bank or any of its affiliated or correspondent banks, and your shares are to be held in that account, you may exchange your Investor A Shares for Sweep Shares or Institutional Shares of the same Fund without paying an exchange fee or sales charge. Sweep Shares and Institutional Shares are separate classes of shares of the Funds that represent interests in the same underlying pool of Fund assets but bear different fees and expenses.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES
   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2754, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

     - The name and class of the Fund into which the exchange is being made

   See "General Policies on Selling Shares" above for important information about telephone transactions.
 52

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   AUTOMATIC EXCHANGES

   You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Funds. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.

     - Start with a minimum of $10,000 in the relevant Money Fund and $1,000 in the Fund whose shares you are buying.

   To change the Automatic Exchange instructions or to discontinue the feature, you should write to LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754.

   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

   The exchange privilege (including automatic exchanges) may be modified or eliminated at any time with 60 days' notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If you purchase shares of a Fund by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund subject to any applicable sales charge. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.



   DIVIDENDS AND DISTRIBUTIONS

   Each Fund pays dividends to its shareholders from the Fund's net investment income and distributes any net capital gains that have been realized. Income dividends, if any, on the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

   SHAREHOLDER INFORMATION


   TAXATION

   FEDERAL TAXES

   The Trust intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income (including net capital gain and tax-exempt interest income, if any). You may be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by a Fund as derived from net capital gains of a Fund will be taxable to you as such, regardless of how long you have held your shares, and may be taxable at different rates depending on the length of time the Fund holds its assets. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

   The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") intend to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Funds may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gains will be taxable federally and may also be subject to state or local taxation. Distributions designated by a Tax-Exempt Fund as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of a gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the Statement of Additional Information. You should consult your tax advisor to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, if shorter, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Trust's financial statements, are incorporated by reference in the Trust's Statement of Additional Information, which is available upon request.

   LEADER GROWTH & INCOME FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                           $ 25.50        $ 31.45
    ------------------------------------------------------------------------------------------
    INCOME/(LOSS) FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.17           0.18
      Net realized and unrealized losses on investments                (4.37)         (5.07)
    ------------------------------------------------------------------------------------------
        Total loss from investment activities                          (4.20)         (4.89)
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.16)         (0.18)
      Net realized gains                                                  --          (0.88)
    ------------------------------------------------------------------------------------------
        Total dividends                                                (0.16)         (1.06)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                 $ 21.14        $ 25.50
    ------------------------------------------------------------------------------------------
    Total Return(a)                                                   (16.56)%       (15.93)%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                          $ 4,402        $ 1,897
      Ratio of net expenses to average net assets                       1.40%          1.45%(c)
      Ratio of net investment income to average net assets              0.66%          0.55%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.50%          1.55%(c)
      Portfolio turnover rate(e)                                           4%             6%

 * From the commencement of operations on October 26, 2000 to August 31, 2001.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER BALANCED FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $ 9.52         $ 9.86
    ------------------------------------------------------------------------------------------
    INCOME/(LOSS) FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.21           0.15
      Net realized and unrealized losses on investments                (0.44)         (0.36)
    ------------------------------------------------------------------------------------------
        Total loss from investment activities                          (0.23)         (0.21)
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.22)         (0.13)
    ------------------------------------------------------------------------------------------
        Total dividends                                                (0.22)         (0.13)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $ 9.07         $ 9.52
    ------------------------------------------------------------------------------------------
    Total Return(a)                                                    (2.48)%        (2.14)%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $  536            277
      Ratio of net expenses to average net assets                       1.58%          1.45%(c)
      Ratio of net investment income to average net assets              2.23%          2.53%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.80%          1.95%(c)
      Portfolio turnover rate(e)                                           2%             8%

 * From the commencement of operations on February 20, 2001 to August 31, 2001.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT BOND FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $10.43         $10.17
    ------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.40           0.30
      Net realized and unrealized gains on investments                  0.11           0.32
    ------------------------------------------------------------------------------------------
        Total income from investment activities                         0.51           0.62
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.40)         (0.30)
      Net realized gains                                               (0.10)         (0.06)
    ------------------------------------------------------------------------------------------
        Total dividends                                                (0.50)         (0.36)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $10.44         $10.43
    ------------------------------------------------------------------------------------------
    Total Return(a)                                                     5.09%          5.56%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $  559         $  250
      Ratio of net expenses to average net assets                       1.14%          1.16%(c)
      Ratio of net investment income to average net assets              3.83%          3.97%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.65%          1.66%(c)
      Portfolio turnover rate(e)                                           0%            22%

 * From the commencement of operations on December 26, 2000 to August 31, 2001.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER INTERMEDIATE BOND FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $12.78         $12.49
    ------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.64           0.51
      Net realized and unrealized gains on investments                  0.34           0.29
    ------------------------------------------------------------------------------------------
        Total income from investment activities                         0.98           0.80
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.64)         (0.51)
    ------------------------------------------------------------------------------------------
        Total dividends                                                (0.64)         (0.51)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $13.12         $12.78
    ------------------------------------------------------------------------------------------
    Total Return(a)                                                     7.87%          6.52%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $2,473         $  880
      Ratio of net expenses to average net assets                       1.16%          1.12%(c)
      Ratio of net investment income to average net assets              4.94%          5.27%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.21%          1.22%(c)
      Portfolio turnover rate(e)                                          61%            20%

 * From the commencement of operations on December 26, 2000 to August 31, 2001.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER SHORT TERM BOND FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $10.11         $10.00
    ------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.39           0.21
      Net realized and unrealized gains/(losses) on investments        (0.17)          0.11
    ------------------------------------------------------------------------------------------
        Total income from investment activities                         0.22           0.32
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.39)         (0.21)
      Net realized gains on investments                                   --(a)          --
    ------------------------------------------------------------------------------------------
        Total dividends                                                (0.39)         (0.21)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $ 9.94         $10.11
    ------------------------------------------------------------------------------------------
    Total Return(b)                                                     2.22%          3.19%(c)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $  969         $   70
      Ratio of net expenses to average net assets                       1.27%          1.31%(d)
      Ratio of net investment income to average net assets              3.77%          4.11%(d)
      Ratio of expenses to average net assets without fee
        waivers(e)                                                      1.67%          2.02%(d)
      Portfolio turnover rate(f)                                          20%            22%

 * From the commencement of operations on March 8, 2001 to August 31, 2001.

(a) Amount less than $0.005.

(b) Total return excludes sales charges.

(c) Not annualized.

(d) Annualized.

(e) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT MONEY MARKET FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $ 1.00         $ 1.00
    ------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.01           0.02
      Net realized and unrealized gains/(losses) on investments           --(a)          --(a)
    ------------------------------------------------------------------------------------------
        Total income from investment activities                         0.01           0.02
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.01)         (0.02)
    ------------------------------------------------------------------------------------------
        Total dividends                                                (0.01)         (0.02)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $ 1.00         $ 1.00
    ------------------------------------------------------------------------------------------
    Total Return                                                        0.50%          2.18%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $2,278         $4,160
      Ratio of net expenses to average net assets                       1.26%          1.18%(c)
      Ratio of net investment income to average net assets              0.51%          2.08%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.65%          1.51%(c)

 * From the commencement of operations on October 4, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER MONEY MARKET FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                           $   1.00       $   1.00
    ------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                              0.01           0.04
      Net realized and unrealized gains/(losses) on investments            --(a)          --(a)
    ------------------------------------------------------------------------------------------
        Total income from investment activities                          0.01           0.04
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                             (0.01)         (0.04)
    ------------------------------------------------------------------------------------------
        Total dividends                                                 (0.01)         (0.04)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                 $   1.00       $   1.00
    ------------------------------------------------------------------------------------------
    Total Return                                                         1.24%          4.09%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                          $110,085       $104,364
      Ratio of net expenses to average net assets                        1.12%          1.08%(c)
      Ratio of net investment income to average net assets               1.24%          3.92%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                       1.29%          1.26%(c)

 * From the commencement of operations on October 4, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TREASURY MONEY MARKET FUND -- INVESTOR A SHARES

                                                                     FOR THE        FOR THE
                                                                    YEAR ENDED    PERIOD ENDED
                                                                    AUGUST 31,     AUGUST 31,
                                                                       2002          2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $ 1.00         $ 1.00
    ------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.01           0.04
      Net realized and unrealized gains/(losses) on investments           --(a)          --(a)
    ------------------------------------------------------------------------------------------
        Total income from investment activities                         0.01           0.04
    ------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.01)         (0.04)
    ------------------------------------------------------------------------------------------
        Total dividends                                                (0.01)         (0.04)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $ 1.00         $ 1.00
    ------------------------------------------------------------------------------------------
    Total Return                                                        1.27%          3.95%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $4,041         $8,795
      Ratio of net expenses to average net assets                       1.02%          1.06%(c)
      Ratio of net investment income to average net assets              1.43%          3.90%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.34%          1.37%(c)

 * From the commencement of operations on October 4, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                           [Intentionally Left Blank]

The following additional information regarding LEADER Mutual Funds is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds, or by contacting the Funds directly at:

                            LEADER MUTUAL FUNDS

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2754

                            TELEPHONE: 1-800-219-4182

                            HTTP://WWW.LEADERMUTUALFUNDS.COM

You can review information about the Funds, including the SAI, at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Funds:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the EDGAR Database on the SEC's Website at http://www.sec.gov.

  INVESTMENT ADVISOR                    ADMINISTRATOR & DISTRIBUTOR           TRANSFER AND DIVIDEND
  Union Planters Investment Advisors,   BISYS Fund Services, Limited          PAYING AGENT
  Inc.                                  Partnership                           BISYS Fund Services, Inc.
  One South Church Street               3435 Stelzer Road                     3435 Stelzer Road
  Suite 500                             Columbus, Ohio 43219                  Columbus, Ohio 43219
  Belleville, Illinois 62220

  CUSTODIAN                             INDEPENDENT ACCOUNTANTS               LEGAL COUNSEL
  Union Planters Bank,                  KPMG LLP                              Ropes & Gray
  National Association                  191 W. Nationwide Blvd.               One International Place
  One South Church Street               Suite 500                             Boston, Massachusetts 02110
  Suite 500                             Columbus, Ohio 43215
  Belleville, Illinois 62220

Investment Company Act file no. 811-8494

                            Leader Mutual Funds Logo

                      LEADER Tax-Exempt Money Market Fund

                            LEADER Money Market Fund

                       LEADER Treasury Money Market Fund

                                  Sweep Shares

                                ---------------

                                   PROSPECTUS
                                JANUARY 1, 2003

                                ---------------

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              LEADER Mutual Funds
                      Notice of Privacy Policy & Practices

LEADER Mutual Funds recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with LEADER Mutual Funds.

COLLECTION OF CUSTOMER INFORMATION

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and LEADER Mutual Funds or service providers to LEADER Mutual Funds.

DISCLOSURE OF CUSTOMER INFORMATION

     We may disclose all of the information described above to certain third parties who are not affiliated with LEADER Mutual Funds under one or more of these circumstances:

     - As Authorized - if you request or authorize the disclosure of the information.

     - As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the LEADER Mutual Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Marketing Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

     We require service providers to the LEADER Mutual Funds:

     - to maintain policies and procedures designed to assure only appropriate access to information about customers of the LEADER Mutual Funds;

     - to limit the use of information about consumers of LEADER Mutual Funds to the purposes for which the information was disclosed or as otherwise permitted by law; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the LEADER Mutual Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of LEADER Mutual Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of LEADER Mutual Funds and individuals who provide nonpublic personal information to LEADER Mutual Funds, but do not invest in LEADER Mutual Funds shares.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                                1 LEADER Tax-Exempt Money Market Fund
important section, which                             4 LEADER Money Market Fund
summarizes each Fund's                               7 LEADER Treasury Money Market Fund
investments, risks, past                             10 Fees and Expenses
performance, and fees.                               11 Additional Information Regarding Fund
                                                     Investments and Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                              12 Investment Advisor
details on the people and                            12 Portfolio Managers
organizations who oversee                            12 Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                              13 Pricing of Fund Shares
obtain details on how shares                         14 Purchasing and Selling Your Shares
are valued, how to purchase,                         15 General Policies on Selling Shares
sell and exchange shares,                            16 Distribution Arrangements
related charges and payments                         16 Exchanging Your Shares
of dividends.                                        17 Dividends and Distributions
                                                     18 Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                              19 Financial Highlights
details on the selected
financial statements of the
Funds.

 [GRAPHIC]
                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.



    PRINCIPAL INVESTMENT              The LEADER Tax-Exempt Money Market Fund invests primarily in high- quality,
    STRATEGIES                        short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or
                                      "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.



                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by a nationally recognized statistical rating organization (an "NRSRO") (for example, Aaa by Moody's Investors Service,
                                      Inc. ("Moody's") or AAA by Standard & Poor's Rating Service ("Standard &
                                      Poor's")) or, if unrated, deemed by Union Planters Investment Advisors, Inc.
                                      ("Union Planters Advisors" or the "Advisor") to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the
                                      Fund's average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL INVESTMENT RISKS        The Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


              PERFORMANCE BAR CHART AND TABLE(1) -- SWEEP SHARES()

PERFORMANCE INFORMATION

The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

2001                                                                             1.88

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 0.49%.

 Best quarter:                                        Q1  2001   0.65%
 Worst quarter:                                       Q4  2001   0.22%
 --------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (for the periods ending December 31, 2001)
 --------------------------------------------------

                                                ONE         SINCE CLASS
                                               YEAR    INCEPTION (10/5/2000)
----------------------------------------------------------------------------
 LEADER TAX-EXEMPT MONEY MARKET FUND           1.88%           2.30%
----------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

 [GRAPHIC]
                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


    INVESTMENT OBJECTIVES        Maximum current income consistent with preservation of capital and liquidity.




    PRINCIPAL INVESTMENT         The LEADER Money Market Fund invests in a variety of high-quality money
    STRATEGIES                   market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S.
                                 banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all
                                 Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.



                                 While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL INVESTMENT         The Fund invests primarily in high quality fixed income securities, which
    RISKS                        provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate the following principal investment risks:



                                 Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                 Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


                                 Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                 term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                 Investing in the Fund involves risks common to any investment in securities.
                                 By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                 Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                 A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


               PERFORMANCE BAR CHART AND TABLE(1) -- SWEEP SHARES

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

2001                                                                             3.54

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 0.88%.

 Best quarter:                                        Q1  2001   1.27%
 Worst quarter:                                       Q4  2001   0.46%
 --------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (for the periods ending
 December 31, 2001)
 --------------------------------------------------

                                                ONE        SINCE CLASS
                                               YEAR    INCEPTION (9/5/2000)
---------------------------------------------------------------------------
 LEADER MONEY MARKET FUND                      3.54%           4.65%
---------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

 [GRAPHIC]
                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


    INVESTMENT OBJECTIVES        High level of current income consistent with stability of principal and liquidity.




    PRINCIPAL INVESTMENT         The LEADER Treasury Money Marked Fund invests primarily in high- quality,
    STRATEGIES                   short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. Government. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities. All Fund investments will mature in 397 days or less, and the
                                 Fund's average maturity will not exceed 90 days.



                                 While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL INVESTMENT         The Fund invests primarily in high quality fixed income securities, which
    RISKS                        provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's issuer selection, credit quality and maturity limitations will reduce, but not altogether eliminate, the following principal investment risks:



                                 Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                 Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                 Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                 term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                 Investing in the Fund involves risks common to any investment in securities.
                                 By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                 Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                 A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


               PERFORMANCE BAR CHART AND TABLE(1) -- SWEEP SHARES

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

2001                                                                             3.51

For the period January 1, 2002 through September 30, 2002, the Fund's total return was 0.86%.

 Best quarter:                                        Q1  2001   1.23%
 Worst quarter:                                       Q4  2001   0.49%
 --------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (for the periods ending December 31, 2001)
 --------------------------------------------------

                                                ONE         SINCE CLASS
                                               YEAR    INCEPTION (10/5/2000)
----------------------------------------------------------------------------
 LEADER TREASURY MONEY MARKET FUND             3.51%           4.07%
----------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES



   The following table describes the fees and expenses that you may pay if you buy and hold Sweep Shares of the Funds:

                                                                    LEADER                        LEADER
                                                                  TAX-EXEMPT       LEADER        TREASURY
    SHAREHOLDER FEES                                             MONEY MARKET   MONEY MARKET   MONEY MARKET
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        FUND           FUND           FUND

    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A
    PERCENTAGE OF OFFERING PRICE)                                    None           None           None
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS      None           None           None
    MAXIMUM DEFERRED SALES LOAD                                      None           None           None
    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS)
    MANAGEMENT FEES(1)                                               0.40%          0.40%          0.40%
    OTHER EXPENSES(2)                                                1.00%          0.65%          0.68%
    TOTAL ANNUAL FUND OPERATING EXPENSES(3)                          1.40%          1.05%          1.08%

   (1) As of the date of this Prospectus, the Advisor is voluntarily waiving the following portion of its management fee from each Fund: Tax-Exempt Money Market Fund - 0.20%; Money Market Fund - 0.15%; and Treasury Money Market Fund - 0.28%. These waivers may be eliminated at any time in the Advisor's sole discretion.
   (2) Includes an annual administrative services fee of up to 0.25% for each Fund. Part or all of these fees, which are payable under an Administrative Services Plan (the "Plan") adopted by the Board of Trustees of the LEADER Mutual Funds (the "Trust"), may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Sweep Shares of the Funds. This figure also includes a separate administrative fee of 0.20% for each Fund payable to BISYS Fund Services, Limited Partnership, as administrator of each Fund (the "Administrator"). During the last fiscal year, the Administrator waived the following portion of such fee from each Fund: Tax-Exempt Money Market Fund - 0.05%; Money Market Fund - 0.03%; and Treasury Money Market Fund - 0.04%. These waivers may be discontinued at any time.
   (3) As a result of the Advisor's voluntary waiver of a portion of its management fee (see footnote 1 above), the Administrator's voluntary waiver of certain fees payable by the Funds (see footnote 2 above), and recent changes in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are estimated to be as follows: TAX-EXEMPT MONEY MARKET FUND - 0.89%; MONEY MARKET FUND - 0.92%; AND TREASURY MONEY MARKET FUND - 0.92%. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER FOR A RANGE OF REASONS, INCLUDING FLUCTUATIONS IN ASSETS AND DIFFERENCES BETWEEN ESTIMATED AND ACTUAL EXPENSES INCURRED BY THE FUNDS. IN ADDITION, THE ADVISOR AND/OR THE ADMINISTRATOR MAY ELIMINATE THEIR RESPECTIVE VOLUNTARY FEE WAIVERS AT ANY TIME, WHICH WOULD RESULT IN HIGHER FUND EXPENSES.


The Example at the right is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

                  EXAMPLE

                                                        1      3       5        10
                                                     YEAR   YEARS   YEARS    YEARS
 LEADER TAX-EXEMPT MONEY MARKET FUND                 $143   $443    $766    $1,680
 LEADER MONEY MARKET FUND                            $107   $334    $579    $1,283
 LEADER TREASURY MONEY MARKET FUND                   $110   $343    $595    $1,317

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Trust's Board of Trustees, without shareholder vote. The investment objective of each of the Funds is non-fundamental, and may be changed without shareholder vote.

   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law.

   The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus include references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

   private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

   repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

   A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

 [GRAPHIC]

   FUND MANAGEMENT

   INVESTMENT ADVISOR

   Union Planters Investment Advisors, Inc. ("Union Planters Advisors" or the "Advisor"), One South Church Street, Suite 500, Belleville, Illinois 62220, serves as investment advisor to the LEADER Mutual Funds. Union Planters Advisors is a wholly-owned subsidiary of Union Planters Corporation, which is a bank holding company headquartered in Memphis, Tennessee with total assets of approximately $32 billion as of September 30, 2002.

   The Funds paid the following amounts for investment advisory services during the fiscal year ended August 31, 2002:

                                                                   AMOUNTS PAID*
                                                          ------------------------------
     LEADER Tax-Exempt Money Market Fund                               0.05%
                                                          ------------------------------
     LEADER Money Market Fund                                          0.25%
                                                          ------------------------------
     LEADER Treasury Money Market Fund                                 0.14%
                                                          ------------------------------

   * Percentages are expressed as percentages of average net assets during the fiscal year ended August 31, 2002. Absent expense limitations that were in place during this period, this amount would have been 0.40% (as a percentage of average daily net assets) for each Fund.

   PORTFOLIO MANAGERS

   Lucy Kasson and Chad A. Stafko co-manage each Fund.

   Lucy Kasson has managed each Fund as well as the LEADER Tax-Exempt Bond Fund since their inception. Ms. Kasson also manages the fixed-income component of the LEADER Balanced Fund. A graduate of DePaul University, Ms. Kasson joined the Union Planters organization in 1999, where she is currently a Vice President of Union Planters Advisors. Prior to joining the Union Planters organization, Ms. Kasson was employed by Nuveen Advisory Corporation from 1976 until 1999, where she served as a portfolio manager from 1995 to 1999.

   Chad A. Stafko co-manages each Fund and is an Investment Research Analyst for Union Planters Advisors. Prior to joining Union Planters Advisors in May 1999, Mr. Stafko worked for a Big Five accounting firm in which he worked in the Valuation Services division, valuing companies for mergers and acquisitions. Mr. Stafko holds an MBA from Southern Illinois University at Carbondale and a Bachelor of Science in Finance.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

   The Statement of Additional Information has more detailed information about the Advisor and the Funds' other service providers.

 [GRAPHIC]

   SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
HOW NET ASSET VALUE IS CALCULATED

The price of Fund shares is based on the Fund's net asset value, or NAV, which is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                          ---------------------------
                                Number of Shares
                                  Outstanding
--------------------------------------------------------------------------------


AVOID TAX WITHHOLDING
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

The net asset value, or NAV, of each Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and Treasury Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Funds will also be closed on Columbus Day and Veterans' Day. The Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order (see "Purchasing and Selling Your Shares," "General Policies on Selling Shares" and "Exchanging Your Shares" below) is received and accepted by the Fund on any day the Exchange is open for regular trading, except Columbus Day and Veterans' Day. On a business day when the Exchange closes early due to a partial holiday or otherwise, the Advisor reserves the right to advance the times at which purchase orders must be received in order to be processed on that business day.

   SHAREHOLDER INFORMATION


   PURCHASING AND SELLING YOUR SHARES

   Sweep Shares of the Funds are available to investors through the Funds' Distributor or through certain banks or other financial institutions. If you are purchasing Sweep Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's Distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-219-4182. Each Fund reserves the right to refuse any order to buy shares.

   Investments in Sweep Shares of the Funds require a minimum investment of $1,000,000, which may be waived at the Advisor's or Distributor's discretion. If you purchase shares through a bank or other financial institution, these institutions may charge additional fees, require higher minimum investments or impose other limitations on buying and selling shares (such as an earlier cut-off time for purchase and sale requests).

   All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks or third party checks. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

   Orders to sell or "redeem" Sweep Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's Distributor and for crediting your account with the proceeds. The Fund may charge a wire transfer fee of up to $15 per wire, and your financial institution may charge an additional fee.

   You may sell your shares on any day the Exchange is open for regular trading, except for Columbus Day and Veterans' Day. Your sales price will be the NAV next determined after your sell order is received by the Funds, its transfer agent, or your investment representative. See "Pricing of Fund Shares" above. Normally you will receive your proceeds within a week after your request is received. See the section on "General Policies on Selling Shares" below.

   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.
   -----------------------------------------------------------------------------

   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal wire

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail at LEADER Mutual Funds c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road Columbus, OH 43219. The request should include the name of your Fund and account number, the amount you wish to redeem, the address where your check should be sent, and the signature of the account owner(s).

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   DISTRIBUTION ARRANGEMENTS

   Sweep Shares are available for purchase by financial institutions such as banks, trust companies, thrift institutions, mutual funds or other financial institutions acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit, retirement plan, or other such qualified accounts. Sweep Shares are also available for purchase by customers who purchase shares through cash management services, such as a sweep account offered by a financial institution such as a bank or broker-dealer.

   EXCHANGING YOUR SHARES

   HOW TO EXCHANGE SHARES

   You can exchange your Sweep Shares in one Fund for Sweep Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges.

   You must meet the minimum investment requirements for the LEADER Mutual Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2754, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

     - The name and class of the Fund into which the exchange is being made

   See "General Policies on Selling Shares" above for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

   The exchange privilege may be changed or eliminated at any time with 60 days' notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

   DIVIDENDS AND DISTRIBUTIONS

   Each Fund pays dividends to its shareholders from the Fund's net investment income and distributes any net capital gains that have been realized. Income dividends on the Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

   SHAREHOLDER INFORMATION


   TAXATION

   FEDERAL TAXES

   Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income (including net capital gain and tax-exempt interest income, if any). You may be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by a Fund as derived from net capital gains of a Fund will be taxable to you as such, regardless of how long you have held your shares, and may be taxable at different rates depending on the length of time the Fund holds its assets. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

   The Tax-Exempt Money Market Fund intends to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Money Market Fund may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gain will be taxable federally and may also be subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of shares held in an Individual Retirement Account (or IRA), or other tax-qualified plan, will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the Statement of Additional Information. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the Trust's Statement of Additional Information, which is available upon request.

   LEADER TAX-EXEMPT MONEY MARKET FUND -- SWEEP SHARES

                                                                    YEAR ENDED    YEAR ENDED
                                                                    AUGUST 31,    AUGUST 31,
                                                                       2002         2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $ 1.00        $ 1.00
    ----------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.01          0.03
    ----------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on investments           --(a)         --(a)
    ----------------------------------------------------------------------------------------
        Total income from investment activities                         0.01          0.03
    ----------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.01)        (0.03)
    ----------------------------------------------------------------------------------------
        Total dividends                                                (0.01)        (0.03)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $ 1.00        $ 1.00
    ----------------------------------------------------------------------------------------
    Total Return                                                        0.75%         2.40%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $1,110        $1,110
      Ratio of net expenses to average net assets                       1.00%         0.98%(c)
      Ratio of net investment income to average net assets              0.75%         1.75%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.40%         1.31%(c)

 * From the commencement of operations on October 5, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER MONEY MARKET FUND -- SWEEP SHARES

                                                                    YEAR ENDED       YEAR ENDED
                                                                    AUGUST 31,       AUGUST 31,
                                                                       2002            2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                           $  1.00          $  1.00
    -------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.01             0.05
    -------------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on investments           --(a)            --(a)
    -------------------------------------------------------------------------------------------
        Total income from investment activities                         0.01             0.05
    -------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.01)           (0.05)
    -------------------------------------------------------------------------------------------
        Total dividends                                                (0.01)           (0.05)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                 $  1.00          $  1.00
    -------------------------------------------------------------------------------------------
    Total Return                                                        1.49%            4.82%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                          $21,730          $36,730
      Ratio of net expenses to average net assets                       0.87%            0.81%(c)
      Ratio of net investment income to average net assets              1.55%            4.50%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.04%            1.00%(c)

 * From the commencement of operations on September 5, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TREASURY MONEY MARKET FUND -- SWEEP SHARES

                                                                    YEAR ENDED    YEAR ENDED
                                                                    AUGUST 31,    AUGUST 31,
                                                                       2002         2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $ 1.00        $ 1.00
    ----------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.02          0.04
    ----------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on investments           --(a)         --(a)
    ----------------------------------------------------------------------------------------
        Total income from investment activities                         0.02          0.04
    ----------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.02)        (0.04)
    ----------------------------------------------------------------------------------------
        Total dividends                                                (0.02)        (0.04)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE--END OF PERIOD                                    $ 1.00        $ 1.00
    ----------------------------------------------------------------------------------------
    Total Return                                                        1.52%         4.17%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $3,764        $6,760
      Ratio of net expenses to average net assets                       0.78%         0.79%(c)
      Ratio of net investment income to average net assets              1.60%         3.71%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.09%         1.10%(c)

 * From the commencement of operations on October 5, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

The following additional information regarding LEADER Mutual Funds is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds, or by contacting the Funds directly at:

                            LEADER MUTUAL FUNDS

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2754

                            TELEPHONE: 1-800-219-4182

                            HTTP://WWW.LEADERMUTUALFUNDS.COM

You can review information about the Funds, including the SAI, at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Funds:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the EDGAR Database on the SEC's Website at http://www.sec.gov.

  INVESTMENT ADVISOR                    ADMINISTRATOR & DISTRIBUTOR           TRANSFER AND DIVIDEND
  Union Planters Investment Advisors,   BISYS Fund Services, Limited          PAYING AGENT
  Inc.                                  Partnership                           BISYS Fund Services, Inc.
  One South Church Street               3435 Stelzer Road                     3435 Stelzer Road
  Suite 500                             Columbus, Ohio 43219                  Columbus, Ohio 43219
  Belleville, Illinois 62220
  CUSTODIAN                             INDEPENDENT ACCOUNTANTS               LEGAL COUNSEL
  Union Planters Bank,                  KPMG LLP                              Ropes & Gray
  National Association                  191 W. Nationwide Blvd                One International Place
  One South Church Street               Suite 500                             Boston, Massachusetts 02110
  Suite 500                             Columbus, Ohio 43215
  Belleville, Illinois 62220

Investment Company Act file no. 811-8494

                           [LEADER MUTUAL FUNDS LOGO]



                           LEADER Growth Equity Fund
                          LEADER Growth & Income Fund
                              LEADER Balanced Fund
                          LEADER Tax-Exempt Bond Fund
                         LEADER Intermediate Bond Fund
                          LEADER Short Term Bond Fund
                      LEADER Tax-Exempt Money Market Fund
                            LEADER Money Market Fund
                       LEADER Treasury Money Market Fund
                              Institutional Shares



                                ---------------

                                   PROSPECTUS
                                JANUARY 1, 2003

                                ---------------



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS
     ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              LEADER Mutual Funds
                      Notice of Privacy Policy & Practices

LEADER Mutual Funds recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with LEADER Mutual Funds.

COLLECTION OF CUSTOMER INFORMATION

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and LEADER Mutual Funds or service providers to LEADER Mutual Funds.

DISCLOSURE OF CUSTOMER INFORMATION

     We may disclose all of the information described above to certain third parties who are not affiliated with LEADER Mutual Funds under one or more of these circumstances:

     - As Authorized - if you request or authorize the disclosure of the information.

     - As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the LEADER Mutual Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Marketing Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

     We require service providers to the LEADER Mutual Funds:

     - to maintain policies and procedures designed to assure only appropriate access to information about customers of the LEADER Mutual Funds;

     - to limit the use of information about consumers of LEADER Mutual Funds to the purposes for which the information was disclosed or as otherwise permitted by law; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the LEADER Mutual Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of LEADER Mutual Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of LEADER Mutual Funds and individuals who provide nonpublic personal information to LEADER Mutual Funds, but do not invest in LEADER Mutual Funds shares.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                             1  LEADER Growth Equity Fund
important section, which                          4  LEADER Growth & Income Fund
summarizes each Fund's                            7  LEADER Balanced Fund
objectives, strategies,                          10  LEADER Tax-Exempt Bond Fund
investments, risks, past                         14  LEADER Intermediate Bond Fund
performance, and fees.                           19  LEADER Short Term Bond Fund
                                                 21  LEADER Tax-Exempt Money Market Fund
                                                 24  LEADER Money Market Fund
                                                 27  LEADER Treasury Money Market Fund
                                                 29  Fees and Expenses
                                                 31  Investing for Defensive Purposes
                                                 31  Additional Information Regarding Fund Investments
                                                     and Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                          33  Investment Advisor
details on the people and                        33  Portfolio Managers
organizations who oversee                        34  Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                          35  Pricing of Fund Shares
obtain details on how shares                     37  Purchasing and Selling Your Shares
are valued, how to purchase,                     39  General Policies on Selling Shares
sell and exchange shares,                        40  Distribution Arrangements
related charges and payments                     40  Exchanging Your Shares
of dividends.                                    41  Dividends and Distributions
                                                 42  Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                          43  Financial Highlights
details on the selected
financial statements of the
Funds.

 [GRAPHIC]


   RISK/RETURN SUMMARY AND FUND EXPENSES      LEADER GROWTH EQUITY FUND


    INVESTMENT OBJECTIVE              Capital appreciation.



    PRINCIPAL                         The LEADER Growth Equity Fund invests primarily in common stocks of
    INVESTMENT STRATEGIES             companies that Union Planters Investment Advisors, Inc. ("Union Planters
                                      Advisors" or the "Advisor") believes have above-average growth potential.
                                      Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants.



                                      A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.



                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.



    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives. The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.



                                      Growth Stock Risk:  The Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. Because the Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. In addition, growth stocks can be more volatile than other types of stocks, such as
                                      "value" stocks. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because

   RISK/RETURN SUMMARY AND FUND EXPENSES        LEADER GROWTH EQUITY FUND


                                      investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.



                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LEADER GROWTH EQUITY FUND


          PERFORMANCE BAR CHART AND TABLE(1,2) -- INSTITUTIONAL SHARES

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and ten years compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Standard and Poor's Composite Stock Price Index (the "S&P 500(R) Index") referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(2)

[BAR CHART]

1992(3)                                                                           3.51
1993                                                                              1.83
1994                                                                              5.56
1995                                                                             35.28
1996                                                                             21.79
1997                                                                             20.84
1998                                                                             31.09
1999                                                                             28.83
2000                                                                             -1.97
2001                                                                            -11.97

For the period January 1, 2002 through September 30, 2002, the Fund's total return was -30.86%.

                                                                   Best quarter:          Q4   1998  21.52%
                                                                   Worst quarter:         Q1   2001  -9.32%
                                                                   ---------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS(2)

                                          (for the periods ending
                                          December 31, 2001)
                                          ------------------------------


                                                 ONE      FIVE      TEN
                                                YEAR      YEAR    YEAR(3)
--------------------------------------------------------------------------------
 LEADER GROWTH EQUITY FUND
    Return Before Taxes(4)                     -11.97%   11.10%   10.75%
 S&P 500(R) INDEX(5)                           -11.88%   10.70%   12.93%
 LIPPER LARGE CAP GROWTH INDEX(5)              -23.87%    7.50%   10.60%
--------------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Institutional Shares of the Fund as stated in this Prospectus under "Fees and Expenses" (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(3) Prior to May 21, 1992, the predecessor fund operated under an investment objective, restrictions and guidelines that were different from those of the Fund. The Fund's total return for 1992 set forth in the bar chart and the Fund's average annual returns set forth in the table for ten years, therefore, include returns for a period of time beginning January 1, 1992 and ending May 20, 1992 during which the predecessor fund operated under an investment objective, restrictions and guidelines that were different from those of the Fund. If the predecessor fund had operated under the same investment objective, restrictions and guidelines as the Fund during that period of time, its average annual returns may have been different.

(4) The predecessor fund was not subject to the same distribution requirement as a registered investment company. As a result, no after-tax performance information is shown for this Fund for periods prior to December 9, 2002.

(5) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                                 LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                             INCOME FUND


    INVESTMENT OBJECTIVES             Long-term growth of capital, current income and growth of income.



    PRINCIPAL                         The LEADER Growth & Income Fund invests primarily in common stocks that the
    INVESTMENT STRATEGIES             Advisor believes have potential primarily for capital growth and secondarily for income. The Fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade)
                                      convertible into common stock and securities of foreign issuers traded in
                                      U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"). The Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds.



                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.



    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives.



                                      The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or
                                      "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.




                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                      Foreign Issuer Risk: The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART]

1995                                                                              31.3
1996                                                                             21.88
1997                                                                             28.97
1998                                                                             30.45
1999                                                                             18.18
2000                                                                              -9.6
2001                                                                            -11.08

For the period January 1, 2002 through September 30, 2002, the Fund's total return was -24.46%.

                                                                   Best quarter:          Q4   1998  16.30%
                                                                   Worst quarter:         Q2   2001  -9.54%
                                                                   ---------------------------------------------

                                   AVERAGE ANNUAL TOTAL RETURNS

                                   (for the periods ending
                                   December 31, 2001)
                                   ------------------------------

                                                                  SINCE FUND
                                                 ONE      FIVE    INCEPTION
                                                YEAR      YEAR     (9/1/94)
--------------------------------------------------------------------------------
 LEADER GROWTH & INCOME FUND
 Return Before Taxes                           -11.08%    9.83%     13.03%
 Return After Taxes on Distributions(3)        -11.41%    9.07%     12.13%
 Return After Taxes on Distributions and Sale
   of Fund Shares(3)                            -6.75%    7.92%     10.68%
 S&P 500(R) INDEX(4)                           -11.88%   10.70%     14.75%
 LIPPER LARGE CAP CORE FUNDS INDEX(4)          -12.83%    9.59%     12.79%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

   (3) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (4) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]


   RISK/RETURN SUMMARY AND FUND EXPENSES    LEADER BALANCED FUND


    INVESTMENT OBJECTIVES             To maximize total return through a combination of growth of capital and current income consistent with preservation of capital.



    PRINCIPAL                         The LEADER Balanced Fund invests in a combination of equity securities (such
    INVESTMENT STRATEGIES             as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Advisor believes will offer attractive returns consistent with the Fund's objective. The Fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability.



                                      Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Advisor's economic and market outlooks. In determining the allocation of assets, the Advisor evaluates forecasts for inflation, interest rates and corporate earnings growth. The Advisor periodically will increase or decrease the Fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Advisor forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.



                                      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Advisor utilizes both "top-down" and "bottom-up" approaches.
                                      This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.



                                      The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's
                                      Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard &
                                      Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the
                                      Advisor to be of comparable quality. The Fund may also invest up to 10% of its total assets in securities rated below investment grade.



                                      The Fund's investments in U.S. Government securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the
                                      Federal Farm Credit Banks, the Student Loan Marketing Association, the
                                      Federal Home Loan Mortgage Corporation or the Tennessee Valley

   RISK/RETURN SUMMARY AND FUND EXPENSES             LEADER BALANCED FUND


                                      Authority. The Fund may also invest in corporate debt obligations, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable-
                                      in-kind bonds.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         Two principal risks of investing in the Fund are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular securities that are selected by the Advisor for the Fund may underperform the market or those securities selected by other funds with similar objectives.



                                      The equity component of the Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.



                                      The fixed-income component of the Fund seeks to provide income and a level of protection of capital but offers less potential for capital appreciation than equity securities. In addition, the fixed-income component of the
                                      Fund's portfolio will be subject to the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. This risk will be more pronounced to the extent the
                                      Fund invests in securities rated below investment grade, or "junk bonds."




   RISK/RETURN SUMMARY AND FUND EXPENSES             LEADER BALANCED FUND


                                      Income Risk:  It is possible that the income derived from the Fund's fixed-
                                      income component will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is possible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Certain investments of the Fund may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.



                                      No performance information is shown for the LEADER Balanced Fund because the
                                      Fund did not have a complete calendar year of operations in 2001.

 [GRAPHIC]
                                                               LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                               BOND FUND


    INVESTMENT OBJECTIVES             Current income that is exempt from federal income tax consistent with preservation of capital.



    PRINCIPAL                         The LEADER Tax-Exempt Bond Fund normally invests at least 80% of its net
    INVESTMENT STRATEGIES             assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is exempt from federal income taxation.
                                      Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in
                                      "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax).
                                      The Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years.



                                      The Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA,
                                      AA, A or BBB by Standard & Poor's) or unrated securities deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by
                                      Moody's or BBB by Standard & Poor's).



                                      While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the




                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares)
                                      will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.
                                      The Fund will also be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Certain of the Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers 5-Year Municipal Bond Index referenced in the table below is an unmanaged index generally representative of investment-grade, tax-exempt bonds with maturities between four and six years. The information provided regarding the Lipper Intermediate Municipal Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART]

2001                                                                             4.22



For the period January 1, 2002 through September 30, 2002, the Fund's total return was 8.51%.

                                                                   Best quarter:          Q3   2001   2.73%
                                                                   Worst quarter:         Q4   2001  -1.23%
                                                                   ---------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS

                                          (for the periods ending
                                          December 31, 2001)
                                          ------------------------------



                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR    (7/24/00)
--------------------------------------------------------------------------------
 LEADER TAX-EXEMPT BOND FUND
 Return Before Taxes                           4.22%     6.03%
 Return After Taxes on Distributions(3)        4.01%     5.80%
 Return After Taxes on Distributions and Sale
 of Fund Shares(3)                             4.51%     5.74%
 LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX   6.19%     7.04%
 LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS
 INDEX                                         4.80%     6.50%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


     Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

   (3) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (4) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


    INVESTMENT OBJECTIVES             Current income consistent with preservation of capital.



    PRINCIPAL                         The LEADER Intermediate Bond Fund invests primarily in high quality fixed
    INVESTMENT STRATEGIES             income securities, including bonds and notes of both corporate and U.S.
                                      governmental issues. The Fund invests at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      The Fund invests primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or
                                      AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB).



                                      The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the
                                      Federal Farm Credit Banks, the Student Loan Marketing Association, the
                                      Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.



                                      The Fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements.



                                      While short-term interest rate bets are generally avoided, the Advisor constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.




                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


    PRINCIPAL                         The Fund invests primarily in fixed-income securities, which provide income
    INVESTMENT RISKS                  and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk.
                                      Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will also be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. U.S. Government securities may be subject to different types and amounts of credit support, as certain U.S. Government securities are not backed by the full faith and credit of the U.S. Government. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

   PERFORMANCE INFORMATION
   The bar chart and table
   provide an indication of
   the risks of an investment
   in the Fund by showing
   changes in its performance
   from year to year and by
   showing how the Fund's
   average annual returns for
   one year, five years and
   the period of time since
   inception compare with
   those of a broad-based
   securities index and an
   index of funds that the
   Advisor believes have
   similar investment
   objectives. The Lehman
   Brothers Intermediate
   Government/Credit Bond
   Index in the table below is
   an unmanaged, independently
   maintained index that is
   composed of investment
   grade corporate debt issues
   as well as debt issues of
   U.S. government agencies
   and the U.S. Treasury with
   maturities between one and
   ten years. The information
   provided regarding the
   Lipper Intermediate
   Investment Grade Debt Fund
   Index shows how the Fund's
   average annual total
   returns compare with the
   returns of an index of
   funds that the Advisor
   believes have similar
   investment objectives.
   Prior to January 1, 2003,
   the Intermediate Bond
   Fund's name was
   "Intermediate Government
   Bond Fund" and operated
   under a policy to invest
   primarily in U.S.
   Government securities. The
   chart and table below
   reflect results achieved
   under this previous policy.
   The Fund's performance may
   have been different under
   its current investment
   policies.

   Past performance (before
   and after taxes) does not
   necessarily indicate how
   the Fund will perform in
   the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART]


1995                                                          14.95%

1996                                                           3.43%

1997                                                           7.86%

1998                                                           8.19%

1999                                                          -4.14%

2000                                                          11.82%

2001                                                              8%



For the period January 1, 2002 through September 30, 2002, the Fund's total return was 8.41%.

                                                                   Best quarter:          Q2   1995   5.19%
                                                                   Worst quarter:         Q2   1999  -2.12%
                                                                   ---------------------------------------------

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                   AVERAGE ANNUAL TOTAL RETURNS
                                   (for the periods ending
                                   December 31, 2001)
                                   ------------------------------

                                                                  SINCE FUND
                                                 ONE      FIVE    INCEPTION
                                                YEAR      YEAR     (9/1/94)
--------------------------------------------------------------------------------
 LEADER INTERMEDIATE BOND FUND
 Return Before Taxes                             8.00%    6.20%      6.34%
 Return After Taxes on Distributions(3)          5.69%    3.75%      3.88%
 Return After Taxes on Distributions and Sale
   of Fund Shares(3)                             4.84%    3.72%      3.83%
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND
 INDEX(4,5)                                      8.42%    7.06%      7.15%
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/
 CREDIT BOND INDEX(4,5)                          8.96%    7.10%      7.27%
 LIPPER INTERMEDIATE INVESTMENT GRADE
 DEBT FUND INDEX(4,5)                            8.22%    6.82%      7.22%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

   (3) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (4) The returns of each Index do not reflect the effect of taxes.

   (5) The Fund previously compared its returns to the Lehman Brothers Intermediate Government Bond Index, an unmanaged index that generally tracks investment grade debt issues and U.S. Government securities with a maturity range of one to ten years. As a result of the change in the Fund's policies, the Fund has changed the broad-based securities index against which its performance is compared to the Lehman Brothers Intermediate Government/Credit Bond Index in order to more accurately reflect the Fund's current investment policies.

 [GRAPHIC]
                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES             SHORT TERM BOND FUND


    INVESTMENT OBJECTIVES             To provide a high level of current income consistent with preservation of capital.



    PRINCIPAL                         The LEADER Short Term Bond Fund invests primarily in issues rated in one of
    INVESTMENT STRATEGIES             the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      In addition to a wide range of corporate and government debt obligations, the Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in kind bonds. The Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the
                                      Fund's net assets.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Advisor when making investment decisions include:
                                      - Current yield and yield to maturity.
                                      - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in short-term investment grade fixed-income
    INVESTMENT RISKS                  securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate.
                                      Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's fixed-income investments (and its shares) will generally increase in value.




                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES             SHORT TERM BOND FUND


                                      In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a bond's rating, the greater its credit risk.
                                      Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. This risk will be more pronounced to the extent the Fund invests in securities rated below investment grade, or "junk bonds." Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the
                                      Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage- and asset-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Foreign Issuer Risk:  The Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.



                                      No performance information is shown for the LEADER Short Term Bond Fund because the Fund did not have a complete calendar year of operations in
                                      2001.

 [GRAPHIC]
                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.



    PRINCIPAL                         The LEADER Tax-Exempt Money Market Fund invests primarily in high- quality,
    INVESTMENT STRATEGIES             short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or
                                      "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.



                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


           PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

Past performance does not necessarily indicate how the Fund will perform in the future.


                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART]

2001                                                           2.14%


For the period January 1, 2002 through September 30, 2002, the Fund's total return was 0.68%.

                                                                   Best quarter:          Q1   2001   0.72%
                                                                   Worst quarter:         Q4   2001   0.29%
                                                                   ---------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURNS

                                             (for the periods ending
                                             December 31, 2001)
                                             ------------------------------

                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (9/6/00)
--------------------------------------------------------------------------------
 LEADER TAX-EXEMPT MONEY MARKET FUND           2.14%     2.56%
--------------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

 [GRAPHIC]
                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income consistent with preservation of capital and liquidity.



    PRINCIPAL                         The LEADER Money Market Fund invests in a variety of high-quality money
    INVESTMENT STRATEGIES             market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S.
                                      banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all
                                      Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.




                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                                LEADER
RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


      PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year.

Past performance does not necessarily indicate how the Fund will perform in the future.


               YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART]


2000                                                           6.03%
2001                                                           3.80%



For the period January 1, 2002 through September 30, 2002, the Fund's total return was 1.07%.

                                                                   Best quarter:          Q4   2000   1.57%
                                                                   Worst quarter:         Q4   2001   0.52%
                                                                   ---------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS

                                          (for the periods ending
                                          December 31, 2001)
                                          ------------------------------


                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (7/7/99)
--------------------------------------------------------------------------------
 LEADER MONEY MARKET FUND                      3.80%     4.91%
--------------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

 [GRAPHIC]
                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


    INVESTMENT OBJECTIVES             High level of current income consistent with stability of principal and liquidity.



    PRINCIPAL                         The LEADER Treasury Money Market Fund invests primarily in high- quality,
    INVESTMENT STRATEGIES             short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. Government. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities. All Fund investments will mature in 397 days or less, and the
                                      Fund's average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's issuer selection, credit quality and maturity limitations will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                     LEADER TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


        PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

Past performance does not necessarily indicate how the Fund will perform in the future.


          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART]


2001                                                           3.72%



For the period January 1, 2002 through September 30, 2002, the Fund's total return was 1.01%.

                                                                   Best quarter:          Q1   2001   1.29%
                                                                   Worst quarter:         Q4   2001   0.54%
                                                                   ---------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURNS

                                           (for the periods ending
                                           December 31, 2001)
                                           ------------------------------


                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (9/6/00)
--------------------------------------------------------------------------------
 LEADER TREASURY MONEY MARKET FUND             3.72%     4.30%
--------------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES
   The following table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Funds:

                                                                                                               LEADER
                                        LEADER    LEADER                             LEADER                  TAX-EXEMPT   LEADER
    SHAREHOLDER FEES                    GROWTH   GROWTH &    LEADER      LEADER      INTER-       LEADER       MONEY      MONEY
    (FEES PAID DIRECTLY FROM            EQUITY    INCOME    BALANCED   TAX-EXEMPT    MEDIATE    SHORT TERM     MARKET     MARKET
    YOUR INVESTMENT)                     FUND      FUND       FUND     BOND FUND    BOND FUND   BOND FUND       FUND       FUND

    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON PURCHASES (AS A
    PERCENTAGE OF OFFERING PRICE)        None      None       None        None        None         None         None       None
    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON REINVESTED DIVIDENDS      None      None       None        None        None         None         None       None
    MAXIMUM DEFERRED SALES LOAD          None      None       None        None        None         None         None       None
    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM
    FUND ASSETS)
    MANAGEMENT FEES(1)                   0.75%     0.75%      0.80%       0.50%       0.50%        0.55%        0.40%      0.40%
    OTHER EXPENSES(2)                    1.35%     0.74%      1.00%       1.15%       0.71%        1.14%        1.00%      0.64%
    TOTAL ANNUAL FUND OPERATING
    EXPENSES(3)                          2.10%     1.49%      1.80%       1.65%       1.21%        1.69%        1.40%      1.04%

                                        LEADER
                                       TREASURY
    SHAREHOLDER FEES                    MONEY
    (FEES PAID DIRECTLY FROM            MARKET
    YOUR INVESTMENT)                     FUND
    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON PURCHASES (AS A
    PERCENTAGE OF OFFERING PRICE)        None
    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON REINVESTED DIVIDENDS      None
    MAXIMUM DEFERRED SALES LOAD          None
    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM
    FUND ASSETS)
    MANAGEMENT FEES(1)                   0.40%
    OTHER EXPENSES(2)                    0.75%
    TOTAL ANNUAL FUND OPERATING
    EXPENSES(3)                          1.15%

   (1) As of the date of this Prospectus, the Advisor is voluntarily waiving the following portion of its management fee from each Fund: Growth Equity Fund -- 0.50%; Growth & Income Fund -- 0.10%; Balanced Fund -- 0.25%; Tax-Exempt Bond Fund -- 0.50%; Intermediate Bond Fund -- 0.05%; Short Term Bond Fund -- 0.30%; Tax-Exempt Money Market Fund -- 0.20%; Money Market Fund -- 0.15%; and Treasury Money Market Fund -- 0.28%. These waivers may be eliminated at any time in the Advisor's sole discretion.
   (2) Includes an annual administrative services fee of up to 0.30% for each of the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund, and up to 0.25% for each of the Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund (each a "Money Fund" and, collectively, the "Money Funds"). Part or all of these fees, which are payable under an Administrative Services Plan (the "Plan") adopted by the Board of Trustees of LEADER Mutual Funds, may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the Funds. As of the date of this Prospectus, no administrative service fees are being paid by any Fund under the Plan, but such fees could be imposed at any time. In addition, this figure includes a separate administrative fee of 0.20% for each Fund payable to BISYS Fund Services, Limited Partnership, as administrator of each Fund (the "Administrator"). During the last fiscal year, the Administrator waived the following portion of such fee from the following Funds: Tax-Exempt Bond Fund -- 0.03%; Tax-Exempt Money Market Fund -- 0.05%; Money Market Fund -- 0.03%; and Treasury Money Market Fund -- 0.04%. These waivers may be discontinued at any time. Other Expenses of the Growth Equity Fund are based on estimated amounts for the Fund's current fiscal year.
   (3) As a result of the Advisor's voluntary waiver of a portion of its management fee (see footnote 1 above), the absence of any administrative service fees currently being paid under the Plan (see footnote 2 above), the Administrator's voluntary waiver of certain fees payable by certain of the Funds (see footnote 2 above), and recent changes in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are expected to be as follows: GROWTH EQUITY
       FUND -- 1.25%; GROWTH & INCOME FUND -- 1.13%; BALANCED FUND -- 1.19%; TAX-EXEMPT BOND FUND -- 0.78%; INTERMEDIATE BOND FUND -- 0.89%; SHORT TERM BOND FUND -- 0.93%; TAX-EXEMPT MONEY MARKET FUND -- 0.64%; MONEY MARKET FUND -- 0.67%; AND TREASURY MONEY MARKET FUND -- 0.67%. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER FOR A RANGE OF REASONS, INCLUDING FLUCTUATIONS IN ASSETS AND DIFFERENCES BETWEEN ESTIMATED AND ACTUAL EXPENSES INCURRED BY THE FUNDS. IN ADDITION, THE ADVISOR AND/OR THE ADMINISTRATOR MAY ELIMINATE THEIR RESPECTIVE VOLUNTARY FEE WAIVERS AT ANY TIME, AND A FUND MAY COMMENCE MAKING PAYMENTS UNDER THE PLAN AT ANY TIME, EACH OF WHICH WOULD RESULT IN HIGHER FUND EXPENSES.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


  The Example below is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
                                              EXAMPLE

                                                                                         1      3       5        10
                                                                                      YEAR   YEARS   YEARS    YEARS
                                          LEADER GROWTH EQUITY FUND                   $213   $658
                                          LEADER GROWTH & INCOME FUND                 $152   $471    $813    $1,779
                                          LEADER BALANCED FUND                        $183   $566    $975    $2,116
                                          LEADER TAX-EXEMPT BOND FUND                 $168   $520    $897    $1,955
                                          LEADER INTERMEDIATE BOND FUND               $123   $384    $665    $1,466
                                          LEADER SHORT TERM BOND FUND                 $172   $533    $918    $1,998
                                          LEADER TAX-EXEMPT MONEY MARKET FUND         $143   $443    $766    $1,680
                                          LEADER MONEY MARKET FUND                    $106   $331    $574    $1,271
                                          LEADER TREASURY MONEY MARKET FUND           $117   $365    $633    $1,398

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   INVESTING FOR DEFENSIVE PURPOSES

   During adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. (The Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund (each a "Money Fund" and, collectively, the "Money Funds") may invest 100% of their total assets in money market investments for any purpose.) Each of the Intermediate Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Board of Trustees of LEADER Mutual Funds (the "Trust"), without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), each non-Money Fund may invest a portion of its assets in one or more of the Money Funds for cash management purposes. Funds may also lend their portfolio securities, which may enhance total return but which also involves risk, including credit risk and counterparty risk.

   The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus included references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

     adjustable rate securities -- securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.

     American Depositary Receipts ("ADRs") -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

     asset-backed securities -- interests in pools created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets.

     collateralized mortgage obligations ("CMOs") -- bonds generally issued by a special purpose vehicle and collateralized by a pool of mortgages.

     mortgage-backed securities -- participations in organized pools of residential mortgages, the principal and interest payments on which are passed from the mortgage originators through intermediaries that pool and repackage them in the form of securities.

     payable-in-kind bonds -- bonds in which interest during the initial few years is typically paid in additional debentures rather than in cash.

   RISK/RETURN SUMMARY AND FUND EXPENSES


     private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

     repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

 A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

   FUND MANAGEMENT


   INVESTMENT ADVISOR

   Union Planters Investment Advisors, Inc. ("Union Planters Advisors" or the "Advisor"), One South Church Street, Suite 500, Belleville, Illinois 62220, serves as investment advisor to the LEADER Mutual Funds. Union Planters Advisors is a wholly-owned subsidiary of Union Planters Corporation, which is a bank holding company headquartered in Memphis, Tennessee with total assets of approximately $32 billion as of September 30, 2002.

   The Funds paid the following amounts for investment advisory services during the fiscal year ended August 31, 2002:

                                                                   AMOUNTS PAID*
                                                          ------------------------------
     Growth & Income Fund                                              0.65%
                                                          ------------------------------
     Balanced Fund                                                     0.57%
                                                          ------------------------------
     Tax-Exempt Bond Fund                                              0.00%
                                                          ------------------------------
     Intermediate Bond Fund                                            0.43%
                                                          ------------------------------
     Short Term Bond Fund                                              0.16%
                                                          ------------------------------
     Tax-Exempt Money Market Fund                                      0.05%
                                                          ------------------------------
     Money Market Fund                                                 0.25%
                                                          ------------------------------
     Treasury Money Market Fund                                        0.14%
                                                          ------------------------------

   * Percentages are expressed as percentages of average net assets during the fiscal year ended August 31, 2002. Absent expense limitations that were in place throughout this period, these amounts would have been 0.75%, 0.80%, 0.50%, 0.50%, 0.55%, 0.40%, 0.40% and 0.40% (as a percentage of average daily net assets) for the Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund, respectively.

   In addition, the Growth Equity Fund will pay Union Planters Advisors up to 0.75% (as a percentage of average daily net assets) for investment advisory services rendered to the Fund.

   PORTFOLIO MANAGERS

   Union Planters Advisors has several portfolio managers committed to the day-to-day management of the Funds. The table below identifies each Fund's portfolio manager(s).

FUND                                                      PORTFOLIO MANAGER(S)
----                                                      --------------------
Growth Equity Fund                                Gary J. Guthrie and Walter A. Hellwig
Growth & Income Fund                              Gary J. Guthrie and Walter A. Hellwig
Balanced Fund                                     Gary J. Guthrie and Lucy Kasson
Tax-Exempt Bond Fund                              Lucy Kasson and Chad A. Stafko
Intermediate Bond Fund                            Paul B. Anderson
Short Term Bond Fund                              Paul B. Anderson
Money Funds                                       Lucy Kasson and Chad A. Stafko

   FUND MANAGEMENT


   Gary J. Guthrie -- Mr. Guthrie is a graduate of Southern Illinois University and is currently Senior Vice President of Union Planters Advisors. He has served as portfolio manager of the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund since each Fund's inception in 2002, 1994 and 2001, respectively.

   Walter A. Hellwig -- Mr. Hellwig is currently Vice President of Union Planters Advisors. Mr. Hellwig has twenty-eight years experience in the financial services industry, and has been with Union Planters Advisors for four years. Previously, he was an investment manager for Federated Investors. He spent seven years as Director of Investment Research for Boatmen's Investment Services, a regional brokerage firm. Prior to this, Mr. Hellwig served as a research analyst for Boatmen's Trust for seven years. He spent ten years as Vice President of commercial loans for a Midwestern regional bank before entering investment management. Mr. Hellwig received a BSBA and an MBA from Washington University, St. Louis.

   Lucy Kasson -- Ms. Kasson joined the Union Planters organization in 1999 and is currently a Vice President of Union Planters Advisors. A graduate of DePaul University, she has managed the Tax-Exempt Bond Fund and each Money Fund since their inception. Ms. Kasson also manages the fixed-income component of the Balanced Fund. Prior to joining the Union Planters organization, Ms. Kasson was employed by Nuveen Advisory Corporation from 1976 until 1999, where she served as a portfolio manager from 1995 to 1999.

   Chad A. Stafko -- Mr. Stafko is an Investment Research Analyst for Union Planters Advisors. Prior to joining Union Planters Advisors in May 1999, Mr. Stafko worked for a Big Five accounting firm in which he worked in the Valuation Services division, valuing companies for mergers and acquisitions. Mr. Stafko holds an MBA from Southern Illinois University at Carbondale and a Bachelor of Science in Finance.

   Paul B. Anderson -- Mr. Anderson joined the Union Planters organization in May 1999 and is currently President and Chief Investment Officer of Union Planters Advisors. Previously, Mr. Anderson was with Goldman, Sachs & Co. in its Asset Management division. Mr. Anderson is a graduate of Vanderbilt University and received an MBA with a concentration in Finance from the University of Memphis.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

   The Statement of Additional Information has more detailed information about the Advisor and the Funds' other service providers.

   SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NET ASSET VALUE IS
   CALCULATED



   The price of Fund shares is
   based on the Fund's net
   asset value, or NAV, which
   is calculated by adding the
   total value of the Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities
   ---------------------------
        Number of Shares
           Outstanding

   ---------------------------
AVOID TAX WITHHOLDING
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

LEADER MONEY FUNDS
The net asset value, or NAV, of each Money Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and Treasury Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

LEADER GROWTH EQUITY FUND
LEADER GROWTH & INCOME FUND
LEADER BALANCED FUND
LEADER TAX-EXEMPT BOND FUND
LEADER INTERMEDIATE BOND FUND
LEADER SHORT TERM BOND FUND

The per share NAV for each Fund other than the Money Funds is determined, and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order (see "Purchasing and Selling Your Shares," "General Policies on Selling Shares" and "Exchanging Your Shares" below) is received and accepted by the Fund on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the LEADER

SHAREHOLDER INFORMATION


Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day. On a business day when the Exchange closes early due to a partial holiday or otherwise, the Advisor reserves the right to advance the times at which purchase orders must be received in order to be processed on that business day.

The Funds' (other than the Money Funds') securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Trust's Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

   SHAREHOLDER INFORMATION


   PURCHASING AND SELLING YOUR SHARES

   Institutional Shares of the LEADER Mutual Funds are available to investors through the Funds' Distributor or through certain banks or other financial institutions. If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's Distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-219-4182. The Fund reserves the right to refuse any order to buy shares.

   Investments in Institutional Shares of the Funds require a minimum investment of $1,000,000, which may be waived at the Advisor's or Distributor's discretion. If you purchase shares through a bank or other financial institution, these institutions may charge additional fees, require higher minimum investments or impose other limitations on buying and selling shares (such as an earlier cut-off time for purchase and sale requests). All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks or third party checks. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

   Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's Distributor and for crediting your account with the proceeds. The Fund may charge a wire transfer fee of up to $15 per wire, and your financial institution may charge an additional fee.

   You may sell your shares on any day the Exchange is open for regular trading (except, in the case of the Money Funds only, Columbus Day and Veterans'
   Day). Your sales price will be the NAV next determined after your sell order is received by the Funds, the Transfer Agent, or your investment representative. See "Pricing of Fund Shares" above. Normally you will receive your proceeds within a week after your request is received. See the section on "General Policies on Selling Shares" below.

   The Funds' Transfer Agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Funds for more information on signature guarantees.

   Special Note for Pre-9/1/00 Shareholders Only: Prior to the redesignation of Class A Shares as Institutional Shares on September 1, 2000, Class A Shares were subject to lower minimum initial investment requirements ranging from $100 to $250 and to minimum subsequent investment requirements ranging from $100 to $150. Shareholders of the Funds as of August 31, 2000 will continue to be eligible to buy Institutional Shares at these lower minimum investment levels, and may continue to participate in any Fund investment programs in which they were a participant as of August 31, 2000.

   If you purchased shares through a financial intermediary, please follow the instructions for purchases and sales set forth above. For all other shareholders, you may continue to purchase or redeem shares by wire by calling 1-800-219-4182 for instructions. You may also continue to purchase or redeem shares by mail, by writing to: LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754 (for

   SHAREHOLDER INFORMATION


   overnight mail: LEADER Mutual Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219). For additional purchases, please use the investment slip attached to your account statement, and indicate the fund name, amount invested, and your account name and number, and make your check, bank draft or money order payable to "LEADER Mutual Funds." Please include your account number on the check.

   -----------------------------------------------------------------------------

   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal wire.

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail at LEADER Mutual Funds c/o BISYS Fund Services Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219. The request should include the name of your Fund and account number, the amount you wish to redeem, the address where your check should be sent, and the signature(s) of the account owner(s).

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   DISTRIBUTION ARRANGEMENTS

   Institutional Shares are sold through the Distributor, and are available for purchase primarily by financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions acting on their own behalf or on behalf of their qualified accounts as well as by shareholders of LEADER Mutual Funds as of August 31, 2000.

   EXCHANGING YOUR SHARES

   You can exchange your Institutional Shares in one Fund for Institutional Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2754, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

     - The name and class of the Fund into which the exchange is being made

   See "General Policies on Selling Shares" above for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

   The exchange privilege may be modified or eliminated at any time with 60 days' notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If you purchase shares of a Fund by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

   DIVIDENDS AND DISTRIBUTIONS

   Each Fund pays dividends to its shareholders from the Fund's net investment income and distributes any net capital gains that have been realized. Income dividends, if any, on the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

   SHAREHOLDER INFORMATION


   TAXATION

   FEDERAL TAXES

   The Trust intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income (including net capital gain and tax-exempt interest income, if any). You may be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by a Fund as derived from net capital gains of a Fund will be taxable to you as such, regardless of how long you have held your shares, and may be taxable at different rates depending on the length of time the Fund holds its assets. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

   The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") intend to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Funds may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gains will be taxable federally and may also be subject to state or local taxation. Distributions designated by a Tax-Exempt Fund as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of a gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the Statement of Additional Information. You should consult your tax advisor to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, if shorter, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information with respect to the fiscal years ended August 31, 2001 and August 31, 2002 has been audited by KPMG LLP. The Trust's financial statements for the fiscal year ended August 31, 2002, together with the report of KPMG LLP, are incorporated by reference in the Trust's Statement of Additional Information, which is available upon request. The information with respect to the fiscal years ended prior to August 31, 2001 has been audited by PricewaterhouseCoopers LLP. Institutional Shares are the continuation of the Fund's single class of shares, Class A Shares, which existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000.

   LEADER GROWTH & INCOME FUND -- INSTITUTIONAL SHARES

                                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                          AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                             2002         2001         2000         1999         1998
    NET ASSET VALUE -- BEGINNING OF PERIOD                 $  25.55     $  34.97     $  30.37     $  23.46     $ 22.18
    --------------------------------------------------------------------------------------------------------------------
    INCOME/(LOSS) FROM INVESTMENT ACTIVITIES:
      Net investment income                                    0.22         0.27         0.32         0.30        0.23
      Net realized and unrealized gains/(losses) on
        investments                                           (4.38)       (8.52)        4.75         7.53        1.72
    --------------------------------------------------------------------------------------------------------------------
        Total income/(loss) from investment activities        (4.16)       (8.25)        5.07         7.83        1.95
    --------------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                   (0.22)       (0.29)       (0.32)       (0.27)      (0.25)
      Net realized gains                                         --        (0.88)       (0.15)       (0.65)      (0.42)
    --------------------------------------------------------------------------------------------------------------------
        Total dividends                                       (0.22)       (1.17)       (0.47)       (0.92)      (0.67)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                       $  21.17     $  25.55     $  34.97     $  30.37     $ 23.46
    --------------------------------------------------------------------------------------------------------------------
    Total Return                                             (16.38)%     (23.98)%      16.80%       33.73%       8.84%
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                $134,134     $162,881     $177,528     $145,919     $74,131
      Ratio of net expenses to average net assets              1.09%        1.00%        0.82%        0.87%       0.99%
      Ratio of net investment income to average net
        assets                                                 0.95%        0.94%        0.99%        1.05%       0.96%
      Ratio of expenses to average net assets without
        fee waivers(a)                                         1.50%        1.45%        1.32%        1.37%       1.49%
      Portfolio turnover rate(b)                                  4%           6%          17%           9%         26%

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER BALANCED FUND -- INSTITUTIONAL SHARES

                                                                     YEAR        FOR THE
                                                                    ENDED      PERIOD ENDED
                                                                  AUGUST 31,    AUGUST 31,
                                                                     2002         2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                         $  9.53       $ 10.00
    ---------------------------------------------------------------------------------------
    INCOME/(LOSS) FROM INVESTMENT ACTIVITIES:
      Net investment income                                           0.23          0.20
      Net realized and unrealized losses on investments              (0.43)        (0.53)
    ---------------------------------------------------------------------------------------
        Total loss from investment activities                        (0.20)        (0.33)
    ---------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                          (0.24)        (0.14)
    ---------------------------------------------------------------------------------------
        Total dividends                                              (0.24)        (0.14)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                               $  9.09       $  9.53
    ---------------------------------------------------------------------------------------
    Total Return                                                     (2.11)%       (3.35)%(a)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                        $43,096       $44,667
      Ratio of net expenses to average net assets                     1.28%         1.11%(b)
      Ratio of net investment income to average net assets            2.52%         3.03%(b)
      Ratio of expenses to average net assets without fee
        waivers(c)                                                    1.80%         1.70%(b)
      Portfolio turnover rate(d)                                         2%            8%

 *  From the commencement of operations on January 3, 2001 to August 31, 2001.

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT BOND FUND -- INSTITUTIONAL SHARES

                                                                     YEAR         YEAR        FOR THE
                                                                    ENDED        ENDED      PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2002         2001         2000*
    NET ASSET VALUE -- BEGINNING OF PERIOD                         $ 10.44      $ 10.07       $ 10.00
    ----------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                           0.42         0.45          0.05
      Net realized and unrealized gains on investments                0.10         0.43          0.07
    ----------------------------------------------------------------------------------------------------
        Total income from investment activities                       0.52         0.88          0.12
    ----------------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                          (0.42)       (0.45)        (0.05)
      Net realized gains                                             (0.10)       (0.06)           --
    ----------------------------------------------------------------------------------------------------
        Total dividends                                              (0.52)       (0.51)        (0.05)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                               $ 10.44      $ 10.44       $ 10.07
    ----------------------------------------------------------------------------------------------------
    Total Return                                                      5.29%        8.92%         1.16%(a)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                        $17,494      $21,369       $22,261
      Ratio of net expenses to average net assets                     0.82%        0.75%         0.87%(b)
      Ratio of net investment income to average net assets            4.14%        4.38%         4.26%(b)
      Ratio of expenses to average net assets without fee
        waivers(c)                                                    1.65%        1.51%         1.32%(b)
      Portfolio turnover rate(d)                                         0%          22%            9%

 *  From the commencement of operations on July 24, 2000 to August 31, 2000.

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER INTERMEDIATE BOND FUND -- INSTITUTIONAL SHARES

                                                            YEAR          YEAR         YEAR         YEAR         YEAR
                                                           ENDED         ENDED        ENDED        ENDED        ENDED
                                                         AUGUST 31,    AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                            2002          2001         2000         1999         1998
    NET ASSET VALUE -- BEGINNING OF PERIOD                $  12.79      $  11.97     $  12.04     $ 13.00      $ 12.61
    --------------------------------------------------------------------------------------------------------------------
    INCOME/(LOSS) FROM INVESTMENT ACTIVITIES:
      Net investment income                                   0.67          0.72         0.74        0.72         0.76
      Net realized and unrealized gains (losses)
        from investment transactions                          0.34          0.82        (0.07)      (0.96)        0.39
    --------------------------------------------------------------------------------------------------------------------
        Total income/(loss) from investment
          activities                                          1.01          1.54         0.67       (0.24)        1.15
    --------------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                  (0.67)        (0.72)       (0.74)      (0.72)       (0.76)
    --------------------------------------------------------------------------------------------------------------------
        Total dividends                                      (0.67)        (0.72)       (0.74)      (0.72)       (0.76)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                      $  13.13      $  12.79     $  11.97     $ 12.04      $ 13.00
    --------------------------------------------------------------------------------------------------------------------
    Total Return                                              8.17%        13.18%        5.86%      (1.97)%       9.33%
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)               $110,737      $126,615     $131,101     $80,607      $72,614
      Ratio of net expenses to average net assets             0.84%         0.82%        0.79%       0.82%        0.90%
      Ratio of net investment income to average net
        assets                                                5.26%         5.78%        6.28%       5.69%        5.92%
      Ratio of expenses to average net assets
        without fee waivers(a)                                1.21%         1.22%        1.14%       1.17%        1.25%
      Portfolio turnover rate(b)                                61%           20%          14%         16%          32%

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER SHORT TERM BOND FUND -- INSTITUTIONAL SHARES

                                                                       YEAR        FOR THE
                                                                      ENDED      PERIOD ENDED
                                                                    AUGUST 31,    AUGUST 31,
                                                                       2002         2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                           $ 10.12       $ 10.00
    -----------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.41          0.30
      Net realized and unrealized gains/(losses) on investments        (0.18)         0.12
    -----------------------------------------------------------------------------------------
        Total income from investment activities                         0.23          0.42
    -----------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.41)        (0.30)
    -----------------------------------------------------------------------------------------
      Net realized gains on investments                                   --(a)         --
    -----------------------------------------------------------------------------------------
      Total dividends                                                  (0.41)        (0.30)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                 $  9.94       $ 10.12
    -----------------------------------------------------------------------------------------
    Total Return                                                        2.30%         4.26%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                          $28,151       $17,890
      Ratio of net expenses to average net assets                       0.98%         0.96%(c)
      Ratio of net investment income to average net assets              4.05%         4.50%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.67%         1.83%(c)
      Portfolio turnover rate(e)                                          20%           22%

 * From the commencement of operations on January 5, 2001 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                                       YEAR        FOR THE
                                                                      ENDED      PERIOD ENDED
                                                                    AUGUST 31,    AUGUST 31,
                                                                       2002         2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                           $  1.00       $  1.00
    -----------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.01          0.03
    -----------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on investments           --(a)         --(a)
    -----------------------------------------------------------------------------------------
        Total income from investment activities                         0.01          0.03
    -----------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.01)        (0.03)
    -----------------------------------------------------------------------------------------
        Total dividends                                                (0.01)        (0.03)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                 $  1.00       $  1.00
    --------------------------------------------------------------------------
    Total Return                                                        1.00%         2.97%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                          $23,939       $27,762
      Ratio of net expenses to average net assets                       0.76%         0.65%(c)
      Ratio of net investment income to average net assets              1.02%         2.91%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.40%         1.23%(c)

 * From the commencement of operations on September 6, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                                     YEAR         YEAR         YEAR         FOR THE
                                                                    ENDED        ENDED        ENDED      PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2002         2001         2000          1999*
    NET ASSET VALUE -- BEGINNING OF PERIOD                         $   1.00     $   1.00     $   1.00      $   1.00
    ------------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                            0.02         0.05         0.06          0.01
    ------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on
        investments                                                      --(a)        --(a)        --(a)         --(a)
    ------------------------------------------------------------------------------------------------------------------
        Total income from investment activities                        0.02         0.05         0.06          0.01
    ------------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                           (0.02)       (0.05)       (0.06)        (0.01)
    ------------------------------------------------------------------------------------------------------------------
        Total dividends                                               (0.02)       (0.05)       (0.06)        (0.01)
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                               $   1.00     $   1.00     $   1.00      $   1.00
    ------------------------------------------------------------------------------------------------------------------
    Total Return                                                       1.75%        5.14%        5.60%         0.67%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                        $178,515     $302,900     $276,186      $166,335
      Ratio of net expenses to average net assets                      0.61%        0.54%        0.51%         0.51%(c)
      Ratio of net investment income to average net assets             1.81%        5.05%        5.50%         4.35%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                     1.04%        0.99%        1.02%         1.02%(c)

 *  From the commencement of operations on July 7, 1999 to August 31, 1999.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TREASURY MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                                       YEAR         YEAR
                                                                      ENDED        ENDED
                                                                    AUGUST 31,   AUGUST 31,
                                                                       2002        2001*
    NET ASSET VALUE -- BEGINNING OF PERIOD                           $  1.00      $  1.00
    ---------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT ACTIVITIES:
      Net investment income                                             0.02         0.05
    ---------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on investments           --(a)        --(a)
    ---------------------------------------------------------------------------------------
        Total income from investment activities                         0.02         0.05
    ---------------------------------------------------------------------------------------
    LESS DIVIDENDS:
      Net investment income                                            (0.02)       (0.05)
    ---------------------------------------------------------------------------------------
        Total dividends                                                (0.02)       (0.05)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                 $  1.00      $  1.00
    ---------------------------------------------------------------------------------------
    Total Return                                                        1.71%        4.88%(b)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                          $53,412      $99,236
      Ratio of net expenses to average net assets                       0.60%        0.58%(c)
      Ratio of net investment income to average net assets              1.75%        4.60%(c)
      Ratio of expenses to average net assets without fee
        waivers(d)                                                      1.15%        1.14%(c)

 * From the commencement of operations on September 6, 2000 to August 31, 2001.

(a) Amount less than $0.005.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

The following additional information regarding LEADER Mutual Funds is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds, or by contacting the Funds directly at:

                            LEADER MUTUAL FUNDS

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2754

                            TELEPHONE: 1-800-219-4182

                            http://www.leadermutualfunds.com

You can review information about the Funds, including the SAI, at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Funds:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the EDGAR Database on the SEC's Website at http://www.sec.gov.

  INVESTMENT ADVISOR                    ADMINISTRATOR & DISTRIBUTOR           TRANSFER AND DIVIDEND
  Union Planters Investment Advisors,   BISYS Fund Services, Limited          PAYING AGENT
  Inc.                                  Partnership                           BISYS Fund Services, Inc.
  One South Church Street               3435 Stelzer Road                     3435 Stelzer Road
  Suite 500                             Columbus, Ohio 43219                  Columbus, Ohio 43219
  Belleville, Illinois 62220

  CUSTODIAN                             INDEPENDENT ACCOUNTANTS               LEGAL COUNSEL
  Union Planters Bank,                  KPMG LLP                              Ropes & Gray
  National Association                  191 W. Nationwide Blvd.               One International Place
  One South Church Street               Suite 500                             Boston, Massachusetts 02110
  Suite 500                             Columbus, Ohio 43215
  Belleville, Illinois 62220

Investment Company Act file no. 811-8494

                               LEADER MUTUAL FUNDS

                            LEADER GROWTH EQUITY FUND
                           LEADER GROWTH & INCOME FUND
                              LEADER BALANCED FUND
                           LEADER TAX-EXEMPT BOND FUND
                          LEADER INTERMEDIATE BOND FUND
                           LEADER SHORT TERM BOND FUND
                       LEADER TAX-EXEMPT MONEY MARKET FUND
                            LEADER MONEY MARKET FUND
                        LEADER TREASURY MONEY MARKET FUND
                   (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION

                                INVESTOR A SHARES
                                INVESTOR B SHARES
                                  SWEEP SHARES

                                 JANUARY 1, 2003

         This Statement of Additional Information (the "Statement of Additional Information" or the "Statement") is not a prospectus. This Statement of Additional Information relates to the Prospectus of LEADER Mutual Funds (the "Trust") for Investor A Shares and Investor B Shares dated January 1, 2003 (the "Investor Shares Prospectus"), and the Prospectus of the Trust for Sweep Shares of LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund and LEADER Treasury Money Market Fund dated January 1, 2003 (the "Sweep Share Prospectus" and, together with the Investor Shares Prospectus, the "Prospectuses"), and should be read in conjunction therewith. The contents of the Prospectuses are hereby incorporated by reference into this Statement of Additional Information. A copy of each Prospectus may be obtained free of charge by writing to LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754, or by calling (800) 219-4182.

         The Trust's audited financial statements for the fiscal year ended August 31, 2002 included in the Trust's Annual Report are hereby incorporated by reference into this Statement of Additional Information. Copies of the Trust's Annual Report are available without charge upon request from LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES........................................................................    1
INVESTMENT RESTRICTIONS...................................................................................    6
ADDITIONAL INFORMATION REGARDING FUND
  INVESTMENTS AND RELATED RISKS...........................................................................   12
MANAGEMENT OF THE TRUST...................................................................................   25
INVESTMENT ADVISORY AND OTHER SERVICES....................................................................   30
PORTFOLIO TRANSACTIONS AND BROKERAGE......................................................................   39
DESCRIPTION OF THE TRUST..................................................................................   41
NET ASSET VALUE AND PUBLIC OFFERING PRICE.................................................................   48
SHAREHOLDER SERVICES......................................................................................   50
REDEMPTIONS...............................................................................................   51
INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS..............................................   53
PERFORMANCE INFORMATION...................................................................................   58
APPENDIX A - DESCRIPTION OF CERTAIN FUND INVESTMENTS......................................................  A-1
APPENDIX B - DESCRIPTION OF BOND RATINGS..................................................................  B-1

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of each Fund of LEADER Mutual Funds are summarized in the Trust's Prospectuses. The investment policies set forth in the Prospectuses and in this Statement of Additional Information may be changed by the Board of Trustees of the Trust (the "Board of Trustees"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectuses and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental.

         There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectuses and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectuses or this Statement of Additional Information. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

Growth Equity Fund

         As described in the Investor Shares Prospectus, the investment objective of the Growth Equity Fund is to seek capital appreciation. The Fund invests primarily in common stocks of companies that Union Planters Investment Advisors, Inc. ("Union Planters Advisors") believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest a portion of its assets in securities of foreign issuers traded in the U.S. securities markets, which may subject it to special risks. The Fund may enter into repurchase agreements and lend its portfolio securities, and may engage in options transactions for hedging purposes.

Growth & Income Fund

         As described in the Investor Shares Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings and/or current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

         In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities (as defined below in the Section entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - U.S. Government Securities"), high grade bonds and notes of non-governmental issuers and other fixed-income securities generally suitable for investment by the Intermediate Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Balanced Fund

         As described in the Investor Shares Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that Union Planters Advisors believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed-income securities or money market instruments more or less attractive.

         The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

         The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("Standard & Poor's") or Fitch Ratings ("Fitch")) or unrated issues deemed by Union Planters Advisors to be of comparable quality.

         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may make any of the types of investments which either the Growth & Income Fund (as described above) or the Intermediate Bond Fund (as described below) may make.

Tax-Exempt Bond Fund

         As noted in the Investor Shares Prospectus, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income exempt from federal income taxation, including municipal bonds, notes and commercial paper issued by states and other local government that are exempt from federal taxes, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which Union Planters Advisors deems to include all debt securities for this purpose. For additional information on the Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS-Tax-Exempt Securities."

         The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described below with respect to the Intermediate Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

Intermediate Bond Fund

         As described in the Investor Shares Prospectus, the investment objective of the Intermediate Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of high grade bonds and notes of non-governmental issuers and U.S. Government Securities. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings) in "bonds," which Union Planters Advisors deems to include all debt securities for this purpose.

         The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless Union Planters Advisors believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("GNMA") or the Federal National Mortgage Association ("FNMA"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless Union Planters Advisors believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

         The securities in which the Fund invests include, but are not limited to:

    - corporate debt obligations having floating or fixed rates of interest and rated in one of the four highest categories by an NRSRO (that is, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of Union Planters Advisors;

    - asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

    - obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

    -    mortgage-backed securities;

    -    collateralized mortgage obligations; and

    -    repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         The Fund may also engage in options transactions for hedging purposes.

Short Term Bond Fund

         As described in the Investor Shares Prospectus, the Short Term Bond Fund seeks to provide a high level of current income consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by Union Planters Advisors to be of comparable quality). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities, as well as any other securities in which the Intermediate Bond Fund may invest (as described above). The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund (each a "Money Fund" and, together, the "Money Funds")

         Each Money Fund will invest only in securities that Union Planters Advisors, acting under guidelines established by the Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS-Tax-Exempt Securities."

         As described in the Prospectuses, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Union Planters Advisors believes the risks are minimal.

         Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio.

         As described in the Prospectuses, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

         The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

         After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, any such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses.

                             INVESTMENT RESTRICTIONS

         In addition to its investment objectives and policies set forth in the Prospectuses, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval (see page 1 of this Statement).

         Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectuses will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         Each Fund is a "diversified" fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act"). This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

Investment Restrictions - Non-Money Funds

         Each Non-Money Fund will not:

         FUNDAMENTAL POLICIES:

         (1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

         (3) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

         (4) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

         (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

         (6) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

         (7) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         (8) With respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

         NON-FUNDAMENTAL POLICIES:

         (1) Invest in companies for the purpose of exercising control or management.

         (2) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

         (3) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

         (4) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

         (5) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.) This policy does not limit the ability of the Non-Money Funds to invest in the Money Funds consistent with the terms of the Trust's SEC exemptive order. See "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS-Investments in Other Investment Companies" herein.

         (6) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction
(5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

         (7) Purchase or retain securities of an issuer if officers and Trustees of the Trust and officers and directors of its investment advisor who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

         (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Union Planters Advisors or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

         (9) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

         (10) Write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

         (11) With respect to each of the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

         (12) With respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

         Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies
(11) and (12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

         Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

         Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction
(6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds

         Each Money Fund will not:

         FUNDAMENTAL POLICIES:

         (1) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

         (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

         (3) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

         (4) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

         (5) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

         (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

         (7) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         (8) With respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

         NON-FUNDAMENTAL POLICIES:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

         (2) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

         (3) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

         (4) Make investments for the purpose of exercising control or management.

         (5) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

         (6) Write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

         (7) With respect to the Treasury Money Market Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed as to interest or principal by the U.S. Treasury.

         Any notice required to be delivered to shareholders of the Treasury Money Market Fund for the purpose of announcing an intended change in non-fundamental policy (7) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

         A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

   As described in the Prospectuses, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the GNMA, the FHLMC, the FNMA, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

    - U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

    - U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

    - "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

    - "Fannie Maes" - The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

    - "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

         As described in the Prospectuses, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

         As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

         Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

         In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

         The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

         When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Trust expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Trust does not expect to assign any value to stand-by commitments.

         The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market

Fund, Rule 2a-7 under the 1940 Act), but Union Planters Advisors will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

WHEN ISSUED SECURITIES

         Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

         The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

         Union Planters Advisors will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Union Planters Advisors to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

         The Balanced Fund, the Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the

Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

         Each Fund may engage in options transactions for hedging purposes.

         An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

         If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

         The successful use of options depends in part on the ability of Union Planters Advisors to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

         The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

         A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

         Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and Union Planters Advisors expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

         Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

         When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

         Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

         The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

         Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "ADDITIONAL INFORMATION REGARDING FUND

INVESTMENTS AND RELATED RISKS-Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

         Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

         Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

         The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

         A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

         Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, Union Planters Advisors and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

         Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

         Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

         The successful use of transactions in futures and related options also depends on the ability of Union Planters Advisors to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

         The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

         Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

         CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

- collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

- collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

- securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

         No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

         A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

         Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as GNMA, FNMA or FHLMC.

         The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Union Planters Advisors and the Fund's other expenses.

         Pursuant to the terms of an exemptive order received by the Trust from the SEC, each of the Non-Money Funds may purchase and redeem shares of the Money Funds. Any such investments will result in Union Planters Advisors receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

PORTFOLIO TURNOVER

         Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. As a result of a Fund's investment policies, a Fund's portfolio turnover rate may change from year to year due to a variety of factors, including general market conditions, and may be higher than that of other mutual funds. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne by the Funds, thereby decreasing the Funds' total return. High turnover rates may also result in a higher level of taxable capital gains.

                             MANAGEMENT OF THE TRUST

           Under the Declaration of Trust (as defined below) and Massachusetts law, the Board of Trustees has ultimate responsibility for the management of the Funds. Under the relevant agreements, the Trustees supervise the performance of the Funds' advisor, custodian and other service-providers.

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

                                             TERM OF OFFICE(2)        PRINCIPAL            NUMBER OF
                            POSITION(S)         AND LENGTH        OCCUPATIONS DURING     PORTFOLIOS IN           OTHER
                             WITH THE            OF TIME            THE PAST FIVE        FUND COMPLEX         DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST(1)           SERVED                YEARS               OVERSEEN               HELD
----------------------     -------------   -------------------  --------------------   ---------------    ------------------------
Interested Trustees(3)

Brad L. Badgley(4) (50)      Trustee         10/97 - present     Attorney, Brad L.               9            Bank Star One (1995
c/o Brad L. Badgley, P.C.                                        Badgley, P.C.;                               to present)
26 Public Square                                                 Director, Magna
Belleville, Illinois 62220                                       Trust Company (an
                                                                 affiliate of Magna
                                                                 Bank, N.A., which
                                                                 merged into Union
                                                                 Planters Bank,
                                                                 National Association
                                                                 ("Union Planters
                                                                 Bank") in 1998)
                                                                 (until 1997)

Alan W. Kennebeck(5) (56)    Trustee         12/01 - present     Senior Executive                9                   None
c/o Union Planters                                               Vice President,
Corporation                                                      Union Planters
6200 Poplar Avenue                                               Corporation (since
Memphis, TN 38119                                                February 2000);
                                                                 Chairman, Union
                                                                 Planters Advisors
                                                                 (since May 2001);
                                                                 President, Amcore
                                                                 Financial (1995 -
                                                                 2000)

Non-Interested Trustees(3)

Harry R. Maier(6) (56)       Trustee;        12/95 - present     President, Memorial             9                   None
c/o Memorial Hospital        Member of                           Hospital,
4500 Memorial Drive          Audit                               Belleville, Illinois
Belleville, IL 62226         Committee,                          (since 1977); Chief
                             Nominating                          Executive Officer of
                             Committee and                       various affiliates
                             Valuation                           of Memorial Hospital
                             Committee                           (since 1987)(7)

Neil Seitz (59)              Trustee;        4/96 - present      Professor, School of            9                   None
c/o School of Business       Member                              Business, Saint
Saint Louis University       of Audit                            Louis University
3674 Lindell Blvd.           Committee,                          (since 1975);
St. Louis, MO 63108          Nominating                          Dean, School of
                             Committee and                       Business, Saint
                             Valuation                           Louis University
                             Committee                           (1993 - 2002)

----------------------------

(1) Previous positions of officers of the Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

(2) All Trustees serve until retirement, resignation or removal from the Board of Trustees. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

(3) As used in this Statement of Additional Information, the term "Interested Trustee" refers to those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, and the term "Non-Interested Trustees" refers to those Trustees who are not "interested persons" of the Trust.

(4) Mr. Badgley is an "interested person" of the Trust by reason of owning shares of Union Planters Corporation, the ultimate parent company of Union Planters Advisors.

(5) Mr. Kennebeck is an "interested person" of the Trust by reason of his positions with Union Planters Corporation and Union Planters Advisors.

(6) Two of Mr. Maier's dependent children were part-time employees of Union Planters Bank, an affiliate of Union Planters Advisors, through September 2001 and December 2001, respectively.

(7) Union Planters Advisors manages investment assets for Memorial Hospital and its affiliates.

                                                TERM OF OFFICE(2)        PRINCIPAL            NUMBER OF
                              POSITION(S)         AND LENGTH         OCCUPATIONS DURING     PORTFOLIOS IN           OTHER
                               WITH THE            OF TIME             THE PAST FIVE         FUND COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST(1)            SERVED                  YEARS               OVERSEEN              HELD
----------------------       -------------    --------------------  --------------------   ---------------    -----------------
Eugene K. Cashman, Jr. (61)    Trustee;          12/01 - present    President and Chief             9                   None
c/o LHS, Inc.                  Member                               Executive Officer,
1000 Ridgeway Loop Road        of Audit                             Le Bonheur Health
Ste. 310                       Committee,                           Systems, Inc. (since
Memphis, TN 38120              Nominating                           1983); President of
                               Committee and                        various affiliates
                               Valuation                            of Le Bonheur Health
                               Committee                            Systems, Inc. (since
                                                                    1983) Officers of the
                                                                    Trust

Walter B. Grimm (57)           President         1/97 - present     Senior Vice                    N/A                   N/A
c/o BISYS Fund Services                                             President, BISYS
3435 Stelzer Road                                                   Fund Services, Inc.
Columbus, Ohio 43219                                                ("BISYS Fund
                                                                    Services") (since
                                                                    1992)

Charles L. Booth (42)          Vice President    10/97 - present    Senior Vice                    N/A                   N/A
c/o BISYS Fund Services                                             President, BISYS
3435 Stelzer Road                                                   Fund Services (since
Columbus, Ohio 43219                                                1988)

R. Jeffrey Young (38)          Secretary and     7/00 - present     Senior Vice                    N/A                   N/A
c/o BISYS Fund Services        Treasurer         (Secretary);       President, BISYS
3435 Stelzer Road                                4/02 - present     Fund Services (since
Columbus, Ohio 43219                             (Treasurer)        1993)

Alaina V. Metz (35)            Assistant         10/97 - present    Chief Administrator,           N/A                   N/A
c/o BISYS Fund Services        Secretary                            Administration
3435 Stelzer Road                                                   Services, BISYS Fund
Columbus, Ohio 43219                                                Services (since 1995)

Timothy S. Engelbrecht (46)    AML Compliance    7/02 - present     Senior Vice                    N/A                   N/A
c/o Union Planters Trust &     Officer                              President, Union
Investments                                                         Planters Advisors
8182 Maryland Ave.                                                  (since 2000); Senior
St. Louis, MO 63105                                                 Vice President,
                                                                    Mercantile
                                                                    Investment Services,
                                                                    Inc.(1980 - 2000)

         The Board of Trustees has three standing committees - the Audit Committee, the Nominating Committee and the Valuation Committee. Each committee currently consists of Messrs. Cashman, Maier and Seitz. Below is a brief description of each of these committees.

         The Audit Committee consists of only Trustees who are not "interested persons" of the Trust. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust's financial statements and the independent audit thereof. The Audit Committee also recommends the selection, retention or termination of the Trust's independent auditors to the full Board of Trustees and acts as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met two times during the fiscal year ended August 31, 2002.

         The Nominating Committee consists of only Trustees who are not "interested persons" of the Trust. The Nominating Committee nominates any new Non-Interested Trustee and determines the level and manner of compensation of the Non-Interested Trustees of the Trust. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a Fund, provided the shareholders' recommendations comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934 (the "1934 Act"). The

Nominating Committee was created in July 2001, and did not meet during the fiscal year ended August 31, 2002.

         The Valuation Committee is responsible for determining the fair value of the Trust's securities and other assets under certain circumstances in accordance with the Trust's valuation procedures. At least one member of the Valuation Committee must be a Non-Interested Trustee. The Valuation Committee was created in October 2001, and did not meet during the fiscal year ended August 31, 2002.

         The Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $1,000 for each meeting of the Trustees he attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2002 to the persons who served as Trustees during all or any portion of such fiscal year:

                               COMPENSATION TABLE

                                                                           TAX
                                                                          EXEMPT            TREASURY                      TOTAL
                          GROWTH   GROWTH &                                MONEY   MONEY      MONEY       TOTAL        COMPENSATION
                          EQUITY    INCOME    TAX-EXEMPT   INTERMEDIATE   MARKET   MARKET    MARKET    COMPENSATION      FROM FUND
        PERSON             FUND*     FUND     BOND FUND     BOND FUND      FUND     FUND      FUND     FROM TRUST**      COMPLEX**
-----------------------   ------   --------   ----------   ------------   ------   -------   -------   -------------   ------------
Non-Interested Trustees

Robert R. Archibald***      None     $  516      $ 64         $  371       $ 95    $1,210      $312        $4,500          $4,500
Harry R. Maier              None     $1,383      $157         $  984       $254    $3,359      $779        $7,500          $7,500
Robert E. Saur***           None     $  499      $ 63         $  370       $ 94    $1,206      $333        $4,500          $4,500
Neil Seitz                  None     $1,474      $168         $1,051       $271    $3,578      $840        $8,000          $8,000

Interested Trustees

Brad L. Badgley             None     $1,383      $157         $  984       $254    $3,359      $779        $7,500          $7,500
Alan W. Kennebeck           None       None      None           None       None      None      None          None            None

*      The Growth Equity Fund did not commence operations until December 2002.

**     No compensation has been deferred by the Trustees.

*** Messrs. Archibald and Saur served as Trustees of the Trust until December 2001, at which time they decided not to stand for re-election.

The table below sets forth the dollar range of Fund shares held by each Trustee as of December 31, 2001.

                                                                             Aggregate Dollar
                                                        Dollar Range of       Range of Trust
   Name of Trustee                  Fund                  Fund Shares            Shares
   ---------------                  ----                  -----------            ------
Interested Trustees:

Brad L. Badgley              Growth & Income Fund       $50,001-$100,000     $50,001-$100,000

                             Intermediate Bond Fund     $ 10,001-$50,000     $50,001-$100,000

Alan W. Kennebeck            Growth & Income Fund       $      1-$10,000     $      1-$10,000

Non-Interested Trustees:

Harry R. Maier               Growth & Income Fund       $ 10,001-$50,000     $50,001-$100,000

                             Intermediate Bond Fund     $ 10,001-$50,000     $50,001-$100,000

                             Money Market Fund          $50,001-$100,000     $50,001-$100,000

Neil Seitz                   Growth & Income Fund       $ 10,001-$50,000     $ 10,001-$50,000

Eugene K. Cashman, Jr.       None                       None                 None

         Each of the Trust, Union Planters Advisors, BISYS Fund Services, and BISYS Fund Services, Limited Partnership ("BISYS, L.P." or the "Distributor"), the Trust's distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code of Ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         Lewis Laughlin, Chairman Emeritus of Union Planters Advisors, has served on the Board of Directors of Memorial Foundation, Inc. and Southwest Illinois Health Ventures, Inc. since 1985. Mr. Maier is President of Memorial Hospital and is Chief Executive Officer of various affiliates of Memorial Hospital, including Memorial Foundation, Inc., Memorial Group, Inc. and Southwest Illinois Health Ventures, Inc.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), Union Planters Advisors provides investment advice for, and supervises the investment programs of, the Funds. Union Planters Advisors, located at One South Church Street, Suite 500, Belleville, Illinois 62220, is a wholly-owned subsidiary of Union Planters Corporation, a bank holding company incorporated in Tennessee. Union Planters Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $32 billion as of September 30, 2002. Through their offices in several states, Union Planters Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

         Prior to May 7, 2001, Union Planters Bank served as investment advisor to each of the Funds. On May 7, 2001, Union Planters Advisors assumed the duties of Union Planters Bank under each of the Advisory Agreements. Union Planters Bank and Union Planters Advisors are both subsidiaries of Union Planters Corporation. All of the same portfolio managers that provided services to the Funds through Union Planters Bank immediately prior to Union Planters Advisors' assumption of investment advisory duties continued to provide the same service to the Funds through Union Planters Advisors.

         Each of the Funds pays Union Planters Advisors an annual investment advisory fee based on a percentage of the Fund's average daily net assets. The amounts of each Fund's fees, and any voluntary waivers by the Advisor with respect thereto, are set forth in the Prospectuses, as may be amended from time to time.

         Each Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Union Planters Advisors upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by Union Planters Advisors to eliminate all reference to the word "LEADER" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Union Planters Advisors.

         Each Advisory Agreement provides that Union Planters Advisors shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Union Planters Advisors and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining Union Planters Advisors as advisor for the Funds outweighs the disadvantages, if any, which might result from these practices.

         During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters Advisors (including all amounts paid by the Fund to Union Planters Bank prior to the date on which Union Planters Advisors assumed the investment advisory duties of Union Planters
Bank), pursuant to the relevant Advisory Agreement:

                                  FISCAL YEAR    GROSS (BEFORE                  NET (AFTER
                                     ENDED         VOLUNTARY                    VOLUNTARY
    FUND                           AUGUST 31       REDUCTION)      REDUCTION    REDUCTION)
    ----                           ---------       ----------      ---------    ----------
Growth & Income Fund                  2000         $1,216,860      $405,620    $  811,240

                                      2001         $1,234,375      $246,013    $  988,362

                                      2002         $1,178,523      $157,135    $1,021,388

Balanced Fund                         2001         $  241,651      $ 60,413    $  181,238

                                      2002         $  357,167      $100,696    $  256,471

Tax-Exempt Bond Fund                  2000         $   11,613      $  4,645    $    6,968

                                      2001         $  103,164      $ 94,661    $    8,503

                                      2002         $   90,179      $ 90,179    $        0

Intermediate Bond Fund                2000         $  418,206      $ 83,640    $  334,566

                                      2001         $  595,276      $119,054    $  476,222

                                      2002         $  572,706      $ 77,488    $  495,218

Short Term Bond Fund                  2001         $   47,221      $ 38,635    $    8,586

                                      2002         $  143,821      $101,699    $   42,122

Tax-Exempt Money Market Fund          2001         $  110,306      $ 82,730    $   27,576

                                      2002         $  119,091      $103,441    $   15,650

Money Market Fund                     2000         $  743,725      $427,642    $  316,083

                                      2001         $1,331,662      $545,347    $  786,315

                                      2002         $1,495,350      $547,193    $  948,157

Treasury Money Market Fund            2001         $  340,380      $241,880    $   98,500

                                      2002         $  331,116      $216,272    $  114,844

BOARD APPROVAL OF EXISTING ADVISORY AGREEMENTS

         The Board of Trustees, including the Non-Interested Trustees, considers matters bearing on each Fund's Advisory Agreement at most of its meetings throughout the year. In connection with their meetings, the Trustees receive materials specifically relating to the existing Advisory Agreements. These materials generally include (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices;
(ii) sales and redemption data in respect of the Funds; and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Non-Interested Trustees, also considers periodically other material facts such as (a) the Advisor's results and financial condition; (b) each Fund's investment objective and strategies and the size, education and experience of the Advisor's investment staff and their use of technology and external research; (c) arrangements in respect of the distribution of the Funds' shares; (d) the procedures employed to value the Funds' assets; (e) the allocation of the Funds' brokerage, if any, including the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, and the allocation of brokerage to firms that sell Fund shares; (f) the Advisor's management of the relationship with the Funds' custodian and other service providers; (g) the resources devoted to and the record of compliance with the Funds' investment policies and restrictions and with policies on personal securities transactions; and (h) when applicable, the contractual fee waivers and expense reimbursements agreed to by the Advisor.

         In considering the Advisory Agreements, the Board of Trustees, including the Non-Interested Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Non-Interested Trustees, in connection with its approval of the Advisory Agreements included the following:

    - Benefits to Shareholders. The Board of Trustees, including the Non-Interested Trustees, considered the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment strategies.

    - Investment Compliance and Performance. The Board of Trustees, including the Non-Interested Trustees, considered whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. The Board also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

    -    Fund Expenses and Other Benefits to the Advisor. The Board of
         Trustees, including the Non-Interested Trustees, considered each Fund's expense ratio and expense ratios of a peer group of funds. The Board also considered the contractual expense limitations and the financial impact on the Advisor relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Advisor and information compiled by an independent data service. For these purpose, the Trustees took into account not only the fees paid by the Funds, but also so-called "fallout benefits" to the Advisor, such as the engagement of affiliates of the Advisor to provide services to the Funds (including the Funds' retention of Union Planters Bank as custodian) and the benefits of research made available to the Advisor by reason of brokerage commissions generated by the Funds' securities transactions. In evaluating each Fund's advisory fees, the Board also took into account the demands, complexity and quality of the investment management of the Fund.

    - Profitability. The Board of Trustees, including the Non-Interested Trustees, considered the level of profits realized by the Advisor in connection with the operation of the Funds.

    - Economies of Scale. The Board of Trustees, including the Non-Interested Trustees, considered whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale.

    - Personnel and Other Attributes of the Advisor. The Board of Trustees, including the Non-Interested Trustees, evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to perform the Advisor's duties under the Advisory Agreements. The Board also considered the business reputation of the Advisor, its financial resources, its professional liability insurance coverage and its management of the other service providers, and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the Advisor Agreements.

         Based on their evaluation of all factors that they deemed to be material, the Trustees, including the Non-Interested Trustees, concluded that the existing advisory fee structures are fair and reasonable, given the scope and quality of the services rendered by the Advisor.

ADMINISTRATOR

         BISYS, L.P., 3435 Stelzer Road, Columbus, Ohio 43219, under an agreement with the Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets.

         For the fiscal year ended August 31, 2002 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $314,276; the Balanced Fund - $89,293; the Tax-Exempt Bond Fund - $30,914 (which is $5,158 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $229,085; the Short Term Bond Fund - $52,299; the Tax-Exempt Money Market Fund - $46,315 (which is $13,231 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); the Money Market Fund - $623,707 (which is $123,975 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); and the Treasury Money Market Fund - $129,030 (which is $36,530 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets). For the fiscal year ended August 31, 2001, pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $329,168; the Balanced Fund - $60,413; the Tax-Exempt Bond Fund - $41,266; the Intermediate Bond Fund - $238,111; the Short Term Bond Fund - $17,171; the Tax-Exempt Money Market Fund - $46,880 (which is $8,273 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Money Market Fund - $565,961 (which is $99,873 less than the maximum administration fees the Fund would have paid absent BISYS,

L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); and the Treasury Money Market Fund - $144,663 (which is $25,528 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2000, pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $324,497; the Intermediate Bond Fund - $167,284; the Tax-Exempt Bond Fund - $4,645; and the Money Market Fund - $316,112 (which is $55,779 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets).

ADMINISTRATIVE SERVICES PLANS (INVESTOR B SHARES AND SWEEP SHARES ONLY)

         Investor B Shares of each Fund adopted an Administrative Service Plan (the "Investor B Service Plan"), effective as of October 1, 2002, as referenced in the Investor Shares Prospectus. Sweep Shares of each Fund adopted an Administrative Services Plan (the "Sweep Service Plan", and together with the Investor B Service Plan, the "Service Plans"), effective as of September 1, 2000, as referenced in the Sweep Share Prospectus. This Statement contains additional information that may be of interest to investors.

         Continuance of each Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plans must be approved by the Trustees and the Non-Interested Trustees. The Service Plans may be amended to increase or otherwise change the costs Investor B Shares and Sweep Shares bear for services covered by the Service Plans without shareholder vote. The Service Plans may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plans for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

DISTRIBUTION ARRANGEMENTS AND DISTRIBUTION AND SERVICE (RULE 12b-1) PLAN (INVESTOR A SHARES AND INVESTOR B SHARES ONLY)

         Investor A Shares and Investor B Shares of each Fund have each adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan"), as described in the Investor Shares Prospectus. This Statement contains additional information that may be of interest to investors.

         Continuance of each Rule 12b-1 Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds and who have no direct or indirect interest in the Rule 12b-1 Plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Rule 12b-1 Plan must be likewise approved by the Trustees and the Qualified Trustees. A Rule 12b-1 Plan may not be amended in order to increase materially the costs which Investor A Shares or Investor B Shares of the Funds may bear for distribution and service pursuant to such plan without also being approved by a majority of the outstanding voting securities of the Investor A Shares or Investor B Shares, respectively, of such Fund. Each Rule 12b-1 Plan automatically terminates in the event of its assignment and may be terminated without penalty, at any time, by a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Investor A Shares of the relevant Fund (with respect to such class of shares) or by the vote of a majority of the outstanding voting securities of the Investor B Shares of the relevant Fund (with respect to such class of shares).

         Rule 12b-1 fees are payable to BISYS, L.P., as distributor, for services rendered and expenses borne by the Distributor in connection with the distribution of Investor A Shares and Investor B Shares, in connection with the personal service rendered to holders of Investor A Shares and Investor B Shares or in connection with the maintenance of accounts of holders of Investor A Shares and Investor B Shares. These fees are payable by the Fund to the Distributor regardless of actual expenses incurred. Benefits to the Funds and their shareholders resulting from the Rule 12b-1 Plans are believed to include
(i) enhanced shareholder service, (ii) asset retention, (iii) enhanced bargaining position with third party service-providers and economies of scale arising from having higher asset levels and (iv) portfolio management opportunities arising from having enhanced positive cash flow.

The following table shows the amounts of Rule 12b-1 fees paid by Investor A Shares of each Fund during the fiscal year ended August 31, 2002:

                                                                 Rule 12b-1 fees paid
                                                               during fiscal year ended
                            Fund                                   August 31, 2002
                            ----                                   ---------------
Growth & Income Fund                                                   $  9,638
Balanced Fund                                                          $  1,228
Tax-Exempt Bond Fund                                                   $  1,167
Intermediate Bond Fund                                                 $  5,118
Short Term Bond Fund                                                   $  2,055
Tax-Exempt Money Market Fund                                           $ 21,490
Money Market Fund                                                      $541,166
Treasury Money Market Fund                                             $ 31,770

         During the fiscal year ended August 31, 2002, the expenses of BISYS, L.P. relating to the Investor A Shares of each Fund's 12b-1 plans were as follows:

Growth & Income Fund

Compensation to broker-dealers............................     $66,222
Miscellaneous/Other.......................................     $ 7,240

Balanced Fund

Compensation to broker-dealers............................     $17,517

Miscellaneous/Other.......................................     $ 1,955

Tax-Exempt Bond Fund

Compensation to broker-dealers............................     $ 7,965
Miscellaneous/Other.......................................     $ 1,011

Intermediate Bond Fund

Compensation to broker-dealers............................     $31,726
Miscellaneous/Other.......................................     $ 4,017

Short Term Bond Fund

Compensation to broker-dealers............................     $15,802
Miscellaneous/Other.......................................     $ 2,342

Tax-Exempt Money Market Fund

Compensation to broker-dealers............................     N/A
Miscellaneous/Other.......................................     N/A

Money Market Fund

Compensation to broker-dealers............................     N/A
Miscellaneous/Other.......................................     N/A

Treasury Money Market Fund

Compensation to broker-dealers............................     N/A
Miscellaneous/Other.......................................     N/A

         Investor A Shares of the Funds (other than the Money Funds) are sold subject to an initial sales charge which, together with the applicable dealers' reallowance, are described in the Investor Share Prospectus. The Fund's Distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Investor A Shares or the amount that the Funds will receive from such sales. In addition, the Distributor may, from time to time, pay a dealer concession of up to 1.00% of the offering price of Investor A Shares purchased without a sales charge.

         Investor B Shares are not sold subject to an initial sales charge, but do bear "contingent deferred sales charges" ("CDSC"), as described in the Prospectus. Redemptions of Investor B Shares within six years of purchase are subject to a CDSC. Proceeds from any CDSC are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. The Distributor may, in its discretion, pay (reallow) the entire CDSC imposed on the redemption of Investor B Shares to investment dealers from time to time.

TRUST EXPENSES

         The Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

         Custodial Arrangements. Union Planters Bank, One South Church Street, Suite 500, Belleville, Illinois 62220, serves as the custodian for each of the Funds. As custodian, Union Planters Bank holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

         Transfer and Dividend Paying Agent. BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent and dividend paying agent of each of the Funds. In such capacity, BISYS Fund Services performs certain shareholder servicing functions, including processing purchase and redemption orders and mailing certain Fund communications to shareholders. Pursuant to an agreement with the Trust, BISYS Fund Services receives a fixed annual fee and additional compensation based upon services provided.

         Independent Accountants. The Funds' independent accountants are KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215. KPMG LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

         Prior to October 19, 2000, PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, served as the Trust's independent accountants. On October 19, 2000 the Trust dismissed PricewaterhouseCoopers LLP as its independent auditors. The Trust's Audit Committee recommended and approved the decision to change independent accountants. The Trust engaged KPMG LLP as its new independent accountants as of October 19, 2000.

         The reports of PricewaterhouseCoopers LLP on the financial statements for the fiscal years ended August 31, 2000, 1999 and 1998 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audits for the fiscal years ended August 31, 2000, 1999 and 1998, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

         The report of KPMG LLP on the financial statements for the fiscal year ended August 31, 2002 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended August 31, 2001 and their audit for the fiscal year ended August 31, 2002, there have been no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference thereto in their report on the financial statements for such year.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Funds (except for the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund will typically pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the 1934 Act) from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. Union Planters Advisors or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which Union Planters Advisors places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by Union Planters Advisors' or its affiliates' portfolio managers and analysts. Some of these services are of value to Union Planters Advisors and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Union Planters Advisors and its affiliates receive these services, even though Union Planters Advisors might otherwise be required to purchase some of these services for cash.

         Union Planters Advisors places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, Union Planters Advisors uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Union Planters Advisors, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, Union Planters Advisors may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Union Planters Advisors or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. Union Planters Advisors' authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Union Planters Advisors will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trust's Trustees may determine, Union Planters Advisors considers sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS Fund Services, may not serve as the Funds' dealer in connection with such transactions.

         During the fiscal years ended August 31, 2000, August 31, 2001 and August 31, 2002, the Trust paid, on behalf of the Growth & Income Fund, approximately $58,297, $55,233 and $73,462, respectively, in brokerage commissions. During the fiscal years ended August 31, 2001 and August 31, 2002, the Trust paid, on behalf of the Balanced Fund, approximately $22,480 and $19,471, respectively, in brokerage commissions. No such commissions were paid to affiliates of the Trust.

         The Funds may engage in certain transactions involving affiliates. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

                            DESCRIPTION OF THE TRUST

         The Trust is a diversified open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into nine separate series - one for each of the Growth Equity Fund, the Growth & Income Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Intermediate Bond Fund, the Short Term Bond Fund, the Tax-Exempt Money Market Fund, the Money Market Fund and the Treasury Money Market Fund. Prior to September 1, 2000, the Trust was known as "Magna Funds." Prior to September 1, 2000, the LEADER Growth & Income Fund was known as the "Magna Growth & Income Fund;" the LEADER Tax-Exempt Bond Fund was known as the "Magna Tax-Exempt Bond Fund;" the LEADER Intermediate Bond Fund was known as the "Magna Intermediate Government Bond Fund;" and the LEADER Money Market Fund was known as the "Magna Money Market Fund." Prior to January 1, 2003, the "LEADER Intermediate Bond Fund" was known as the "LEADER Intermediate Government Bond Fund."

SERIES AND CLASSES OF SHARES

         The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees have designated and authorized the issuance of three different classes of shares for each Money Fund - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Sweep Shares." The Trustees have designated and authorized the issuance of three classes of shares for each of the Non-Money Funds of the Trust - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Investor B Shares." The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF EACH FUND'S INVESTOR A SHARES, INVESTOR B SHARES AND SWEEP SHARES

The table below sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or more of the outstanding Investor A Shares, Investor B Shares and Sweep Shares of any Fund as of November 29, 2002. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                          Name and Address                                           %
          Fund                          of Beneficial Owner                                      Ownership
          ----                          -------------------                                      ---------
Growth & Income Fund -
Investor A Shares                       Aston & Company                                           30.72%
                                        P.O. Box 523
                                        Belleville, IL 62222

Investor B Shares
                                        NFSC FEBO B50-062723                                      55.15%
                                        NFS FMTC Rollover IRA
                                        605 Julia Drive
                                        O Fallon, IL 62269

                                        NFSC FEBO PH4-017035                                      19.86%
                                        NFS FMTC IRA
                                        711 East Eddington Court
                                        Bloomington, IN 47401

                                        NFSC FEBO PH4-017582                                      21.25%
                                        Rickey L. Sink
                                        6915 S. McCormick Lane
                                        Bloomington, IN 47401

Balanced Fund -
Investor A Shares                       NFSC FEBO PJ5-002003                                       7.18%
                                        Arturo Ontiveros
                                        401 5th Street
                                        South Houston, TX 77587

                                        NFSC FEBO B50-037788                                       6.02%
                                        NFS FMTC IRA
                                        401 West Hight
                                        P.O. Box 325
                                        Macon, IL 62544

Investor B Shares                       NFSC FEBO PH4-017221                                      99.71%
                                        Eric Souk Sengsanith
                                        13565 Forum Meadows Dr.
                                        Carmel, IN 46033

Tax-Exempt Bond Fund - Investor
A Shares                                NFSC FEBO PHC-002828                                       7.03%
                                        Jean B. Parker
                                        23 W. Pecan Street
                                        Grenada, MS 38901

                                        NFSC FEBO PJ3-002593                                       6.16%
                                        Charles F. and Velma C. Schanke
                                        trustee
                                        108 Ivy Hill Drive
                                        Rev. Tr. U A 6 30 01
                                        West Lafayette, IN 47906

                                        NFSC FEBO B50-263494                                       5.24%
                                        Kathleen B. Ruppert
                                        7505 Wolf Road
                                        Bethalto, IL 62010

                                        Paul Rubenfeld                                             7.10%
                                        Elliot H. Rubenfeld
                                        2935 W. 5th Street, 12 D
                                        Brooklyn, NY 11224

                                        Aston & Company                                           40.59%
                                        P.O. Box 523
                                        Belleville, IL 62222

Investor B Shares                       BISYS                                                    100.00%
                                        60 State Street, Suite 1300
                                        Boston, MA 02109

Intermediate Bond Fund -
Investor A Shares                       Aston & Company                                           28.87%

                                         P.O. Box 523
                                         Belleville, IL 62222

Investor B Shares                        NFSC FEBO PFW-025941                                     12.94%
                                         Ladislav Klein
                                         240 NE 164th Street
                                         North Miami Beach, FL 33162

                                         NFSC FEBO PHC-012866                                      6.58%
                                         Brian J. Ferguson
                                         3711 Birchvile
                                         Memphis, TN 38115

                                         NFSC FEBO PFW-025747                                     13.15%
                                         Orlando Iglesias
                                         4821 NW 170th Street
                                         Miami, FL 33055

                                         NFSC FEBO PFT-010634                                     16.22%
                                         Samuel A. Reeves
                                         516 Chestnut Street
                                         Thayter, MO 65791

                                         NFSC FEBO PH9-013048                                     38.94%
                                         Lisa Ann Curtis
                                         250 Wells Loop
                                         New Johnsonville, TN 37134

                                         NFSC FEBO PFT-010685                                      7.81%
                                         NFS FMTC Rollover IRA
                                         2809 Dowell
                                         Newport, AR 72112

Short Term Bond Fund - Investor
A Shares                                 NFSC FEBO B50-004677                                      7.25%
                                         Ella Mae Klar
                                         1117 Max Helen Blvd. 209
                                         Waterloo, IA 50701

                                         NFSC FEBO B50-004685                                     18.77%
                                         Hazel M. Fleming
                                         1117 Max Helen Blvd. 209
                                         Waterloo, IA 50701

                                         NFSC FEBO PFW-024007                                      6.29%
                                         Thomas A. Minichiello
                                         10420 Golden Eagle Ct.
                                         Plantation, FL 33324

                                         NFSC FEBO PH4-017108                                     12.34%
                                         Advanced Marketing Technologies L
                                         RR1 Box 1448
                                         Springville, IN 47462
                                         Aston & Company                                          38.56%
                                         P.O. Box 523
                                         Belleville, IL 62222

Investor B Shares                        BISYS                                                   100.00%
                                         60 State Street, Suite 1300
                                         Boston, MA 02109

Tax-Exempt Money Market Fund -
Investor A Shares                        Mary I. Rook                                              5.31%
                                         2961 Keniworth Ln.
                                         Knoxville, TN 37917

                                         National Financial Services LLC for the                  86.24%
                                         Exclusive Benefit of Our Customer
                                         200 Liberty Street
                                         New York, NY 10281
                                         Attn: Mutual Funds Department, 5th Floor

                                         Mathew P. Murphy                                          8.42%
                                         7911 Elm Leaf Dr.
                                         Germantown, TN 38138

Sweep Shares                             Union Planters Bank                                      99.99%
                                         P.O. Box 387
                                         Memphis, TN 38147
                                         Attn: Linda P. Dunn

Money Market Fund -Investor A
Shares                                   National Financial Services LLC for the                  99.32%
                                         Exclusive Benefit of Our Customer
                                         200 Liberty Street
                                         New York, NY 10281
                                         Attn: Mutual Funds Department, 5th Floor

Sweep Shares                             Union Planters Bank                                     100.00%
                                         P.O. Box 387
                                         Memphis, TN 38147
                                         Attn: Linda P. Dunn

Treasury Money Market Fund -
Investor A Shares                        National Financial Services LLC for the                  99.55%
                                         Exclusive Benefit of Our Customer
                                         200 Liberty Street
                                         New York, NY 10281
                                         Attn: Mutual Funds Department, 5th Floor

Sweep Shares                             Union Planters Bank                                      99.99%
                                         P.O. Box 387
                                         Memphis, TN 38147
                                         Attn: Linda P. Dunn

         As of November 29, 2002, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding shares of any class of any Fund.

                   NET ASSET VALUE AND PUBLIC OFFERING PRICE

All Funds

         The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday,

Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veterans' Day.

All Funds (Except for the Money Funds)

         Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Funds

         Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

         By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. Union Planters Advisors makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

                             SHAREHOLDER SERVICES

         Please see the Prospectuses under "Shareholder Information" for additional information regarding services offered by the Funds.

OPEN ACCOUNTS

         A shareholder's investment in any Fund received and verified in good order is credited to an open account maintained for the shareholder by BISYS Fund Services, the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS Fund Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders may be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN - INVESTOR A SHARES AND INVESTOR B SHARES ONLY

         A Systematic Withdrawal Plan, referred to in the Investor Shares Prospectus under "Shareholder Information," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $5,000 at the time the plan is established.

         Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

         Since withdrawal payments represent proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax advisor before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

CHECK WRITING - INVESTOR A SHARES OF MONEY FUNDS ONLY

         A Money Fund Investor A Share shareholder may select the check writing option by completing the relevant section of the application, the signature card and the other related materials included in or attached to the application. Existing shareholders may add check writing to an existing account by contacting BISYS Fund Services at 1-800-219-4182 to receive the application and related materials. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more, except that qualified corporate retirement plans and certain other corporate accounts may write checks for any amount. A minimum account balance, as disclosed in the Investor A Share Prospectus from time to time, may also apply.

         If you use withdrawal checks, you will be subject to rules governing checking accounts of the bank on which your checks will be drawn. The Money Funds, Union Planters Advisors, BISYS Fund Services and their respective affiliates are in no way responsible for any check writing account established with such bank.

         A shareholder may not close its Money Fund account by withdrawal check, because the exact balance of the shareholder's account will not be known until after the check is received by the bank on which the check is drawn.

AUTOMATIC INVESTMENT

         The Trust has an automatic investment plan. A shareholder may authorize automatic monthly transfers of $50 or more from its bank checking or savings account to purchase shares of the Fund (or any other fund of the Trust).

         For an initial investment, shareholders should indicate that they would like to begin an automatic investment plan in the appropriate section of the application. Please indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

         To add the automatic investment plan option to an existing account, please call BISYS Fund Services at 1-800-219-4182 for an application.

                                   REDEMPTIONS

         The procedures for redemption of Fund shares are summarized in the Prospectuses under "Shareholder Information."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectuses.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS Fund Services at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $15.00) is deducted.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS Fund Services. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS Fund Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS, L.P., BISYS Fund Services, Union Planters Bank and Union Planters Advisors are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct and the Trust reasonably believes that the instructions are authentic.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS Fund Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

         Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS" below.

          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

         It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectuses for information regarding the frequency with which each Fund declares and pays dividends.

         Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS Fund Services. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS Fund Services on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Taxation of the Funds

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities;
(ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the market value of its total assets in cash, U.S. Government Securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company that is accorded special tax treatment, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

         If a Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss) will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for special taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Distributions

         Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectuses. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.

         Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

         Generally a Fund may designate dividends eligible for the dividends -received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

Exempt-Interest Dividends

         Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax ("AMT") purposes and for state and local purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as a tax preference item in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

         If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         Each shareholder is advised to consult his or her tax advisor with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

Selling Shares

         Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent, respectively). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

         A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Discount Securities

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Hedging

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign Securities and Taxes

         A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

         A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Backup Withholding

         Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Other

         Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to United States withholding tax.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                           PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return and/or yield in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, On Money or Lipper Analytical Services as having the same investment objectives. Each Fund also may present hypothetical illustrations comparing the Fund's and other mutual funds' pre-tax and after-tax total returns, and showing the effects of income, capital gain and/or estate taxes on performance.

         Each Fund may make reference in its advertising and sales literature to awards, citations and honor bestowed on it or Union Planters Advisors by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the selection process, including, but not limited to, the scores and categories in which the Fund excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund competed for the award, honor or citation.

Total Return. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (or for such shorter periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. Each Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

Yield. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days in the case of the Money Market
Fund) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

         Yield is calculated without regard to realized and unrealized gains and losses. A Fund's yield will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the Fund's portfolio. Consequently, no yield quotation should be considered as representative of what a Fund's yield may be for any future period. A Fund's yields are not guaranteed.

         Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, check writing privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing a Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

         The tables below set forth the average annual total return of each Non-Money Fund's Institutional Shares, Investor A Shares and Investor B Shares for the one-year, three-year and five-year periods ending August 31, 2002, and for the period from the commencement of the Funds' operations until August 31, 2002 (except for the Growth Equity Fund, for which the average annual return for the ten-year period ending August 31, 2002 is set forth under the column entitled "Since Inception").

AVERAGE ANNUAL RETURN FOR THE PERIODS LISTED (EACH PERIOD ENDING AUGUST 31,
                                      2002)

                              INSTITUTIONAL SHARES*

                                                                              Total Return
                                                    ---------------------------------------------------------------
                                                                                                          Since
               Fund                                  One Year        Three Years        Five Years       Inception
-----------------------------------------------     ----------       -----------        ----------      -----------
GROWTH EQUITY FUND(a)
     Average Annual Total Return(b)                   -22.15%           -9.49%            1.82%            8.56%(c)
GROWTH & INCOME FUND(d)
     Average Annual Total Return                      -16.38%           -9.45%            1.56%            9.38%
     Average Annual Total Return
     (After Taxes on Distributions)                   -16.67%           -9.99%            0.87%            8.56%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                     -10.03%           -7.47%            1.16%            7.60%
BALANCED FUND(e)
     Average Annual Total Return                       -2.11%             N/A              N/A            -3.29%
     Average Annual Total Return
     (After Taxes on Distributions)                    -3.09%             N/A              N/A            -4.19%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      -1.30%             N/A              N/A            -3.05%
TAX-EXEMPT BOND FUND(f)
     Average Annual Total Return                        5.29%             N/A              N/A             7.31%
     Average Annual Total Return
     (After Taxes on Distributions)                     5.07%             N/A              N/A             7.15%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                       5.04%             N/A              N/A             6.73%
INTERMEDIATE BOND FUND(g)
     Average Annual Total Return                        8.17%            9.03%            6.80%            6.71%
     Average Annual Total Return
     (After Taxes on Distributions)                     6.00%            6.60%            4.40%            4.27%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                       4.95%            6.02%            4.23%            4.14%
SHORT TERM BOND FUND(h)
     Average Annual Total Return                        2.30%             N/A              N/A             3.96%
     Average Annual Total Return
     (After Taxes on Distributions)                     0.70%             N/A              N/A             2.26%

                                                                              Total Return
                                                    ---------------------------------------------------------------
                                                                                                          Since
                    Fund                             One Year        Three Years        Five Years       Inception
-----------------------------------------------     ----------       -----------        ----------      -----------
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                       1.40%             N/A              N/A             2.34%

* Investor A Shares and Investor B Shares bear higher annual fund operating expenses than Institutional Shares. As a result, total returns for Investor A Shares and Investor B Shares would have been lower than Institutional Shares during each period shown. In addition, Investor A Shares are subject to an initial sales charge and Investor B Shares are subject to a CDSC, payment of which would have further lowered performance as indicated below.

(a) Although the Growth Equity Fund did not commence operations prior to December 2002, the above-quoted performance data reflects the performance of a predecessor fund for the periods prior to December 9, 2002, adjusted to reflect anticipated fees and expenses, absent any fee waivers, applicable to the Institutional Shares of the Growth Equity Fund. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Growth Equity Fund are substantially similar in all material respects to its predecessor fund.

(b) The predecessor fund was not subject to the same distribution requirement as a registered investment company, and as a result, no after-tax performance information is shown for this fund for periods prior to December 9, 2002.

(c) Performance data shown is for the predecessor fund for the ten-year period ended August 31, 2002, and not since the predecessor fund's inception.

(d) With respect to Institutional Shares, the Growth & Income Fund commenced operations on September 1, 1994.

(e) With respect to Institutional Shares, the Balanced Fund commenced operations on January 3, 2001.

(f) With respect to Institutional Shares, the Tax-Exempt Bond Fund commenced operations on July 24, 2000.

(g) With respect to Institutional Shares, the Intermediate Bond Fund commenced operations on September 1, 1994. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government Securities. The Fund may have achieved different results under its current policies.

(h) With respect to Institutional Shares, the Short Term Bond Fund commenced operations on January 5, 2001.

                   INVESTOR A SHARES (WITH MAXIMUM SALES LOAD)

                                                                              Total Return
                                                    ---------------------------------------------------------------
                                                                                                          Since
FUND                                                 One Year        Three Years        Five Years       Inception
-------------------------                           ----------       -----------        ----------      -----------
GROWTH EQUITY FUND(i)
     Average Annual Total Return(j)                  -26.65%            -11.45%           0.38%           6.38%(k)
GROWTH & INCOME FUND(l)
     Average Annual Total Return                     -21.14%            -11.40%           0.13%           8.29%
     Average Annual Total Return
     (After Taxes on Distributions)                  -21.34%            -11.89%          -0.52%           7.49%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                    -12.96%             -8.93%           0.02%           6.66%
BALANCED FUND(m)
     Average Annual Total Return                      -7.81%               N/A             N/A           -6.85%
     Average Annual Total Return
     (After Taxes on Distributions)                   -8.64%               N/A             N/A           -7.64%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                     -4.80%               N/A             N/A           -5.83%
TAX-EXEMPT BOND FUND(n)
     Average Annual Total Return                       0.10%               N/A             N/A            4.61%
     Average Annual Total Return
     (After Taxes on Distributions)                   -0.11%               N/A             N/A            4.45%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      1.66%               N/A             N/A            4.49%
INTERMEDIATE BOND FUND(o)
     Average Annual Total Return                       2.73%              7.06%           5.51%           5.79%
     Average Annual Total Return
     (After Taxes on Distributions)                    0.77%              4.69%           3.15%           3.37%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      1.61%              4.44%           3.19%           3.38%
SHORT TERM BOND FUND(p)
     Average Annual Total Return                      -2.60%               N/A             N/A            0.78%
     Average Annual Total Return
     (After Taxes on Distributions)                   -4.06%               N/A             N/A           -0.81%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                     -1.61%               N/A             N/A           -0.16%

                   INVESTOR A SHARES (ASSUMING NO SALES LOAD)

                                                                               Total Return
                                                    ---------------------------------------------------------------
                                                                                                          Since
FUND                                                 One Year        Three Years        Five Years       Inception
-------------------------                           ----------       -----------        ----------      -----------
GROWTH EQUITY FUND(i)
     Average Annual Total Return(j)                  -22.38%            -9.77%            1.52%           8.24%(k)
GROWTH & INCOME FUND(l)
     Average Annual Total Return                     -16.56%            -9.71%            1.27%           9.06%
     Average Annual Total Return
     (After Taxes on Distributions)                  -16.77%           -10.21%            0.61%           8.26%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                    -10.15%            -7.65%            0.93%           7.34%
BALANCED FUND(m)
     Average Annual Total Return                      -2.48%              N/A              N/A           -3.63%
     Average Annual Total Return
     (After Taxes on Distributions)                   -3.36%              N/A              N/A           -4.45%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                     -1.53%              N/A              N/A           -3.29%
TAX-EXEMPT BOND FUND(n)
     Average Annual Total Return                       5.09%              N/A              N/A            7.06%
     Average Annual Total Return
     (After Taxes on Distributions)                    4.87%              N/A              N/A            6.90%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      4.80%              N/A              N/A            6.50%
INTERMEDIATE BOND FUND(o)
     Average Annual Total Return                       7.87%             8.81%            6.54%           6.43%
     Average Annual Total Return
     (After Taxes on Distributions)                    5.82%             6.40%            4.16%           4.00%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      4.77%             5.85%            4.03%           3.91%
SHORT TERM BOND FUND(p)
     Average Annual Total Return                       2.22%              N/A              N/A            3.78%
     Average Annual Total Return
     (After Taxes on Distributions)                    0.69%              N/A              N/A            2.15%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      1.34%              N/A              N/A            2.23%

(i) Although the Growth Equity Fund did not commence operations prior to December 2002, the above-quoted performance data reflects the performance of a predecessor fund for the periods before December 9, 2002, adjusted to reflect, in the case of the table captioned "Investor A

         Shares (Assuming No Sales Load)," distribution and service fees payable under the Fund's Rule 12b-1 Plan ("Distribution and Service Fees") and, in the case of the table captioned "Investor A Shares (with Sales
         Load)," Distribution and Service Fees and the maximum sales load applicable to Investor A Shares of the Growth Equity Fund. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(j) The predecessor fund was not subject to the same distribution requirement as a registered investment company, and as a result, no after-tax performance information is shown for this fund for periods prior to December 9, 2002.

(k) Performance data shown is for the predecessor fund for the ten-year period ended August 31, 2002, and not since the predecessor fund's inception.

(l) Although the Growth & Income Fund commenced operations, with respect to Investor A Shares, on October 26, 2000, this table shows performance of the Fund since September 1, 1994, the date on which the Fund commenced operations with respect to Institutional Shares. Performance for periods prior to October 26, 2000 is based on the historical performance of Institutional Shares and has been adjusted to reflect, in the case of the table captioned "Investor A Shares (Assuming No Sales Load)," Distribution and Service Fees and, in the case of the table captioned "Investor A Shares (with Sales Load)," Distribution and Service Fees and the maximum sales load applicable to Investor A Shares of the Fund.

(m) Although the Balanced Fund commenced operations, with respect to Investor A Shares, on February 20, 2001, this table shows performance of the Fund since January 3, 2001, the date on which the Fund commenced operations with respect to Institutional Shares. Performance for periods prior to February 20, 2001 is based on the historical performance of Institutional Shares and has been adjusted to reflect, in the case of the table captioned "Investor A Shares (Assuming No Sales Load)," Distribution and Service Fees and, in the case of the table captioned "Investor A Shares (with Sales Load)," Distribution and Service Fees and the maximum sales load applicable to Investor A Shares of the Fund.

(n) Although the Tax-Exempt Bond Fund commenced operations, with respect to Investor A Shares, on December 26, 2000, this table shows performance of the Fund since July 24, 2000, the date on which the Fund commenced operations with respect to Institutional Shares. Performance for periods prior to December 26, 2000 is based on the historical performance of Institutional Shares and has been adjusted to reflect, in the case of the table captioned "Investor A Shares (Assuming No Sales Load)," Distribution and Service Fees and, in the case of the table captioned "Investor A Shares (with Sales Load)," Distribution and Service Fees and the maximum sales load applicable to Investor A Shares of the Fund.

(o) Although the Intermediate Bond Fund commenced operations, with respect to Investor A Shares, on December 26, 2000, this table shows performance of the Fund since September 1, 1994, the date on which the Fund commenced operations with respect to Institutional Shares. Performance for periods prior to December 26, 2000 is based on the historical performance of Institutional Shares and has been adjusted to reflect, in the case of the table captioned "Investor A Shares (Assuming No Sales Load)," Distribution and Service Fees and, in the case of the table captioned "Investor A Shares (with Sales Load)," Distribution and Service Fees and the maximum sales load applicable to Investor A Shares of the Fund. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government Securities. The Fund may have achieved different results under its current policies.

(p) Although the Short Term Bond Fund commenced operations, with respect to Investor A Shares, on March 8, 2001, the table shows performance of the Fund since January 5, 2001, the date on which the Fund commenced operations with respect to Institutional Shares. Performance for periods prior to March 8, 2001 is based on the historical performance of Institutional Shares and has been adjusted to reflect, in the case of the table captioned "Investor A Shares (Assuming No Sales Load)," Distribution and Service Fees and, in the case of the table captioned "Investor A Shares (with Sales Load)," Distribution and Service Fees and the maximum sales load applicable to Investor A Shares of the Fund.

                                INVESTOR B SHARES

                                                                              Total Return
                                                     -------------------------------------------------------------
                                                                                                           Since
FUND                                                 One Year        Three Years        Five Years       Inception
-------------------------                            --------        -----------        ----------       ---------
GROWTH EQUITY FUND(q)
- No Redemption
     Average Annual Total Return(r)                  -22.73%           -10.17%            1.06%           7.75%(s)
- Redemption at End of Period
     Average Annual Total Return(r)                  -25.85%           -11.10%            0.87%           7.75%(s)
GROWTH & INCOME FUND(t)
- No Redemption
     Average Annual Total Return                     -17.01%           -10.13%            0.80%           8.56%
     Average Annual Total Return
     (After Taxes on Distributions)                  -17.30%           -10.67%            0.12%           7.75%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                    -10.42%            -7.98%            0.55%           6.90%
- Redemption at End of Period
     Average Annual Total Return                     -21.15%           -11.00%            0.62%           8.56%
     Average Annual Total Return
     (After Taxes on Distributions)                  -21.44%           -11.55%           -0.07%           7.75%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                    -12.96%            -8.64%            0.40%           6.90%
BALANCED FUND(u)
- No Redemption
     Average Annual Total Return                      -2.84%              N/A              N/A           -4.01%
     Average Annual Total Return
     (After Taxes on Distributions)                   -3.82%              N/A              N/A           -4.90%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                     -1.75%              N/A              N/A           -3.62%
- Redemption at End of Period
     Average Annual Total Return                      -7.61%              N/A              N/A           -6.28%
     Average Annual Total Return
     (After Taxes on Distributions)                   -8.58%              N/A              N/A           -7.18%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                     -4.67%              N/A              N/A           -5.43%

TAX-EXEMPT BOND FUND(v)
- No Redemption
     Average Annual Total Return                       4.50%              N/A              N/A            6.51%
     Average Annual Total Return
     (After Taxes on Distributions)                    4.29%              N/A              N/A            6.35%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      4.55%              N/A              N/A            6.08%
- Redemption at End of Period
     Average Annual Total Return                      -0.50%              N/A              N/A            5.17%
     Average Annual Total Return
     (After Taxes on Distributions)                   -0.71%              N/A              N/A            5.01%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      1.48%              N/A              N/A            5.02%
INTERMEDIATE BOND FUND(w)
- No Redemption
     Average Annual Total Return                       7.37%             8.22%            6.00%           5.92%
     Average Annual Total Return
     (After Taxes on Distributions)                    5.22%             5.80%            3.62%           3.49%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      4.46%             5.37%            3.59%           3.50%
- Redemption at End of Period
     Average Annual Total Return                       2.37%             7.36%            5.85%           5.92%
     Average Annual Total Return
     (After Taxes on Distributions)                    0.22%             4.90%            3.45%           3.49%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      1.39%             4.64%            3.46%           3.50%
SHORT TERM BOND FUND(x)
- No Redemption
     Average Annual Total Return                       1.54%              N/A              N/A            3.18%
     Average Annual Total Return
     (After Taxes on Distributions)                   -0.05%              N/A              N/A            1.49%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                      0.93%              N/A              N/A            1.72%
- Redemption at End of Period
     Average Annual Total Return                      -3.37%              N/A              N/A            0.82%
     Average Annual Total Return
     (After Taxes on Distributions)                   -4.96%              N/A              N/A           -0.90%
     Average Annual Total Returns
     (After Taxes on Distributions and Sale of
     Fund Shares)                                     -2.09%              N/A              N/A           -0.18%

(q) Although the Growth Equity Fund did not commence operations prior to December 2002, the above-quoted performance data reflects the performance of a predecessor fund for the periods before December 9, 2002, adjusted to reflect the expenses of Investor B Shares of the Fund. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund. Because Investor B Shares convert into Investor A Shares after 8 years, the average annual returns for the Fund have been computed by using the returns of Investor A Shares for the period after conversion.

(r) The predecessor fund was not subject to the same distribution requirement as a registered investment company, and as a result, no after-tax performance information is shown for this fund for periods prior to December 9, 2002.

(s) Performance data shown is for the predecessor fund for the ten-year period ended August 31, 2002, and not since the predecessor fund's inception.

(t) Although the Growth & Income Fund did not commence operations, with respect to Investor B Shares, prior to October 2002, this table shows performance of the Fund since September 1, 1994, the date on which the Fund commenced operations with respect to Institutional Shares, adjusted to reflect the expenses of Investor B Shares of the Fund.

(u) Although the Balanced Fund did not commence operations, with respect to Investor B Shares, prior to October 2002, this table shows performance of the Fund since January 3, 2001, the date on which the Fund commenced operations with respect to Institutional Shares adjusted to reflect the expenses of Investor B Shares of the Fund.

(v) Although the Tax-Exempt Bond Fund did not commence operations, with respect to Investor B Shares, prior to October 2002, this table shows performance of the Fund since July 24, 2000, the date on which the Fund commenced operations with respect to Institutional Shares adjusted to reflect the expenses of Investor B Shares of the Fund.

(w) Although the Intermediate Bond Fund did not commence operations, with respect to Investor B Shares, prior to October 2002, this table shows performance of the Fund since September 1, 1994, the date on which the Fund commenced operations with respect to Institutional Shares adjusted to reflect the expenses of Investor B Shares of the Fund. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government Securities. The Fund may have achieved different results under its current policies.

(x) Although the Short Term Bond Fund did not commence operations, with respect to Investor B Shares, prior to October 2002, the table shows performance of the Fund since January 5, 2001, the date on which the Fund commenced operations with respect to Institutional Shares adjusted to reflect the expenses of Investor B Shares of the Fund.

TAX EFFECTIVE YIELD OF THE TAX-EXEMPT BOND FUND

         The table below sets forth the tax effective yield on the Tax-Exempt Bond Fund, based on the month ended August 31, 2002 and assuming a marginal tax rate of 39%:

Tax-Exempt Bond Fund
         -Institutional Shares                               6.80%
         -Investor A Shares                                  6.30%

YIELD FOR THE MONEY FUNDS

         The table below sets forth the yield and total effective yield of each class of each Money Fund, in each case based on the seven days ended August 31, 2002:

                              INSTITUTIONAL SHARES*

          Fund                             Yield          Effective Yield
          ----                             -----          ---------------
Tax-Exempt Money Market Fund               0.98%              0.99%
Money Market Fund                          1.30%              1.31%
Treasury Money Market Fund                 1.08%              1.08%

* Investor A Shares and Sweep Shares bear higher annual fund operating expenses than Institutional Shares. As a result, total returns for Investor A and Sweep Shares would have been lower than Institutional Shares during each period shown.

                                INVESTOR A SHARES

           Fund                           Yield          Effective Yield
           ----                           -----          ---------------
Tax-Exempt Money Market Fund              0.48%               0.48%
Money Market Fund                         0.80%               0.80%
Treasury Money Market Fund                0.63%               0.63%

                                  SWEEP SHARES

          Fund                             Yield          Effective Yield
          ----                             -----          ---------------
Tax-Exempt Money Market                    0.73%               0.74%
Money Market Fund                          1.05%               1.05%
Treasury Money Market Fund                 0.88%               0.88%

TAX EFFECTIVE YIELD OF THE TAX-EXEMPT MONEY MARKET FUND

         The table below sets forth the tax effective yield Tax-Exempt Money Market Fund based on the seven days ended August 31, 2002 and assuming a marginal tax rate of 39%:

Tax-Exempt Money Market Fund
         -Institutional Shares                               1.62%
         -Investor A Shares                                  0.79%
         -Sweep Shares                                       1.21%

                                  APPENDIX A

                   DESCRIPTION OF CERTAIN FUND INVESTMENTS

         Obligations Backed by Full Faith and Credit of the U.S. Government - are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements - are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankee dollar Obligations - obligations of U.S. branches of foreign banks.

         Commercial Obligations - include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                   APPENDIX B

                   DESCRIPTION OF BOND RATINGS ASSIGNED BY
                     STANDARD & POOR'S CORPORATION AND
                      MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

Corporate Bonds

                                       AAA

         This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

         Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                      C

         The rating C is reserved for income bonds on which no interest is being paid.

                                      D

         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Corporate Bonds

                                      Aaa

         Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

         Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                      A

         Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      Baa

         Bonds that are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                      B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                     Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

                                      Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                      C

         Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Commercial Paper

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

                               LEADER MUTUAL FUNDS

                            LEADER GROWTH EQUITY FUND
                           LEADER GROWTH & INCOME FUND
                              LEADER BALANCED FUND
                           LEADER TAX-EXEMPT BOND FUND
                          LEADER INTERMEDIATE BOND FUND
                           LEADER SHORT TERM BOND FUND
                       LEADER TAX-EXEMPT MONEY MARKET FUND
                            LEADER MONEY MARKET FUND
                        LEADER TREASURY MONEY MARKET FUND
                   (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION

                              INSTITUTIONAL SHARES

                                 JANUARY 1, 2003

         This Statement of Additional Information (the "Statement of Additional Information" or the "Statement") is not a prospectus. This Statement of Additional Information relates to the Prospectus of LEADER Mutual Funds (the "Trust") for Institutional Shares dated January 1, 2003 (the "Prospectus"), and should be read in conjunction therewith. The contents of the Prospectus are hereby incorporated by reference into this Statement of Additional Information. A copy of the Prospectus may be obtained free of charge by writing to LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754, or by calling (800) 219-4182.

         The Trust's audited financial statements for the fiscal year ended August 31, 2002 included in the Trust's Annual Report are hereby incorporated by reference into this Statement of Additional Information. Copies of the Trust's Annual Report are available without charge upon request from LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES..............................................    1
INVESTMENT RESTRICTIONS.........................................................    6
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS.............   12
MANAGEMENT OF THE TRUST.........................................................   25
INVESTMENT ADVISORY AND OTHER SERVICES..........................................   30
PORTFOLIO TRANSACTIONS AND BROKERAGE............................................   37
DESCRIPTION OF THE TRUST........................................................   39
NET ASSET VALUE AND PUBLIC OFFERING PRICE.......................................   44
SHAREHOLDER SERVICES............................................................   45
REDEMPTIONS.....................................................................   46
INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS....................   47
PERFORMANCE INFORMATION.........................................................   52
APPENDIX A - DESCRIPTION OF CERTAIN FUND INVESTMENTS............................  A-1
APPENDIX B - DESCRIPTION OF BOND RATINGS........................................  B-1

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of each Fund of LEADER Mutual Funds are summarized in the Trust's Prospectus. The investment policies set forth in the Prospectus and in this Statement of Additional Information may be changed by the Board of Trustees of the Trust (the "Board of Trustees"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental.

         There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this Statement of Additional Information. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

Growth Equity Fund

         As described in the Prospectus, the investment objective of the Growth Equity Fund is to seek capital appreciation. The Fund invests primarily in common stocks of companies that Union Planters Investment Advisors, Inc. ("Union Planters Advisors") believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest a portion of its assets in securities of foreign issuers traded in the U.S. securities markets, which may subject it to special risks. The Fund may enter into repurchase agreements and lend its portfolio securities, and may engage in options transactions for hedging purposes.

Growth & Income Fund

         As described in the Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings and/or current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

         In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities (as defined below in the Section entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - U.S. Government Securities"), high grade bonds and notes of non-governmental issuers and other fixed-income securities generally suitable for investment by the Intermediate Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Balanced Fund

         As described in the Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that Union Planters Advisors believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed-income securities or money market instruments more or less attractive.

         The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

         The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("Standard & Poor's") or Fitch Ratings ("Fitch")) or unrated issues deemed by Union Planters Advisors to be of comparable quality.

         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may make any of the types of investments which either the Growth & Income Fund (as described above) or the Intermediate Bond Fund (as described below) may make.

Tax-Exempt Bond Fund

         As noted in the Prospectus, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income exempt from federal income taxation, including municipal bonds, notes and commercial paper issued by states and other local government that are exempt from federal taxes, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which Union Planters Advisors deems to include all debt securities for this purpose. For additional information on the Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities."

         The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described below with respect to the Intermediate Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

Intermediate Bond Fund

         As described in the Prospectus, the investment objective of the Intermediate Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of high grade bonds and notes of non-governmental issuers and U.S. Government Securities. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings) in "bonds," which Union Planters Advisors deems to include all debt securities for this purpose.

         The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless Union Planters Advisors believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("GNMA") or the Federal National Mortgage Association ("FNMA"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless Union Planters Advisors believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

         The securities in which the Fund invests include, but are not limited to:

- corporate debt obligations having floating or fixed rates of interest and rated in one of the four highest categories by an NRSRO (that is, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of Union Planters Advisors;

- asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

- obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

-     mortgage-backed securities;

-     collateralized mortgage obligations; and

-     repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         The Fund may also engage in options transactions for hedging purposes.

Short Term Bond Fund

         As described in the Prospectus, the Short Term Bond Fund seeks to provide a high level of current income consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by Union Planters Advisors to be of comparable quality). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities, as well as any other securities in which the Intermediate Bond Fund may invest (as described above). The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

         If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund (each a "Money Fund" and, together, the "Money Funds")

         Each Money Fund will invest only in securities that Union Planters Advisors, acting under guidelines established by the Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities".

         As described in the Prospectus, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Union Planters Advisors believes the risks are minimal.

         Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio.

         As described in the Prospectus, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

         The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

         After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, any such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

                             INVESTMENT RESTRICTIONS

         In addition to its investment objectives and policies set forth in the Prospectus, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval (see page 1 of this Statement).

         Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         Each Fund is a "diversified" fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act"). This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

Investment Restrictions - Non-Money Funds

         Each Non-Money Fund will not:

         FUNDAMENTAL POLICIES:

         (1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

         (3) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

         (4) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

         (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

         (6) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

         (7) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         (8) With respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

         NON-FUNDAMENTAL POLICIES:

         (1) Invest in companies for the purpose of exercising control or management.

         (2) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

         (3) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

         (4) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

         (5) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.) This policy does not limit the ability of the Non-Money Funds to invest in the Money Funds consistent with the terms of the Trust's SEC exemptive order. See "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Investments in Other Investment Companies" herein.

         (6) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction
(5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

         (7) Purchase or retain securities of an issuer if officers and Trustees of the Trust and officers and directors of its investment advisor who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

         (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Union Planters Advisors or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

         (9) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

         (10) Write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

         (11) With respect to each of the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

         (12) With respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

         Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies
(11) and (12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

         Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

         Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non- fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction
(6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds

         Each Money Fund will not:

         FUNDAMENTAL POLICIES:

         (1) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

         (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

         (3) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

         (4) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

         (5) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

         (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

         (7) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         (8) With respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

         NON-FUNDAMENTAL POLICIES:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

         (2) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

         (3) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

         (4) Make investments for the purpose of exercising control or management.

         (5) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

         (6) Write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

         (7) With respect to the Treasury Money Market Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed as to interest or principal by the U.S. Treasury.

         Any notice required to be delivered to shareholders of the Treasury Money Market Fund for the purpose of announcing an intended change in non-fundamental policy (7) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

         A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

         As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the GNMA, the FHLMC, the FNMA, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

         - U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

         - U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.
                  S. Government.

         - "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

         - "Fannie Maes" - The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         - "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U. S. Government.

         As described in the Prospectus, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

         As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

         Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

         In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

         The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

         When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Trust expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Trust does not expect to assign any value to stand-by commitments.

         The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but Union Planters Advisors will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

WHEN-ISSUED SECURITIES

         Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

         The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

         Union Planters Advisors will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Union Planters Advisors to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

         The Balanced Fund, the Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

         Each Fund may engage in options transactions for hedging purposes.

         An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

         If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

         The successful use of options depends in part on the ability of Union Planters Advisors to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

         The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

         A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

         Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and Union Planters Advisors expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

         Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

         When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

         Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

         The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

         Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

         Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

         Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

         The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

         A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

         Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, Union Planters Advisors and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

         Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

         Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

         The successful use of transactions in futures and related options also depends on the ability of Union Planters Advisors to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

         The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

         Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

         CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

         - collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

         - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

         - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

         No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

         A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

         Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as GNMA, FNMA or FHLMC.

         The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Union Planters Advisors and the Fund's other expenses.

         Pursuant to the terms of an exemptive order received by the Trust from the SEC, each of the Non-Money Funds may purchase and redeem shares of the Money Funds. Any such investments will result in Union Planters Advisors receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

PORTFOLIO TURNOVER

         Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. As a result of a Fund's investment policies, a Fund's portfolio turnover rate may change from year to year due to a variety of factors, including general market conditions, and may be higher than that of other mutual funds. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne by the Funds, thereby decreasing the Funds' total return. High turnover rates may also result in a higher level of taxable capital gains.

                             MANAGEMENT OF THE TRUST

         Under the Declaration of Trust (as defined below) and Massachusetts law, the Board of Trustees has ultimate responsibility for the management of the Funds. Under the relevant agreements, the Trustees supervise the performance of the Funds' advisor, custodian and other service-providers.

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

                                               TERM OF OFFICE(2)       PRINCIPAL            NUMBER OF
                             POSITION(S) WITH    AND LENGTH OF    OCCUPATIONS DURING    PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE        THE TRUST(1)       TIME SERVED     THE PAST FIVE YEARS    COMPLEX OVERSEEN            HELD
---------------------------  ----------------  -----------------  -------------------   ------------------   ---------------------
Interested Trustees(3)

Brad L. Badgley(4) (50)      Trustee           10/97 - present    Attorney, Brad L.               9           Bank Star One (1995
c/o Brad L. Badgley, P.C.                                         Badgley, P.C.;                              to present)
26 Public Square                                                  Director, Magna
Belleville, Illinois 62220                                        Trust Company (an
                                                                  affiliate of Magna
                                                                  Bank, N.A., which
                                                                  merged into Union
                                                                  Planters Bank,
                                                                  National Association
                                                                  ("Union Planters
                                                                  Bank") in 1998)
                                                                  (until 1997)

Alan W. Kennebeck(5) (56)    Trustee           12/01 - present    Senior Executive                9                   None
c/o Union Planters                                                Vice President,
Corporation                                                       Union Planters
6200 Poplar Avenue                                                Corporation (since
Memphis, TN 38119                                                 February 2000);
                                                                  Chairman, Union
                                                                  Planters Advisors
                                                                  (since May 2001);
                                                                  President, Amcore
                                                                  Financial (1995 -
                                                                  2000)

Non-Interested Trustees(3)

Harry R. Maier(6) (56)       Trustee; Member   12/95 - present    President, Memorial             9                   None
c/o Memorial Hospital        of Audit                             Hospital,
4500 Memorial Drive          Committee,                           Belleville, Illinois
Belleville, IL 62226         Nominating                           (since 1977); Chief
                             Committee and                        Executive Officer of
                             Valuation                            various affiliates
                             Committee                            of Memorial Hospital
                                                                  (since 1987)(7)

Neil Seitz (59)              Trustee; Member   4/96 - present     Professor, School of            9                   None
c/o School of Business       of Audit                             Business, Saint
Saint Louis University       Committee,                           Louis University
3674 Lindell Blvd.           Nominating                           (since 1975);
St. Louis, MO 63108          Committee and                        Dean, School of
                             Valuation                            Business, Saint
                             Committee                            Louis University
                                                                  (1993 - 2002)

----------------------
(1) Previous positions of officers of the Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

(2) All Trustees serve until retirement, resignation or removal from the Board of Trustees. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

(3) As used in this Statement of Additional Information, the term "Interested Trustee" refers to those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, and the term "Non-Interested Trustees" refers to those Trustees who are not "interested persons" of the Trust.

(4) Mr. Badgley is an "interested person" of the Trust by reason of owning shares of Union Planters Corporation, the ultimate parent company of Union Planters Advisors.

(5) Mr. Kennebeck is an "interested person" of the Trust by reason of his positions with Union Planters Corporation and Union Planters Advisors.

(6) Two of Mr. Maier's dependent children were part-time employees of Union Planters Bank, an affiliate of Union Planters Advisors, through September 2001 and December 2001, respectively.

(7) Union Planters Advisors manages investment assets for Memorial Hospital and its affiliates.

                                               TERM OF OFFICE(2)       PRINCIPAL            NUMBER OF
                             POSITION(S) WITH    AND LENGTH OF    OCCUPATIONS DURING    PORTFOLIOS IN FUND    OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE        THE TRUST(1)       TIME SERVED     THE PAST FIVE YEARS    COMPLEX OVERSEEN            HELD
---------------------------  ----------------  -----------------  -------------------   ------------------   ---------------------
Eugene K. Cashman, Jr. (61)  Trustee; Member   12/01 - present    President and Chief             9                   None
c/o LHS, Inc.                of Audit                             Executive Officer,
1000 Ridgeway Loop Road      Committee,                           Le Bonheur Health
Ste. 310                     Nominating                           Systems, Inc. (since
Memphis, TN 38120            Committee and                        1983); President of
                             Valuation                            various affiliates
                             Committee                            of Le Bonheur Health
                                                                  Systems, Inc. (since
                                                                  1983)
Officers of the Trust

Walter B. Grimm (57)         President         1/97 - present     Senior Vice                   N/A                    N/A
c/o BISYS Fund Services                                           President, BISYS
3435 Stelzer Road                                                 Fund Services, Inc.
Columbus, Ohio 43219                                              ("BISYS Fund
                                                                  Services") (since
                                                                  1992)

Charles L. Booth (42)        Vice President    10/97 - present    Senior Vice                   N/A                    N/A
c/o BISYS Fund Services                                           President, BISYS
3435 Stelzer Road                                                 Fund Services (since
Columbus, Ohio 43219                                              1988)

R. Jeffrey Young (38)        Secretary and     7/00 - present     Senior Vice                   N/A                    N/A
c/o BISYS Fund Services      Treasurer         (Secretary);       President, BISYS
3435 Stelzer Road                              4/02 - present     Fund Services (since
Columbus, Ohio 43219                           (Treasurer)        1993)

Alaina V. Metz (35)          Assistant         10/97 - present    Chief Administrator,          N/A                    N/A
c/o BISYS Fund Services      Secretary                            Administration
3435 Stelzer Road                                                 Services, BISYS Fund
Columbus, Ohio 43219                                              Services (since 1995)

Timothy S. Engelbrecht (46)  AML Compliance    7/02 - present     Senior Vice                   N/A                    N/A
c/o Union Planters Trust &   Officer                              President, Union
Investments                                                       Planters Advisors
8182 Maryland Ave.                                                (since 2000); Senior
St. Louis, MO 63105                                               Vice President,
                                                                  Mercantile
                                                                  Investment Services, Inc.
                                                                  (1980 - 2000)

         The Board of Trustees has three standing committees - the Audit Committee, the Nominating Committee and the Valuation Committee. Each committee currently consists of Messrs. Cashman, Maier and Seitz. Below is a brief description of each of these committees.

         The Audit Committee consists of only Trustees who are not "interested persons" of the Trust. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust's financial statements and the independent audit thereof. The Audit Committee also recommends the selection, retention or termination of the Trust's independent auditors to the full Board of Trustees and acts as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met two times during the fiscal year ended August 31, 2002.

         The Nominating Committee consists of only Trustees who are not "interested persons" of the Trust. The Nominating Committee nominates any new Non-Interested Trustee and determines the level and manner of compensation of the Non-Interested Trustees of the Trust. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a Fund, provided the shareholders' recommendations comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934 (the "1934 Act"). The

Nominating Committee was created in July 2001, and did not meet during the fiscal year ended August 31, 2002.

         The Valuation Committee is responsible for determining the fair value of the Trust's securities and other assets under certain circumstances in accordance with the Trust's valuation procedures. At least one member of the Valuation Committee must be a Non-Interested Trustee. The Valuation Committee was created in October 2001, and did not meet during the fiscal year ended August 31, 2002.

         The Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $1,000 for each meeting of the Trustees he attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2002 to the persons who served as Trustees during all or any portion of such fiscal year:

                               COMPENSATION TABLE

                                                                     TAX EXEMPT               TREASURY                    TOTAL
                         GROWTH  GROWTH &                              MONEY                   MONEY       TOTAL       COMPENSATION
                         EQUITY  INCOME    TAX-EXEMPT  INTERMEDIATE    MARKET       MONEY      MARKET   COMPENSATION    FROM FUND
        PERSON           FUND*    FUND     BOND FUND    BOND FUND       FUND     MARKET FUND    FUND    FROM TRUST**    COMPLEX**
-----------------------  ------  --------  ----------  ------------  ----------  -----------  --------  ------------   ------------
Non-Interested Trustees

Robert R. Archibald***    None    $  516     $ 64         $  371        $ 95       $1,210       $312       $4,500         $4,500
Harry R. Maier            None    $1,383     $157         $  984        $254       $3,359       $779       $7,500         $7,500
Robert E. Saur***         None    $  499     $ 63         $  370        $ 94       $1,206       $333       $4,500         $4,500
Neil Seitz                None    $1,474     $168         $1,051        $271       $3,578       $840       $8,000         $8,000

Interested Trustees

Brad L. Badgley           None    $1,383     $157         $  984        $254       $3,359       $779       $7,500         $7,500

Alan W. Kennebeck         None      None     None           None        None         None       None         None           None

*        The Growth Equity Fund did not commence operations until December 2002.

**       No compensation has been deferred by the Trustees.

*** Messrs. Archibald and Saur served as Trustees of the Trust until December 2001, at which time they decided not to stand for re-election.

         The table below sets forth the dollar range of Fund shares held by each Trustee as of December 31, 2001.

                                                                                                  AGGREGATE DOLLAR
                                                                         DOLLAR RANGE OF           RANGE OF TRUST
   NAME OF TRUSTEE                             FUND                        FUND SHARES                 SHARES
   ---------------                             ----                        -----------                 ------
Interested Trustees:

Brad L. Badgley                         Growth & Income Fund             $50,001-$100,000         $50,001-$100,000

                                        Intermediate Bond Fund           $10,001-$50,000          $50,001-$100,000

Alan W. Kennebeck                       Growth & Income Fund             $1-$10,000               $1-$10,000

Non-Interested Trustees:

Harry R. Maier                          Growth & Income Fund             $10,001-$50,000          $50,001-$100,000

                                        Intermediate Bond Fund           $10,001-$50,000          $50,001-$100,000

                                        Money Market Fund                $50,001-$100,000         $50,001-$100,000

Neil Seitz                              Growth & Income Fund             $10,001-$50,000          $10,001-$50,000

Eugene K. Cashman, Jr.                  None                             None                     None

         Each of the Trust, Union Planters Advisors, BISYS Fund Services, and BISYS Fund Services, Limited Partnership ("BISYS, L.P." or the "Distributor"), the Trust's distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code of Ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         Lewis Laughlin, Chairman Emeritus of Union Planters Advisors, has served on the Board of Directors of Memorial Foundation, Inc. and Southwest Illinois Health Ventures, Inc. since 1985. Mr. Maier is President of Memorial Hospital and is Chief Executive Officer of various affiliates of Memorial Hospital, including Memorial Foundation, Inc., Memorial Group, Inc. and Southwest Illinois Health Ventures, Inc.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), Union Planters Advisors provides investment advice for, and supervises the investment programs of, the Funds. Union Planters Advisors, located at One South Church Street, Suite 500, Belleville, Illinois 62220, is a wholly-owned subsidiary of Union Planters Corporation, a bank holding company incorporated in Tennessee. Union Planters Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $32 billion as of September 30, 2002. Through their offices in several states, Union Planters Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

         Prior to May 7, 2001, Union Planters Bank served as investment advisor to each of the Funds. On May 7, 2001, Union Planters Advisors assumed the duties of Union Planters Bank under each of the Advisory Agreements. Union Planters Bank and Union Planters Advisors are both subsidiaries of Union Planters Corporation. All of the same portfolio managers that provided services to the Funds through Union Planters Bank immediately prior to Union Planters Advisors' assumption of investment advisory duties continued to provide the same service to the Funds through Union Planters Advisors.

         Each of the Funds pays Union Planters Advisors an annual investment advisory fee based on a percentage of the Fund's average daily net assets. The amounts of each Fund's fees, and any voluntary waivers by the Advisor with respect thereto, are set forth in the Prospectus, as may be amended from time to time.

         Each Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Union Planters Advisors upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by Union Planters Advisors to eliminate all reference to the word "LEADER" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Union Planters Advisors.

         Each Advisory Agreement provides that Union Planters Advisors shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Union Planters Advisors and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining Union Planters Advisors as advisor for the Funds outweighs the disadvantages, if any, which might result from these practices.

         During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters Advisors (including all amounts paid by the Fund to Union Planters Bank prior to the date on which Union Planters Advisors assumed the investment advisory duties of Union Planters
Bank), pursuant to the relevant Advisory Agreement:

                                     FISCAL YEAR   GROSS (BEFORE                            NET (AFTER
                                        ENDED        VOLUNTARY                              VOLUNTARY
        FUND                          AUGUST 31      REDUCTION)           REDUCTION         REDUCTION)
------------------------             -----------   -------------          ---------         ----------
Growth & Income Fund                    2000         $1,216,860           $405,620          $811,240

                                        2001         $1,234,375           $246,013          $988,362

                                        2002         $1,178,523           $157,135          $1,021,388

Balanced Fund                           2001         $241,651             $60,413           $181,238

                                        2002         $357,167             $100,696          $256,471

Tax-Exempt Bond Fund                    2000         $11,613              $4,645            $6,968

                                        2001         $103,164             $94,661           $8,503

                                        2002         $90,179              $90,179           $0

Intermediate Bond Fund                  2000         $418,206             $83,640           $334,566

                                        2001         $595,276             $119,054          $476,222

                                        2002         $572,706             $77,488           $495,218

Short Term Bond Fund                    2001         $47,221              $38,635           $8,586

                                        2002         $143,821             $101,699          $42,122

Tax-Exempt Money Market Fund            2001         $110,306             $82,730           $27,576

                                        2002         $119,091             $103,441          $15,650

Money Market Fund                       2000         $743,725             $427,642          $316,083

                                        2001         $1,331,662           $545,347          $786,315

                                        2002         $1,495,350           $547,193          $948,157

Treasury Money Market Fund              2001         $340,380             $241,880          $98,500

                                        2002         $331,116             $216,272          $114,844

BOARD APPROVAL OF EXISTING ADVISORY AGREEMENTS

         The Board of Trustees, including the Non-Interested Trustees, considers matters bearing on each Fund's Advisory Agreement at most of its meetings throughout the year. In connection with their meetings, the Trustees receive materials specifically relating to the existing Advisory Agreements. These materials generally include (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices;
(ii) sales and redemption data in respect of the Funds; and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Non-Interested Trustees, also considers periodically other material facts such as (a) the Advisor's results and financial condition; (b) each Fund's investment objective and strategies and the size, education and experience of the Advisor's investment staff and their use of technology and external research; (c) arrangements in respect of the distribution of the Funds' shares; (d) the procedures employed to value the Funds' assets; (e) the allocation of the Funds' brokerage, if any, including the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, and the allocation of brokerage to firms that sell Fund shares; (f) the Advisor's management of the relationship with the Funds' custodian and other service providers; (g) the resources devoted to and the record of compliance with the Funds' investment policies and restrictions and with policies on personal securities transactions; and (h) when applicable, the contractual fee waivers and expense reimbursements agreed to by the Advisor.

         In considering the Advisory Agreements, the Board of Trustees, including the Non-Interested Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Non-Interested Trustees, in connection with its approval of the Advisory Agreements included the following:

    - Benefits to Shareholders. The Board of Trustees, including the Non-Interested Trustees, considered the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment strategies.

    - Investment Compliance and Performance. The Board of Trustees, including the Non-Interested Trustees, considered whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. The Board also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

    - Fund Expenses and Other Benefits to the Advisor. The Board of Trustees including the Non-Interested Trustees, considered each Fund's expense ratio and expense ratios of a peer group of funds. The Board also considered the contractual expense limitations and the financial impact on the Advisor relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Advisor and information compiled by an independent data service. For these purpose, the Trustees took into account not only the fees paid by the Funds, but also so-called "fallout benefits" to the Advisor, such as the engagement of affiliates of the Advisor to provide services to the Funds (including the Funds' retention of Union Planters Bank as custodian) and the benefits of research made available to the Advisor by reason of brokerage commissions generated by the Funds' securities transactions. In evaluating each Fund's advisory fees, the Board also took into account the demands, complexity and quality of the investment management of the Fund.

    - Profitability. The Board of Trustees, including the Non-Interested Trustees, considered the level of profits realized by the Advisor in connection with the operation of the Funds.

    - Economies of Scale. The Board of Trustees, including the Non-Interested Trustees, considered whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale.

    - Personnel and Other Attributes of the Advisor. The Board of Trustees, including the Non-Interested Trustees, evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to perform the Advisor's duties under the Advisory Agreements. The Board also considered the business reputation of the Advisor, its financial resources, its professional liability insurance coverage and its management of the other service providers, and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the Advisor Agreements.

         Based on their evaluation of all factors that they deemed to be material, the Trustees, including the Non-Interested Trustees, concluded that the existing advisory fee structures are fair and reasonable, given the scope and quality of the services rendered by the Advisor.

ADMINISTRATOR

         BISYS, L.P., 3435 Stelzer Road, Columbus, Ohio 43219, under an agreement with the Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets.

         For the fiscal year ended August 31, 2002 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $314,276; the Balanced Fund - $89,293; the Tax-Exempt Bond Fund - $30,914 (which is $5,158 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the

Intermediate Bond Fund - $229,085; the Short Term Bond Fund - $52,299; the Tax-Exempt Money Market Fund - $46,315 (which is $13,231 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); the Money Market Fund - $623,707 (which is $123,975 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); and the Treasury Money Market Fund - $129,030 (which is $36,530 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets). For the fiscal year ended August 31, 2001, pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $329,168; the Balanced Fund - $60,413; the Tax-Exempt Bond Fund - $41,266; the Intermediate Bond Fund - $238,111; the Short Term Bond Fund - $17,171; the Tax-Exempt Money Market Fund - $46,880 (which is $8,273 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Money Market Fund - $565,961 (which is $99,873 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); and the Treasury Money Market Fund - $144,663 (which is $25,528 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2000, pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $324,497; the Intermediate Bond Fund - $167,284; the Tax-Exempt Bond Fund - $4,645; and the Money Market Fund - $316,112 (which is $55,779 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets).

ADMINISTRATIVE SERVICES PLAN

         Institutional Shares of each Fund adopted an Administrative Services Plan (the "Service Plan") effective as of September 1, 2000 (December 1, 2002 with respect to the Growth Equity Fund), as referenced in the Prospectus. This Statement contains additional information that may be of interest to investors.

         Continuance of the Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plan must be approved by the Trustees and the Non-Interested Trustees. The Service Plan may be amended to increase or otherwise change the costs Institutional Shares bear for services covered by the Service Plan without shareholder vote. The Service Plan may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plan for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

TRUST EXPENSES

         The Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

         Custodial Arrangements. Union Planters Bank, One South Church Street, Suite 500, Belleville, Illinois 62220, serves as the custodian for each of the Funds. As custodian, Union Planters Bank holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

         Transfer and Dividend Paying Agent. BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent and dividend paying agent of each of the Funds. In such capacity, BISYS Fund Services performs certain shareholder servicing functions, including processing purchase and redemption orders and mailing certain Fund communications to shareholders. Pursuant to an agreement with the Trust, BISYS Fund Services receives a fixed annual fee and additional compensation based upon services provided.

         Independent Accountants. The Funds' independent accountants are KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215. KPMG LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

         Prior to October 19, 2000, PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, served as the Trust's independent accountants. On October 19, 2000 the Trust dismissed PricewaterhouseCoopers LLP as its independent auditors. The Trust's Audit Committee recommended and approved the decision to change independent accountants. The Trust engaged KPMG LLP as its new independent accountants as of October 19, 2000.

         The reports of PricewaterhouseCoopers LLP on the financial statements for the fiscal years ended August 31, 2000, 1999 and 1998 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audits for the fiscal years ended August 31, 2000, 1999 and 1998, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

         The report of KPMG LLP on the financial statements for the fiscal year ended August 31, 2002 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended August 31, 2001 and their audit for the fiscal year ended August 31, 2002, there have been no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference thereto in their report on the financial statements for such year.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Funds (except for the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund will typically pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the 1934 Act) from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. Union Planters Advisors or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which Union Planters Advisors places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by Union Planters Advisors' or its affiliates' portfolio managers and analysts. Some of these services are of value to Union Planters Advisors and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Union Planters Advisors and its affiliates receive these services, even though Union Planters Advisors might otherwise be required to purchase some of these services for cash.

         Union Planters Advisors places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, Union Planters Advisors uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Union Planters Advisors, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, Union Planters Advisors may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Union Planters Advisors or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. Union Planters Advisors' authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Union Planters Advisors will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trust's Trustees may determine, Union Planters Advisors considers sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS Fund Services, may not serve as the Funds' dealer in connection with such transactions.

         During the fiscal years ended August 31, 2000, August 31, 2001 and August 31, 2002, the Trust paid, on behalf of the Growth & Income Fund, approximately $58,297, $55,233 and $73,462, respectively, in brokerage commissions. During the fiscal years ended August 31, 2001 and August 31, 2002, the Trust paid, on behalf of the Balanced Fund, approximately $22,480 and $19,471, respectively, in brokerage commissions. No such commissions were paid to affiliates of the Trust.

         The Funds may engage in certain transactions involving affiliates. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

                            DESCRIPTION OF THE TRUST

         The Trust is a diversified open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into nine separate series - one for each of the Growth Equity Fund, the Growth & Income Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Intermediate Bond Fund, the Short Term Bond Fund, the Tax-Exempt Money Market Fund, the Money Market Fund and the Treasury Money Market Fund. Prior to September 1, 2000, the Trust was known as "Magna Funds." Prior to September 1, 2000, the LEADER Growth & Income Fund was known as the "Magna Growth & Income Fund;" the LEADER Tax-Exempt Bond Fund was known as the "Magna Tax-Exempt Bond Fund;" the LEADER Intermediate Bond Fund was known as the "Magna Intermediate Government Bond Fund;" and the LEADER Money Market Fund was known as the "Magna Money Market Fund." Prior to January 1, 2003, the "LEADER Intermediate Bond Fund" was known as the "LEADER Intermediate Government Bond Fund."

SERIES AND CLASSES OF SHARES

         The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees have designated and authorized the issuance of three different classes of shares for each Money Fund
- "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Sweep Shares." The Trustees have designated and authorized the issuance of three classes of shares for each of the Non-Money Funds of the Trust - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Investor B Shares." The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF EACH FUND'S INSTITUTIONAL SHARES

         The table below sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or more of the outstanding Institutional Shares of any Fund as of November 29, 2002. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                                    NAME AND ADDRESS                                    %
        FUND                                      OF BENEFICIAL OWNER                               OWNERSHIP
-----------------------                    -------------------------------------                   -----------
Growth & Income Fund                       Union Planters ISTCO                                       38.69%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Sterling Trust Company as Agent                            31.47%
                                           Union Planters Bank as Trustee FBO
                                           Union Planters Corporation
                                           1380 Lawrence St., Suite 1400
                                           Denver, CO 80204

                                           Union Planters ISTCO                                       18.77%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Union Planters ISTCO                                        7.44%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

Balanced Fund                              Sterling Trust Company as Agent                            99.48%
                                           Union Planters Bank as Trustee FBO
                                           Union Planters Corporation
                                           1380 Lawrence St., Suite 1400
                                           Denver, CO 80204

Tax-Exempt Bond Fund                       Union Planters ISTCO                                       91.45%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Union Planters ISTCO                                        5.26%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

Intermediate Bond Fund                     Union Planters ISTCO                                       55.08%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                                     NAME AND ADDRESS                                   %
        FUND                                       OF BENEFICIAL OWNER                              OWNERSHIP
-----------------------                    -------------------------------------                   -----------
                                           Union Planters ISTCO                                       31.97%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Sterling Trust Company as Agent                             6.05%
                                           Union Planters Bank as Trustee FBO
                                           Union Planters Corporation
                                           1380 Lawrence St., Suite 1400
                                           Denver, CO 80204

Short Term Bond Fund                       Union Planters ISTCO                                       65.70%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Sterling Trust Company as Agent                            30.97%
                                           Union Planters Bank as Trustee FBO
                                           Union Planters Corporation
                                           1380 Lawrence St., Suite 1400
                                           Denver, CO 80204

Tax-Exempt Money Market Fund               ISTCO A Partnership                                        94.04%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Pacific Century Trust                                       5.96%
                                           P.O. Box 3170
                                           Honolulu, HI 96802

Money Market Fund                          Pacific Century Trust                                      40.01%
                                           P.O. Box 3170
                                           Honolulu, HI 96802

                                           Union Planters ISTCO                                       19.64%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Sterling Trust Company as Agent                            18.94%
                                           Union Planters Bank as Trustee FBO
                                           Union Planters Corporation
                                           1380 Lawrence St., Suite 1400
                                           Denver, CO 80204

                                                     NAME AND ADDRESS                                   %
        FUND                                       OF BENEFICIAL OWNER                              OWNERSHIP
-----------------------                    -------------------------------------                   -----------
                                           Pacific Capital Growth Stock Fund                           5.88%
                                           c/o Asset Management Dept 761
                                           130 Merchant St., Suite 370
                                           Honolulu, HI 96813

Treasury Money Market Fund                 ISTCO A Partnership                                        66.39%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           ISTCO A Partnership                                        24.67%
                                           P.O. Box 523
                                           Bellville, IL 62222-0523

                                           Pacific Century Trust                                       5.00%
                                           P.O. Box 3170
                                           Honolulu, HI 96802

         As of November 29, 2002, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding Institutional Shares of each Fund.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
All Funds

         The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veterans' Day.

All Funds (Except for the Money Funds)

         Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Funds

         Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

         By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. Union Planters Advisors makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

                              SHAREHOLDER SERVICES

         Please see the Prospectus under "Shareholder Information" for additional information regarding services offered by the Funds.

OPEN ACCOUNTS

         A shareholder's investment in any Fund received and verified in good order is credited to an open account maintained for the shareholder by BISYS Fund Services, the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS Fund Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders may be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

                                   REDEMPTIONS

         The procedures for redemption of Fund shares are summarized in the Prospectus under "Shareholder Information."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectus.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS Fund Services at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $15.00) is deducted.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS Fund Services. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS Fund Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS, L.P., BISYS Fund Services, Union Planters Bank and Union Planters Advisors are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct and the Trust reasonably believes that the instructions are authentic.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS Fund Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

         Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS" below.

          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

         It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectus for information regarding the frequency with which each Fund declares and pays dividends.

         Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS Fund Services. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS Fund Services on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Taxation of the Funds

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities;
(ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the market value of its total assets in cash, U.S. Government Securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company that is accorded special tax treatment, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

         If a Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss) will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for special taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Distributions

         Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectus. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.

         Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

         Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

Exempt-Interest Dividends

         Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax ("AMT") purposes and for state and local purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as a tax preference item in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

         If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         Each shareholder is advised to consult his or her tax advisor with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

Selling Shares

         Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent, respectively). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

         A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Discount Securities

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Hedging

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign Securities and Taxes

         A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

         A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Backup Withholding

         Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Other

         Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to United States withholding tax.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return and/or yield in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, On Money or Lipper Analytical Services as having the same investment objectives. Each Fund also may present hypothetical illustrations comparing the Fund's and other mutual funds' pre-tax and after-tax total returns, and showing the effects of income, capital gain and/or estate taxes on performance.

         Each Fund may make reference in its advertising and sales literature to awards, citations and honor bestowed on it or Union Planters Advisors by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the selection process, including, but not limited to, the scores and categories in which the Fund excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund competed for the award, honor or citation.

         Total Return. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (or for such shorter periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. Each Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         Yield. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days in the case of the Money Market Fund) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

         Yield is calculated without regard to realized and unrealized gains and losses. A Fund's yield will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the Fund's portfolio. Consequently, no yield quotation should be considered as representative of what a Fund's yield may be for any future period. A Fund's yields are not guaranteed.

         Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, check writing privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing a Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

         The table below sets forth the average annual total return of each Non-Money Fund for the one-year, three-year and five-year periods ending August 31, 2002, and for the period from the commencement of the Funds' operations until August 31, 2002 (except for the Growth Equity Fund, for which the average annual total return for the ten-year period ending August 31, 2002 is set forth under the column entitled "Since Inception"). The performance shown is for Institutional Shares of the Funds. Institutional Shares are the continuation of the Class A Shares, the sole class of shares offered by the Funds prior to September 1, 2000, when the Class A Shares were redesignated "Institutional Shares."

AVERAGE ANNUAL RETURN OF FUND SHARES FOR THE PERIODS LISTED (EACH PERIOD ENDING AUGUST 31, 2002)

                                                                              Total Return
                                                      --------------------------------------------------------------
                                                         One             Three            Five             Since
               Fund                                      Year            Years            Years          Inception
-------------------------------------------           ---------        --------          -------        ------------
GROWTH EQUITY FUND(a)
     Average Annual Total Return(b)                    -22.15%          -9.49%            1.82%            8.56%(c)
GROWTH & INCOME FUND(d)
     Average Annual Total Return                       -16.38%          -9.45%            1.56%            9.38%
     Average Annual Total Return
     (After Taxes on Distributions)                    -16.67%          -9.99%            0.87%            8.56%
     Average Annual Total Returns
     (After Taxes on Distributions and
     Sale of Fund Shares)                              -10.03%          -7.47%            1.16%            7.60%
BALANCED FUND(e)
     Average Annual Total Return                        -2.11%            N/A              N/A            -3.29%
     Average Annual Total Return
     (After Taxes on Distributions)                     -3.09%            N/A              N/A            -4.19%
     Average Annual Total Returns
     (After Taxes on Distributions and
     Sale of Fund Shares)                               -1.30%            N/A              N/A            -3.05%
TAX-EXEMPT BOND FUND(f)
     Average Annual Total Return                         5.29%            N/A              N/A             7.31%
     Average Annual Total Return
     (After Taxes on Distributions)                      5.07%            N/A              N/A             7.15%
     Average Annual Total Returns
     (After Taxes on Distributions and
     Sale of Fund Shares)                                5.04%            N/A              N/A             6.73%

                                                                              Total Return
                                                      --------------------------------------------------------------
                                                         One             Three            Five            Since
               Fund                                      Year            Years            Years          Inception
-------------------------------------------           ---------        --------          -------        ------------
INTERMEDIATE BOND FUND(g)
     Average Annual Total Return                         8.17%           9.03%            6.80%            6.71%
     Average Annual Total Return
     (After Taxes on Distributions)                      6.00%           6.60%            4.40%            4.27%
     Average Annual Total Returns
     (After Taxes on Distributions and
     Sale of Fund Shares)                                4.95%           6.02%            4.23%            4.14%
SHORT TERM BOND FUND(h)
     Average Annual Total Return                         2.30%            N/A              N/A             3.96%
     Average Annual Total Return
     (After Taxes on Distributions)                      0.70%            N/A              N/A             2.26%
     Average Annual Total Returns
     (After Taxes on Distributions and
     Sale of Fund Shares)                                1.40%            N/A              N/A             2.34%

(a) Although the Growth Equity Fund did not commence operations prior to December 2002, the above-quoted performance data includes the performance of a predecessor fund for the periods prior to December 9, 2002, adjusted to reflect anticipated fees and expenses, absent any fee waivers, applicable to the Institutional Shares of the Growth Equity Fund. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Growth Equity Fund are substantially similar in all material respects to its predecessor fund.

(b) The predecessor fund was not subject to the same distribution requirement as a registered investment company, and as a result, no after-tax performance information is shown for this fund for periods prior to December 9, 2002.

(c) Performance data shown is for the predecessor fund for the ten-year period ending August 31, 2002, and not since the predecessor fund's inception.

(d) With respect to Institutional Shares, the Growth & Income Fund commenced operations on September 1, 1994.

(e) With respect to Institutional Shares, the Balanced Fund commenced operations on January 3, 2001.

(f) With respect to Institutional Shares, the Tax-Exempt Bond Fund commenced operations on July 24, 2000.

(g) With respect to Institutional Shares, the Intermediate Bond Fund commenced operations on September 1, 1994. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government Securities. The Fund may have achieved different results under its current policies.

(h) With respect to Institutional Shares, the Short Term Bond Fund commenced operations on January 5, 2001.

TAX EFFECTIVE YIELD OF THE TAX-EXEMPT BOND FUND

         The table below sets forth the tax effective yield on the Institutional Shares of the Tax-Exempt Bond Fund, based on the month ended August 31, 2002 and assuming a marginal tax rate of 39%:

          Fund                                         Tax Effective Yield
          ----                                         -------------------
Tax-Exempt Bond Fund                                          6.80%

YIELD FOR THE MONEY FUNDS

         The table below sets forth the yield and total effective yield of the Institutional shares of each Money Fund, in each case based on the seven days ended August 31, 2002:

          Fund                                    Yield        Effective Yield
          ----                                    -----        ---------------
Tax-Exempt Money Market Fund                      0.98%             0.99%
Money Market Fund                                 1.30%             1.31%
Treasury Money Market Fund                        1.08%             1.08%

TAX EFFECTIVE YIELD OF THE TAX-EXEMPT MONEY MARKET FUND

         The table below sets forth the tax effective yield of the Institutional Shares of the Tax-Exempt Money Market Fund based on the seven days ended August 31, 2002 and assuming a marginal tax rate of 39%:

                                                       Tax Effective Yield
                                                       -------------------
Tax-Exempt Money Market Fund                                  1.62%

                                   APPENDIX A

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS

         Obligations Backed by Full Faith and Credit of the U.S. Government - are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements - are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankee dollar Obligations - obligations of U.S. branches of foreign banks.

         Commercial Obligations - include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                   APPENDIX B

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

Corporate Bonds

                                       AAA

         This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

         Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                        C

         The rating C is reserved for income bonds on which no interest is being paid.

                                        D

         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Corporate Bonds

                                       Aaa

         Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

         Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

         Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                       Baa

         Bonds that are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Commercial Paper

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Part C.  OTHER INFORMATION

Item 23.          Exhibits

                  Exhibits:

                  a.                Agreement and Declaration of Trust.(1).
                                    Amendment No. 1 to Agreement and Declaration of Trust.(8)

                  b.                By-Laws.(1)

                  c.                None.

                  d. Forms of Investment Advisory Agreements for each of LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond
                                    Fund).(3) Form of Investment Advisory
                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Investment Advisory Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Investment Advisory Agreements for LEADER Treasury Money Market Fund.(8) Form of Investment Advisory Agreement for LEADER Tax-Exempt Money Market Fund.(8) Forms of Investment Advisory Agreements for each of LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Assumption Agreement between Union Planters Bank, National Association and Union Planters Investment Advisors, Inc. (10) Form of Investment Advisory Agreement for LEADER Growth Equity Fund.(12)

                  e. Forms of Distribution Agreement for each of LEADER Growth & Income Fund (formerly
                                    Magna Growth & Income Fund) and LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund).(2)
                                    Form of Amendment to Distribution

                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Amendment to Distribution Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Distribution Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Distribution Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Distribution Agreement for LEADER Growth Equity Fund.(12)

                  f.                None.

                  g. Form of Custodian Agreement for LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Custodian Agreement for LEADER Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Custodian Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond
                                    Fund).(5) Form of Custodian Agreement for
                                    LEADER Growth and Income Fund (formerly
                                    Magna Growth and Income Fund) LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund)
                                    LEADER Tax-Exempt Bond Fund (formerly Magna
                                    Tax-Exempt Bond Fund) LEADER Money Market
                                    Fund (formerly Magna Money Market Fund),
                                    LEADER Treasury Money Market Fund and LEADER
                                    Tax-Exempt Money Market Fund.(8) Form of
                                    Amendment to Custodian Agreement for LEADER
                                    Balanced Fund and LEADER Short Term Bond
                                    Fund.(9) Form of Amendment to Custodian
                                    Agreement for LEADER Growth Equity Fund.(12)

                  h.(i)             Form of Administration Agreement for
                                    LEADER Growth & Income Fund (formerly
                                    Magna Growth & Income Fund) and LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund).(2)
                                    Form of Amendment to Administration
                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money

                                  Market Fund).(4) Form of Amendment to
                                  Administration Agreement for LEADER
                                  Tax-Exempt Bond Fund (formerly Magna
                                  Tax-Exempt Bond Fund.(5) Form of Amendment to Administration Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Administration Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Administration Agreement for LEADER Growth Equity Fund.(12)

                  h.(ii)          Form of Transfer Agency Agreement for
                                  LEADER Growth & Income Fund (formerly Magna
                                  Growth & Income Fund) and LEADER
                                  Intermediate Government Bond Fund (formerly
                                  Magna Intermediate Government Bond Fund).(2)
                                  Form of Amendment to Transfer Agency
                                  Agreement for LEADER Money Market Fund
                                  (formerly Magna Money Market Fund).(4) Form of Amendment to Transfer Agency for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund.(5) Form of Amendment to Transfer Agency Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Transfer Agency Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Transfer Agency Agreement for LEADER Growth Equity Fund.(12)

                  h.(iii) Form of Fund Accounting Agreement for LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Fund Accounting Agreement for LEADER Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Fund Accounting Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Fund Accounting Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Fund Accounting Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Fund Accounting Agreement for LEADER Growth Equity Fund.(12)

                  h.(iv)          Form of Notification of Fee Waiver.(6)

                  h.(v) Form of Administrative Services Plan for Institutional Shares and Sweep Shares of each Fund.(8) Form of Amended and Restated Administrative Services Plan (Institutional Shares).(12)

                  h.(vi) Form of Rule 2a-7 Policies and Procedures for the LEADER Money Market Fund (formerly Magna Money Market Fund), LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8)

                  i. Opinion and Consent of Counsel.(2) Form of Opinion and Consent with respect to LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Opinion and Consent of Counsel with respect to LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Opinion and Consent of Counsel with respect to LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Opinion and Consent of Counsel with respect to LEADER Growth Equity Fund.(12)


                  j.              Consent of Independent Accountants - Exhibit 1

                  k.                None.

                  l. Form of Organizational Expense Reimbursement Agreement(2); Letter regarding sale of initial shares.(2)

                  m. Form of Amended and Restated LEADER Mutual Funds Distribution and Service Plan for Investor Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. (12)

                  n. Form of LEADER Mutual Funds Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940.(12)
                  o.                Powers of Attorney of Harry R. Maier,
                                    Neil Seitz and Brad L. Badgley.(3) Powers of Attorney of Eugene K. Cashman, Jr. and Alan W. Kennebeck.(11)

                  p. Form of Code of Ethics for each of LEADER Mutual Funds and Union Planters Bank, National Association (7) Form of Amended Code of Ethics for Union Planters Investment Advisors, Inc.(10)

--------------------
         (1) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 20, 1996.

         (2) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 18, 1997.

         (3) Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on November 30, 1998.

         (4) Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on March 15, 1999.

         (5) Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 18, 1999.

         (6) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 30, 1999.

         (7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on June 13, 2000.

         (8) Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on August 31, 2000.

         (9) Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 17, 2000.

         (10) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 31, 2001.

         (11) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 28, 2002.

         (12) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on March 15, 2002.

Item 24.          Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.          Indemnification

                  See Item 27 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-78408) filed on July 15, 1994, which is hereby incorporated by reference.

Item 26.          Business and Other Connections of Investment Adviser

                  (a) Union Planters Investment Advisors, Inc. ("Union Planters Advisors"), the adviser to the Registrant, is a wholly-owned subsidiary of Union Planters Corporation, a bank holding company headquartered in Memphis, Tennessee.

                  (b) The name, address and principal occupation of Union Planters Advisors' directors and principal executive officers are as follows:



                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------


Alan W.  Kennebeck                   Chairman of the                      Senior Executive Vice President -
                                     Board                                Retail Services
                                                                          Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy
                                                                          Memphis, TN 38017

Bobby L. Doxey                       Director                             Senior Executive Vice President
                                                                          and Chief Financial Officer,
                                                                          Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy
                                                                          Memphis, TN 38017

Michael A. Christina                 Director                             None



Lewis G. Laughlin                    Director,                            None
                                     President




                  (c) Created in 2001, Union Planters Advisors is a wholly-owned subsidiary of Union Planters Corporation, a multi-state bank holding company headquartered in Memphis, Tennessee. Union Planters Advisors provides advisory services to the LEADER Mutual Funds, trust company clients and other accounts. Union Planters Corporation is one of the largest banking organizations in the country, with assets of approximately $34 billion.

Item 27(a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies (other than LEADER Mutual Funds):

Alpine Equity Trust
Ambassador Funds
American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Funds Trust
HSBC Investor Funds
HSBC Mutual Funds Trust
The Infinity Mutual Funds, Inc.
MMA Praxis Mutual Funds
The M.S.D.&T. Funds, Inc.
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b)   Information about the partners of BISYS is set forth below:



Name and Address                 Position with Underwriter          Position with Fund
--------------------------       -------------------------          ------------------
WC Subsidiary Corporation        Sole Limited Partner                   None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.*       Sole General Partner                   None
3435 Stelzer Road
Columbus, OH 43219

* Jocelyn E. Fullmer - Executive Representative
  William J. Tomko - Supervising Principal


Item 27(c)        Not applicable.

Item 28.          Location of Accounts and Records

                  Union Planters Bank, National Association maintains possession of the documents required to be maintained by Rule 31 under the Investment Company Act of 1940.

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  None.

                              ********************

                                     NOTICE


         A copy of the Agreement and Declaration of Trust of LEADER Mutual Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES
         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, LEADER Mutual Funds, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on the 27th day of December, 2002.
                                                     LEADER MUTUAL FUNDS



                                                     By:   /s/ Walter B. Grimm
                                                           --------------------
                                                           Walter B. Grimm
                                                           President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Walter B. Grimm
------------------------
Walter B. Grimm
President
Date: December 27, 2002




/s/ R. Jeffrey Young
------------------------
R. Jeffrey Young
Treasurer (Chief Accounting Officer)
Date: December 27, 2002


*BRAD L. BADGLEY
------------------------
Brad L. Badgley
Trustee

*Alan W. Kennebeck         *NEIL SEITZ
------------------------   ------------
Alan W. Kennebeck          Neil Seitz
Trustee                    Trustee


*Eugene K. Cashman, Jr.    *HARRY R. MAIER        *By: /s/ Walter B. Grimm
------------------------   ---------------             -------------------
Eugene K. Cashman, Jr.     Harry R. Maier              Walter B. Grimm
Trustee                    Trustee                     Attorney in Fact
                                                       Date: December 27, 2002

                                 EXHIBIT INDEX


Exhibit No.         Name of Exhibit
-----------         ---------------


    1.              Consent of former and current Independent Accountants